N-2	Oct. 26, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002038912
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CANTOR FITZGERALD ENERGY FUND
Class S [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class S
Maximum Sales Load (percentage of offering price)	None
Contingent Deferred Sales Charge	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]

Annual Fund Operating Expenses (as a percentage of net assets attributable to Shares) (1)
Management Fees	2.25%
Shareholder Servicing Fee	None
Distribution Fee	None
Other Expenses	2.25%
Interest Payments on Borrowed Funds(2)	0.75%
Asset Level Expenses(3)	0.50%
Remaining Other Expenses(4)	1.00%
Total Annual Fund Operating Expenses	4.50%
Less Fee Waiver and/or Expense Limitation(5)	(0.25)
Total Annual Fund Operating Expenses (After Fee Waiver)	4.25%

(1)

Estimates are based on Fund net assets of $100,000,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of Shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount, net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will raise $100,000,000 in proceeds.

(2)

The table assumes the Fund’s use of leverage in an amount equal to 10% of the Fund’s total assets (less all liabilities and indebtedness not represented by Investment Company Act leverage). The Fund’s actual interest costs associated with leverage may differ from the estimates above.

(3)

Estimated fees and expenses related to property management, disposition expenses, any other expenses related to investments in Oil and Gas Interests of the Fund’s Oil and Gas Investment Vehicles (including real estate and property taxes on properties held in the Fund’s Oil and Gas Investment Vehicles).

(4)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund. Other Expenses include professional fees, offering expenses, and other general and administrative expenses.

(5)

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the Expense Limitation Agreement) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including all organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, asset level expenses and extraordinary expenses), to the extent that they exceed 3.00% per annum of the Fund’s average daily net assets attributable to Class S shares (the Expense Limitation) for an initial two-year term. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, provided that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect at least until October 15, 2028, unless and until the Board approves its modification or termination. Separately and in addition to the Expense Limitation, the Adviser has also contractually agreed to waive 1.00% of its management fee for Class S shares until October 15, 2029 unless the Adviser and the Board approve its continuation under a Management Waiver Agreement. The Expense Limitation Agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. See “Management of the Fund.”

Management Fees [Percent]	2.25%	[1]
Interest Expenses on Borrowings [Percent]	0.75%	[1],[2]
Distribution/Servicing Fees [Percent]	0.00%	[1]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[1]
Other Annual Expense 2 [Percent]	2.25%	[1]
Other Annual Expense 3 [Percent]	0.50%	[1],[3]
Other Annual Expenses [Percent]	1.00%	[1],[4]
Total Annual Expenses [Percent]	4.50%	[1]
Waivers and Reimbursements of Fees [Percent]	(0.25%)	[1],[5]
Net Expense over Assets [Percent]	4.25%	[1]
Expense Example [Table Text Block]

Example

The following example illustrates the expenses that you would pay on a $1,000 investment in the Fund’s Class S Shares assuming a 5% return and that annual expenses attributable to the Fund’s Class S Shares (the example assumes the Fund’s Expense Limitation Agreement will remain in effect until October 15, 2028) remain unchanged. The example assumes that you invest $1,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example does not present actual expenses and should not be considered a representation of future expenses. Actual Fund expenses may be greater or less than those shown. The example assumes that the estimates costs on the expenses set forth in the Total Fund Annual Operating Expenses are accurate, that the Total Fund Annual Operating Expenses remain the same for all periods shown and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may be required to pay transaction and other fees on purchases of Class S Shares, which are not reflected in the example.

1 Year	3 Years	5 Years	10 Years
$43	$134	$231	$475

The purpose of the table above is to assist you in understanding the various costs and expenses you would bear directly or indirectly as a Shareholder of the Fund. For a more complete description of the various costs and expenses of the Fund. See “Management of the Fund.”

Expense Example, Year 01	$ 43
Expense Example, Years 1 to 3	134
Expense Example, Years 1 to 5	231
Expense Example, Years 1 to 10	$ 475
Purpose of Fee Table , Note [Text Block]	The following table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. More information about these expenses is available from your financial professional and in the “Plan of Distribution.”
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund. Other Expenses include professional fees, offering expenses, and other general and administrative expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

THE FUND’S INVESTMENTS

Investment Objective

The Fund’s investment objective is to seek to maximize risk-adjusted total return, with an emphasis on current income. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board of Trustees (the “Board”) without approval of the Fund’s shareholders (“Shareholders”). There can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful.

Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in energy-related assets located in the continental United States (collectively, “Oil and Gas Interests”). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund concentrates (i.e., invests 25% or more of its total assets) its investments in the Crude Petroleum and Natural Gas Industry.

Oil and Gas Interests include non-operated working interests, mineral interests, royalty interests, Overriding Royalty Interests (“ORRIs”), fee simple interests, state or federal mineral property rights and similar interests and will typically be located in well-established regions of the continental United States. The Fund also will seek to gain indirect exposure to Oil and Gas Interests by investing in publicly traded securities of issuers engaged in business activities related to Oil and Gas Interests (each, an “Oil and Gas Company”).

The Fund will typically gain direct exposure to its Oil and Gas Interests through Domestic Wholly-Owned Entities, Joint Venture Entities, Offshore Subsidiaries, or Co-Investment Entities (each as defined below and collectively, “Oil and Gas Investment Vehicles”).

•	“Domestic Wholly-Owned Entities” are wholly-owned subsidiaries of the Fund organized under the laws of the United States.

•

“Joint Venture Entities” are entities in which the Fund will co-invest solely alongside unaffiliated third-party investors. The Fund may own a majority or minority interest in any particular Joint Venture Entity.

•	“Offshore Subsidiaries” are wholly-owned subsidiaries of the Fund organized in the Cayman Islands or other non-U.S. jurisdiction.

•

“Co-Investment Entities” are entities in which the Fund will co-invest alongside affiliates of the Fund, including those of Cantor Fitzgerald Energy Advisors, LLC (the “Adviser”) which include Cantor Fitzgerald Investors, LLC (“CFI”) and LEH II Management LLC (“Lincoln”), subject to the terms and conditions of an exemptive order for which the Fund has submitted an application with the Securities and Exchange Commission (the “SEC”) (collectively, “Oil and Gas Investment Vehicles”). If granted by the SEC, the requested exemptive order would allow the Fund and/or the Co-Investment Entities to co-invest alongside certain entities affiliated with the Adviser. The Fund may own a majority or minority interest in any particular Co-Investment Entity.

These Oil and Gas Investment Vehicles are discussed in greater detail below under “Principal Portfolio Composition.”

Investment Philosophy and Process

Tailwinds in the Oil and Gas Industry

The Adviser believes that despite news headlines which suggest that the energy transition to full renewable power generation is imminent, oil and natural gas will remain key components of global energy production for years to come. These headlines have reduced long-term capital investment in traditional energy projects, resulting in attractive economics for the development of oil and gas wells. Additionally, demand for energy continues to be robust, driven by economic growth and industrial activity.

The Adviser believes that demand for U.S-produced natural gas is especially primed to benefit from sustained growth in key sectors. Demand for natural gas is propelled by its critical role in power generation, where it has captured significant market share, rising from 28% of U.S. electricity generation in 2014 to 42.5% in 2024, largely displacing coal, according to S&P Global Ratings. The surge in LNG exports further amplifies demand, with U.S. export capacity projected to nearly double from 14 Bcf/d in 2023 to 25 Bcf/d by 2028, driven by the construction of new Gulf Coast export facilities, as reported by the U.S. Energy Information Administration (EIA). Additionally, natural gas benefits from its perception as a cleaner energy source, emitting 50% less CO2 than coal and 30% less than oil when combusted, per the American Security Project, making it a preferred bridge fuel in the energy transition. These factors, combined with growing industrial demand and data center power needs, create a favorable environment for the Fund’s gas-focused investments.

Some of the tailwinds which the Adviser believes will enhance the attractiveness of investing in Oil and Gas Interests are as follows:

•

Strong Global Energy Demand – Global energy demand for oil and gas remains a fundamental driver for U.S. oil and gas investments. Despite the push for renewable energy, hydrocarbons continue to dominate the global energy mix, with oil and natural gas accounting for approximately 55% of global energy consumption in 2024, according to the International Energy Agency (IEA). OPEC’s official prediction for global oil demand, as outlined in its 2025 World Oil Outlook, projects steady growth for crude oil demand, driven primarily by developing countries, with long-term projections topping 123 million barrels per day by 2050 (an increase from 104 million barrels per day projected in 2025), with no peak in oil demand anticipated on the horizon. Natural gas’s growth outlook is even more robust, as the various agencies almost unanimously predict the growth in global consumption to increase 20% or more between 2025 and 2050, predominantly for power generation to fuel the needs of a growing global population and the rising energy needs of the AI and tech sectors. Other key drivers of hydrocarbon growth include:

•

Emerging Market Growth: Rapid industrialization in Asia (e.g., China, India) and Africa fuels demand for transportation fuels, LNG, and petrochemical feedstocks. For example, global LNG demand is expected to grow by 4% annually through 2030, per Shell’s LNG Outlook.

•	Petrochemical Demand: Rising global consumption of plastics and chemicals, derived from oil and gas, supports long-term demand, as alternatives like bio-based materials scale slowly.

•

Transition Pace Limitations: While renewables are growing, their ability to displace oil and gas in sectors like aviation, shipping, and heavy industry is limited in the near term due to technological and cost barriers.

•

U.S. as a Leading Producer – The U.S. has solidified its position as the world’s top oil and gas producer, with crude oil production averaging 13.2 million bpd and natural gas output at 105 billion cubic feet per day (Bcf/d) in 2024, per the EIA. The Permian Basin alone accounts for nearly 50% of U.S. oil production, with other key regions like the Eagle Ford, Bakken, and Marcellus contributing significantly. This dominance is driven by:

•

Technological Advancements: Innovations in hydraulic fracturing, horizontal drilling, and digital reservoir management have reduced breakeven costs to $40–$50 per barrel in prime basins, making U.S. production globally competitive even in moderate price environments.

•	Resource Abundance: The U.S. has vast proven reserves, with the Permian holding over 50 billion barrels of oil equivalent in technically recoverable resources, per the U.S. Geological Survey.

•

Private Land Advantage: Unlike many countries, U.S. oil and gas development benefits from private mineral rights ownership, which streamlines leasing and reduces bureaucratic delays compared to state-controlled systems.

•

Energy Security and Geopolitical Stability – Geopolitical disruptions, including ongoing tensions in the Middle East, sanctions on Russia, and instability in other oil-producing regions like Venezuela, have underscored the importance of U.S. oil and gas as a reliable, geopolitically stable supply source. Key factors include:

•

Reduced Global Supply Risks: U.S. production is insulated from OPEC+ production cuts or conflicts disrupting Middle Eastern or African supply. In 2024, U.S. exports of crude oil and LNG reached record highs, with 4.1 million bpd of crude and 14 Bcf/d of LNG, per EIA data, meeting demand from Europe and Asia.

•

Energy Independence: The U.S.’s near energy independence reduces reliance on volatile global markets, making domestic assets a safe haven for investors. This is particularly appealing amid sanctions on Russian energy and Houthi attacks disrupting Red Sea shipping routes in 2024–2025.

•

Allied Demand: Allies like Europe, facing gas supply constraints post-Russia-Ukraine conflict, have increased reliance on U.S. LNG, with exports to Europe doubling since 2021. This strengthens demand for U.S. gas assets.

Target Market Opportunity in Non-Operated Assets

The Adviser believes the Fund is strategically positioned to capitalize on the above tailwinds with access to non-operated oil and gas assets that may offer attractive risk-adjusted returns. In the experience of the Adviser, non-operated interests are often ignored by conventional financing channels and these assets, despite their significant potential, frequently struggle to secure the requisite capital due to their unique operational structure and perceived risks. The Adviser sees this market practice as an opportunity, as they have a diversified strategy which they expect can mitigate some of the risks that come along with the assets while unlocking the high return potential of an asset class that the Adviser believes is undercapitalized.

Non-operated oil and gas assets represent what the Adviser believes to be a distinct investment opportunity within the industry. Such assets allow investors to participate in energy production without assuming the operational responsibilities and risks associated with drilling and production. Non-operated oil and Gas Investment can offer significant advantages over operated interests for the Fund, including reduced operational and administrative responsibilities, lower capital and liability exposure, and greater flexibility in portfolio diversification. By avoiding the need to manage day-to-day operations, the Adviser can leverage the operators’ expertise, scale, and infrastructure while focusing on strategic investment decisions. Non-operated interests also provide predictable cost structures through joint interest billing, passive income potential, and access to multiple projects without the long-term commitments or risks associated with operating assets, making them an attractive option for increasing returns and minimizing operational burdens.

Deal Sourcing and Underwriting

The Adviser leverages the industry expertise and network of Cantor and Lincoln to identify what it believes are premium non-operated oil and gas assets. In its experience, these assets can provide access to proven reserves and established production infrastructure, reducing exploration risk and offering a more predictable revenue stream. Cantor and Lincoln believe that the longevity of its management team in the industry allows them to source assets in some of North America’s leading oil and natural gas resource plays. To help ensure access to valuable opportunities, Cantor and Lincoln maintain long-standing relationships with buyers and sellers of assets who are local to the basins in which they invest. The Adviser believes these relationships, along with its team’s rigorous due diligence process and data capabilities, will continue to provide the Fund with acquisition and development opportunities that they expect will result in significant incremental long-term value.

Deal sourcing typically comes from one of several avenues:

•	Independent contractors: Landmen or brokers who are calling individual mineral or leasehold owners with an offer to purchase or lease their acreage.

•

Operators: Smaller operators who do not have the capital required to participate in CAPEX requirements associated with their assets, or larger operators who have decided not to allocate any capital budget to non-operated projects.

•	Other non-operated investment groups: Smaller companies who have purchased an asset and are looking to find a partner to absorb a portion of the CAPEX obligations.

•	Broadly marketed deals: To a lesser extent, larger deals that are broadly marketed by a broker, advisor, or investment bank.

The Fund, guided by its Adviser, employs a meticulous and data-driven underwriting process to evaluate the high volume of non-operated working interest deals in oil and gas assets, ensuring disciplined investment decisions in a competitive market. Each deal undergoes a comprehensive discounted cash flow (DCF) analysis, where the Adviser assesses the acquisition cost, projected future development expenses, and anticipated revenue streams derived from estimated hydrocarbon production volumes and forward-looking oil and gas price curves. The Adviser leverages an extensive proprietary dataset, coupled with sophisticated, in-house-developed data visualization and analytics tools, to model asset performance with high precision, incorporating variables such as geological risks, operator efficiency, and market dynamics. This robust analytical framework allows the Adviser to rigorously compare risk-adjusted returns across opportunities, prioritizing investments in assets that deliver superior value while aligning with the Fund’s strategic objective of maximizing long-term returns with prudent risk management.

Portfolio Construction

When considering single assets or development projects to pursue, the Adviser is conscientious to construct a portfolio of non-operated working interest assets with a strategic focus on optimizing risk-adjusted returns. The Adviser pursues assets that deliver superior value through its rigorous DCF analysis, but these selections are made within the context of the overall portfolio to ensure balance and resilience. Specifically, the Adviser targets a diversified mix of hydrocarbons—oil, natural gas, and natural gas liquids (NGLs)—to avoid overexposure to price volatility or demand shifts in any single commodity. Additionally, the Adviser limits concentration in any single basin or geographical region, such as the Permian, Eagle Ford, or Bakken, to reduce exposure to basin-specific risks, including midstream constraints, takeaway costs, and state-specific regulatory changes. Finally, the Adviser caps reliance on any single operator to mitigate risks tied to operator performance, financial stability, or operational inefficiencies. By adhering to these diversification principles, the Adviser builds a resilient portfolio that aligns with the Fund’s goal of maximizing long-term returns while effectively managing risk across its non-operated oil and gas investments.

Commodity Price Risk Management

In addition to managing risk by creating a portfolio that is diversified in the manners described above, the Adviser intends to hedge commodity price risk through the practice of hedging. The Fund, guided by its Adviser, employs a sophisticated hedging strategy to mitigate price volatility in oil and natural gas, utilizing over-the-counter (OTC) swaps and options to protect revenue streams from its non-operated working interests. The Adviser maintains hedging agreements with multiple reputable counterparties, ensuring diversified credit exposure and competitive terms. Targeting a significant portion of anticipated oil and natural gas production, the Adviser typically hedges volumes over a one- to three-year horizon, locking in prices through fixed-price swaps to provide cash flow certainty while selectively using options (e.g., collars or puts) to retain upside potential in rising markets. This disciplined approach, informed by market analysis and forward price curves, balances downside protection with flexibility, aligning with the Fund’s objective of delivering stable, risk-adjusted returns across its portfolio.

Principal Portfolio Composition

Oil and Gas Interests

The Oil and Gas Interests underlying the Oil and Gas Investment Vehicles generally fall into two categories:

•

Developed – The majority of the Fund’s assets are expected to be deployed in working interests, mineral rights and/or ORRIs which are producing at the time of acquisition by an Oil and Gas Investment Vehicle. Developed investments are expected to have a lower rate of return than near-term development assets, however they are viewed as subject to less pronounced risks and are predominantly associated with production risk.

•

Near-Term Development – A portion of the Fund’s asset are expected to be deployed in working interests in near-term development projects where the Fund will indirectly assume the risks of drilling and completing the wells prior to the start of construction. These assets are generally expected to have a higher rate of return on investment relative to the other categories but are also subject to additional risks.

All of the Oil and Gas Interests underlying the Oil and Gas Investment Vehicles will be “non-operated”, meaning that the Fund is not responsible for the development or management of the real property or drilling and extraction operations related to such interests. The Fund will not invest in any working Oil and Gas Interests directly.

The following provides addition details on the types of Oil and Gas Interests in which the Fund principally invests:

•

Non-Operated Working Interests – A working interest is the right to operate under a mineral interest or oil and gas lease. The working interest gives the owner the right to exploit the minerals on the land. A working interest is subject to all costs of exploration and development. A working interest owner in a lease can assign all or any part of their interest. When a working interest is “non-operated,” it refers to a share of ownership in a mineral interest or oil and gas lease where the holder does not have control over or responsibility for the day-to-day operations. The holder of a non-operated working interest has a financial stake in the development and production of the well but leaves operations decisions to the operator. A non-operated working interest owner typically shares in the costs and revenues proportionate to their ownership percentage. They are responsible for their share of exploration, drilling and production costs but have no direct control over how operations are conducted. The operator is responsible for overseeing the fieldwork and reporting to other interest holders. The terms of the relationship between a non-operated working interest holder and the operator are usually set forth in an operating agreement and/or dictated by state laws and regulations.

•

Mineral Interests – A mineral interest is the present ownership of the oil and gas in a particular place, which is typically considered an interest in real property. The primary characteristic of a mineral interest is the right to enter the land to explore, drill, produce and otherwise carry on mining activities. Mineral interests may be fractionalized and leased to others. Mineral interests are frequently severed from the surface rights of the real property. Mineral interests are frequently pooled and become subject to an operating interest whereby the owner’s interest becomes converted into a non-operated working interest.

•

Royalty Interests – A royalty interest generally refers to a lessor’s share in the production of oil and gas, free of the expenses of production. A royalty interest is personal property and concerns the proceeds from oil and gas leases, if and when there is production. The royalty interest, or portion thereof, is freely assignable. The royalty may be paid in kind or may be paid in money representing the holder’s proportionate share of production.

•

Overriding Royalty Interests – An ORRI is a fractional or percentage interest in the production of oil and gas, but without bearing any of the costs associated with drilling, development, or production. An ORRI is carved out of the lessee’s share of oil and gas. An ORRI is similar to a royalty interest reserved by the lessor, but instead it is created out of the lessee’s share of oil and gas (i.e., the party responsible for the operational costs) and is typically set as a percentage of the gross production. The duration of an ORRI is limited by the duration of the lease under which is created. Like a royalty interest, an ORRI is freely assignable.

The Fund will typically gain direct exposure to its Oil and Gas Interests through Domestic Wholly-Owned Entities, Joint Venture Entities, Offshore Subsidiaries, or Co-Investment Entities (each as defined below and collectively, “Oil and Gas Investment Vehicles”).

Domestic Wholly-Owned Entities

The Fund may invest in Oil and Gas Interests through one or more Domestic Wholly-Owned Entities formed by the Fund and organized in the United States. Unlike investments through Co-Investment Entities or Joint Venture Entities, the Fund will maintain complete control of the underlying Oil and Gas Interests held by the Domestic Wholly-Owned Entity and as a result, the Fund will bear all risks associated with the underlying Oil and Gas Interests. However, the Fund will have greater flexibility as to disposition of an Oil and Gas Interests investment or the development of the Oil and Gas Interests held by the Domestic Wholly-Owned Entity because the Fund will be in a position to exercise sole decision-making authority with respect to such underlying Oil and Gas Interests. Further, investments in Oil and Gas Interests made through a Domestic Wholly-Owned Entity will not be subject to the risk of bankruptcy of a third party or failure of such third party to fund any required capital contributions, or the risk of disputes between the Fund and its joint venture partners that could result in litigation or arbitration that would increase the Fund’s expenses.

Joint Venture Entities

The Fund may enter into joint ventures with third parties, including partnerships, co-tenancies and other co-ownership arrangements or participations with mortgage or investment banks, financial institutions, developers, owners, or other non-affiliated third parties for the purpose of owning or operating Oil and Gas Interests through Joint Venture Entities. In such event, the Fund would not be in a position to exercise sole decision-making authority regarding the underlying Oil and Gas Interests held by the Joint Venture Entity, and as a result the Fund may also be subject to the potential risk of impasses on decisions, such as a sale, because neither it nor its joint venture partners would have full control over the investments held by the Joint Venture Entity. Unlike investments in Wholly Owned Entities, investments in Joint Venture Entities may, under certain circumstances, involve risks related to the involvement of a third party, including the possibility that the Fund’s joint venture partners might become bankrupt or fail to fund their required capital contributions. As with a Co-Investment Entity, the Fund expects that the other unaffiliated third-party joint venture partners that will invest alongside the Fund in a Joint Venture Entity will generally be institutional investors such as public pension funds, corporate pension funds and qualified trusts forming part of an endowment or charitable foundation.

The Fund has not established safeguards it will apply to, or be required in, the Joint Venture Entities. Particular safeguards the Fund will require for investments in Joint Venture Entities will be determined on a case-by-case basis after the Adviser considers all facts they feel are relevant, such as the nature and attributes of the Fund’s other potential Joint Venture Entity partners, the proposed structure of the Joint Venture Entity, the nature of the operations, liabilities and assets the Joint Venture Entity may conduct or own, and the proportion of the size of the Fund’s interest when compared to the interests owned by other Joint Venture Entity parties. The Fund expects to consider specific safeguards to address potential consequences relating to: (i) the management of the joint venture, such as obtaining certain approval rights in joint ventures the Fund does not control or providing for procedures to address decisions in the event of an impasse if the Fund shares control of the joint venture; (ii) the Fund’s ability to exit a joint venture, such as requiring buy/sell rights, redemption rights or forced liquidation under certain circumstances; and (iii) the Fund’s ability to control transfers of interests held by other parties in the joint venture, such as requiring consent, right of first refusal or forced redemption rights in connection with transfer.

Offshore Subsidiaries

The Fund may invest in Oil and Gas Interests or interests in Oil and Gas Investment Vehicles through one or more Offshore Subsidiaries. The Fund may allocate up to 25% of its assets in the Offshore Subsidiaries, which have the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to Oil and Gas Interests in a manner consistent with the limitations and requirements of the Code that apply to the Fund, and which limit the amount of income the Fund may receive from certain sources. To the extent they are applicable to the investment activities of the Offshore Subsidiaries, the Offshore Subsidiaries will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Offshore Subsidiaries. Each of the Offshore Subsidiaries complies with Section 17 of the Investment Company Act relating to affiliated transactions and custody. The Adviser will act as the investment adviser to any Offshore Subsidiary pursuant to a separate investment advisory agreement with each such Offshore Subsidiary. Although the Offshore Subsidiaries are not expected to be registered under the Investment Company Act, the Adviser will comply with provisions of the Investment Company Act relating to investment advisory contracts with respect to the Offshore Subsidiaries. Offshore Subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund.

Co-Investment Entities

Instead of acquiring full ownership of Oil and Gas Interests through a Domestic Wholly-Owned Entity, the Fund may acquire partial interests by entering into co-investment agreements with affiliates of the Adviser. The Fund’s ownership percentage in the Co-Investment Entity will generally be pro rata to the amount of money the Fund applies to the origination or commitment amount for the underlying Oil and

Gas Interests or purchase price (including financing, if applicable) and the acquisition or development expenses, if any, of the underlying Oil and Gas Interests, as applicable, owned by the Co-Investment Entity. The Fund’s ownership in the Co-Investment Entity may be passive in nature, and the Fund may have a greater economic interest but less control rights in the Co-Investment Entity than the affiliate in which the Fund will co-invest alongside.

The Fund’s investments in Oil and Gas Interests through the securities of a Co-Investment Entity with its affiliates is subject to the terms and conditions of an exemptive order for which the Fund has submitted an application with the SEC. If granted by the SEC, the requested exemptive order would allow the Fund and/or the Co-Investment Entities to co-invest alongside certain entities affiliated with the Adviser. However, there can be no assurance that the Fund and the Adviser will be able to obtain such exemptive relief or, if obtained, be able to rely on such exemptive relief for certain potential transaction structures. The exemptive order from the SEC, if granted, will include extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund may incur losses in the event that the Fund will not be able to fully comply (or will be deemed not to be in compliance) with these extensive conditions. If granted exemptive relief, the Fund will adopt procedures reasonably designed to ensure compliance with the exemptive order and the Board will oversee risk relative to such compliance. If the Fund and its affiliates are granted exemptive relief, certain unaffiliated third parties may also be able to invest in the Co-Investment Entity on terms that may vary from those of the Fund or its affiliates. The Fund expects that any unaffiliated third parties that will invest alongside the Fund in a Co-Investment Entity will generally be institutional investors such as public pension funds, corporate pension funds and qualified trusts forming part of an endowment or charitable foundation. Co-investments made by the Fund may result in certain conflicts of interest.

If the Fund does not obtain an exemptive order from the SEC, the Fund and/or the Co-Investment Entities may co-invest alongside such affiliates only in accordance with existing regulatory guidance and the allocation policies of the Adviser and its affiliates, which provides only limited relief for such co-investment transactions and which will limit the Fund’s ability to execute its investment strategies. For example, the Fund and/or the Co-Investment Entities may co-invest with such affiliates consistent with guidance promulgated under the no-action position of the SEC staff set forth in Mass Mutual Life Ins. Co. (SEC No-Action Letter, June 7, 2000), on which similarly situated funds like the Fund may rely in order to co-invest so long as certain conditions are met, including that the Adviser, acting on behalf of the Fund and on behalf of their other clients, negotiates no term other than price.

Oil and Gas Companies

When investing in Oil and Gas Companies, the Adviser will: (i) seek to construct the portfolio with securities that it believes will benefit from growing global energy demand and economic growth; (ii) seek to position the Fund in securities of issuers operating in the energy industry, including upstream exploration and production companies, midstream transport and storage operators, and downstream refiners; and (iii) seek to capitalize on recent and ongoing global macroeconomic, geopolitical, and energy market trends. The securities in the Fund are expected to be denominated primarily in U.S. dollars but may have international exposures in terms of geographies, currencies as well as customers and supply chains. The allocation of the Fund invested in public securities is based on qualitative and quantitative fundamental analysis of macroeconomic conditions, including commodity price dynamics, inflation, market conditions, historical performance, relative valuations and volatility, political and regulatory developments, and other relevant factors, as well as fundamental analysis of each potential investment. The Adviser may invest in publicly traded energy companies, including refiners and upstream producers, that offer differentiated exposure to the energy sector and may help mitigate the impact of commodity price volatility on the Fund’s private portfolio assets.

The Fund generally relies on the Global Industry Classification Standard (“GICS”) published by Standard & Poor’s (“S&P”), as it may be amended from time to time, in determining whether an issuer is an Oil and Gas Company. S&P classifies companies quantitatively and qualitatively. Each company is assigned a single GICS classification according to its principal business activity. S&P uses revenues as a key factor in determining a firm’s principal business activity. Earnings and market, however, are also recognized as important and relevant information for classification purposes.

In deciding which publicly traded equity and equity-related securities to buy, the Adviser employs a combination of quantitative and qualitative analyses that seeks to identify high quality, reasonably valued companies within the Energy sector. As part of its assessment, the investment team considers cash flow generation, balance sheet strength, earning quality, valuation relative to industry peers, and other factors deemed relevant by the Adviser. The degree of liquidity of each security considered for purchase also is considered by the Adviser.

The Fund’s investments in Oil and Gas Companies also may include equity and equity-related securities, including common stocks and exchange traded funds. The Fund also may invest in income-producing securities, which may include corporate bonds and asset-backed securities. Such securities may be rated at any level by nationally recognized statistical rating organizations, or they may be unrated.

During temporary defensive periods, the Fund may deviate from its investment policies and objective. During such periods, the Fund may invest up to 100% of its total assets in cash or cash equivalents, including short- or intermediate-term U.S. Treasury securities, as well as other short-term investments, including high quality, short-term debt securities. There can be no assurance that such techniques will be successful. Accordingly, during such periods, the Fund may not achieve its investment objective. For a further description of these temporary investments, see the SAI under “Investment Policies and Techniques—Portfolio Composition.”

Unless otherwise specified, the investment policies and limitations of the Fund are not considered to be fundamental by the Fund and can be changed without a vote of the Shareholders. Certain investment restrictions specifically identified as such in the Statement of Additional Information (the “SAI”) are considered fundamental and may not be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund, as defined in the Investment Company Act, which includes Shares and shares of preferred stock of the Fund (“Preferred Shares”), if any, voting together as a single class, and the holders of the outstanding Preferred Shares voting as a single class. As defined in the Investment Company Act, when used with respect to particular shares of the Fund, a “majority of the outstanding voting securities” means: (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy; or (ii) more than 50% of the shares, whichever is less.

Additional Information Regarding Investment Strategies

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Adviser and the Fund’s portfolio managers are subjective.

Risk Factors [Table Text Block]

RISKS

Risk is inherent in all investing. The following discussion summarizes the principal risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see “Additional Information About the Fund’s Investments and Investment Risks” in the SAI.

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends, distributions or interest payments, as applicable.

Energy Sector Risk

Securities prices for companies in the energy sector are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions, among other factors.

Oil and Gas Volatility Risk

The Fund’s future performance depends on the amount of oil and gas production from the underlying properties and the prices received for such production. Oil and natural gas are commodities and, therefore, their prices are subject to wide fluctuations in response to relatively minor changes in supply and demand. In recent years, the markets for oil and natural gas have been volatile. These markets will likely continue to be volatile in the future. Further, oil prices and natural gas prices do not necessarily fluctuate in direct relation to each other. The Fund cannot predict future oil and gas prices and such prices may decline. The prices received for production, and the levels of production, will depend on numerous factors beyond the Fund’s control.

Well Productivity Risk

Project areas on the properties underlying the Fund’s investments may be in various stages of development, ranging from project areas with current drilling or production activity to project areas that have limited drilling or production history. Drilling, testing and completing oil and gas wells involves a high risk of loss. A large number of wells result in dry holes, while others do not produce oil or gas in sufficient quantities to make them commercially profitable to complete and/or produce after completion. Many risks are involved that experience, knowledge, scientific information and careful evaluation cannot avoid. The drilling of dry holes on the properties underlying the Fund’s investments could materially and adversely affect the Fund’s revenue. Even if pre-completion testing and analysis indicate the presence of hydrocarbons in commercial quantities and completion of its wells are attempted, there can be no assurance that the wells will be successfully completed, that the wells will produce oil and/or gas in commercial quantities, or that the wells will produce revenue sufficient to recover the Fund’s investment and return a profit. Therefore, investors must be prepared to lose all of their investment, as there can be no assurance that drilling, testing and completion of wells will result in oil or gas production or that production, if obtained, will be profitable for the Fund. Additionally, oil and gas wells sometimes experience production decline that is rapid and irregular. Initial production from a well (if any) does not accurately indicate any consistent level of production to be derived therefrom.

Dependence on Infrastructure Risk

Drilling wells in areas remote from marketing infrastructure may delay production from those wells until sufficient reserves are established to justify construction of necessary gathering lines, pipelines and production facilities, which in turn could delay revenue to the Fund under working interests, ORRIs or other mineral or royalty interests. While the prospects may be in areas of current or historical oil and/or gas production with existing infrastructure, delays may nevertheless occur in the sale of production. Local conditions including, but not limited to, pipeline operating pressures or capacity constraints, and development of local oversupply or deliverability problems could halt or reduce sales from underlying wells. Any of these delays in the production and sale of the oil and gas would reduce the Fund’s revenues, delay distributions to investors and otherwise materially and adversely affect the Fund’s profitability.

Oil and Gas Industry Competition Risk

The oil and natural gas industry is intensely competitive, and the operators of the underlying properties compete with other companies that may have greater resources. Many of these companies explore for and produce oil and natural gas, carry on midstream and refining operations, and market petroleum and other products on a regional, national or worldwide basis. In addition, these companies may have a greater ability to continue exploration activities during periods of low oil and natural gas market prices. The operators associated with the properties underlying the Fund’s Oil and Gas Interests may have larger competitors that may be able to absorb the burden of present and future federal, state, local and other laws and regulations more easily, which would adversely affect the operators’ competitive position.

Oil and Gas Regulation Risk

The underlying operations associated with the Fund’s investments will be regulated extensively at the federal, state and local levels. Environmental and other governmental laws and regulations have increased the costs to plan, design, drill, install, operate and abandon oil and gas wells. In addition, failure to comply with these laws and regulations may result in the suspension or termination of the underlying operations and subject the operators to administrative, civil and criminal penalties. Some local municipalities have adopted or are considering adopting land use restrictions, such as city ordinances, that may restrict or prohibit the performance of well drilling in general and/or hydraulic fracturing in particular. There are also certain governmental reviews either underway or being proposed that focus on deep shale and other formation completion and production practices, including hydraulic fracturing. Depending on the outcome of these studies, federal and state legislatures and agencies may seek to further regulate such activities. Certain environmental and other groups have also suggested that additional federal, state and local laws and regulations may be needed to more closely regulate the hydraulic fracturing process. Part of the regulatory environment in which the underlying assets will operate includes, in some cases, legal requirements for obtaining environmental assessments, environmental impact studies and/or plans of development before beginning drilling and production activities. In addition, the operators’ activities are subject to regulations regarding conservation practices and protection of correlative rights. Further, the oil and gas regulatory environment could change in ways that might substantially increase the financial and managerial costs of compliance with these laws and regulations and, thus, reduce the Fund’s profitability.

Payment Terms Risk

In typical industry practice, an operator will deliver production to a purchaser for a period of up to 30 to 90 days before it receives payment. Thus, it is possible that the operator may not be paid for production that already has been delivered if the purchaser fails to pay for any reason, including bankruptcy. In such case, the operator would be a general unsecured creditor of the purchaser of its production. This ongoing credit risk also may delay or interrupt the sale of the underlying oil and gas or the operator’s negotiation of different terms and arrangements for selling its gas to other purchasers, which could materially and adversely affect the Fund’s profitability and its ability to make distributions to Shareholders.

Dependence on Downstream Facilities Risk

The amount of oil and natural gas that may be produced and sold from a well is subject to curtailment in certain circumstances, such as by reason of weather conditions, pipeline interruptions due to scheduled and unscheduled maintenance, failure of tendered oil and natural gas to meet quality specifications of gathering lines or downstream transporters, excessive line pressure which prevents delivery, physical damage to the gathering system or transportation system or lack of contracted capacity on such systems. The curtailments may vary from a few days to several months. In many cases, the operators of the underlying properties are provided limited notice, if any, as to when production will be curtailed and the duration of such curtailments. If the operators are forced to reduce production due to such a curtailment, the Fund’s revenues, and the amount of distributions to Shareholders, would similarly be reduced due to such reduction of production.

Operating Hazards Risk

The Fund’s investments will be subject to substantial operating risks, such as unusual or unexpected geologic formations, pressures, downhole fires, mechanical failures, blow-outs, cratering, explosions, pipe failure, uncontrollable flow of oil, gas or well fluids and pollution and other environmental risks. These hazards could result in substantial losses to an investment due to injury and loss of life, severe damage to and destruction of property and equipment, pollution and other environmental damage, suspension of operations and costs of remediation. Investment operations could result in liability for personal injuries, property damage, oil spills, discharge of hazardous materials, remediation and clean-up costs, and other environmental damages. A property underlying an Oil and Gas Interest could be liable for environmental damages caused by previous property owners. As a result, substantial liabilities to third parties or governmental entities may be incurred, the payments of which could have a material adverse effect on the Fund’s investments, and thus on the Fund. However, portfolio investments will not be able to fully insure against all risks associated with their business, either because such insurance is not available or because the cost of such insurance would be prohibitive.

Risks of Investing Through Oil and Gas Investment Vehicles

By investing in an Oil and Gas Investment Vehicle, the Fund is indirectly exposed to risks associated with the Oil and Gas Investment Vehicle’s investments in Oil and Gas Interests. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

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The Fund may not have sole decision-making authority with respect to an Oil and Gas Investment Vehicle (except any wholly owned Oil and Gas Investment Vehicle) regarding certain major decisions affecting the ownership of the vehicle or assets of the vehicle, and a co-investor, joint venture partner or other investor in the Oil and Gas Investment Vehicle could take actions that decrease the value of an investment to the Fund and lower the Fund’s overall return;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals, including, for instance, the financing, management, operation, leasing or sale of the assets purchased by such Oil and Gas Investment Vehicle;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle that controls the management of the affairs of an Oil and Gas Investment Vehicle could become insolvent or bankrupt;

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Fraud or other misconduct by a co-investor, joint venture partner or other investor that controls the management of the affairs of an Oil and Gas Investment Vehicle may have a materially adverse effect on the Fund’s investments;

•

Under certain arrangements, no party may have the power to control the Oil and Gas Investment Vehicle and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the Oil and Gas Investment Vehicle, which could adversely impact the operations and profitability of the vehicle and/or the amount and timing of distributions the Fund receives from such vehicle;

•	A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may be structured differently than the Fund for tax purposes and this could create conflicts of interest;

•

The Fund may rely upon a co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle to manage the day-to-day operations of the Oil and Gas Investment Vehicle, as well as to prepare financial information for the vehicle, and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;

•

A co-investor, joint venture partner or other investor managing an Oil and Gas Investment Vehicle may experience a change of control, which could result in new management of such co-investor, joint venture partner or other investor with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s interests, policies or objectives; and

•

The terms of an Oil and Gas Investment Vehicle could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity.

Any of the above might subject the Fund to liabilities and thus reduce its returns on investments through that Oil and Gas Investment Vehicle.

Credit Risk

The credit quality of securities held by the Fund can change rapidly in certain market environments, particularly during times of market volatility, and the default of a single holding could cause significant NAV deterioration. An issuer or guarantor of debt securities (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to make principal and/or interest payments when they are due or may otherwise default on other financial terms and/or go bankrupt. This is also sometimes described as “counterparty risk.”

Market Disruption, Health Crises, Terrorism and Geopolitical Risks

The Fund’s investments may be negatively affected by the broad investment environment in the oil and gas markets, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. Moreover, if the Adviser fails to retain their key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer.

Competition Risk

Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. In acquiring its target assets, the Fund will compete with a variety of other institutional investors, including public and private funds, REITs, insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other financial institutions, many of which have greater resources than the Fund. The Fund may not be able to compete successfully for investments.

Leverage Risk

Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Leverage is a speculative investment technique that may expose the Fund to greater risks and increased costs. There is no assurance that a leveraging strategy would be successful. Leverage involves risks and special considerations for Shareholders including:

•	the likelihood of greater volatility of NAV of the Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the Shareholders;

•	the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;

•	the potential for an increase in operating costs, which may reduce the Fund’s total return; and

•	the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.

In addition to any borrowing utilized by the Fund, the Oil and Gas Investment Vehicles in which the Fund invests may utilize leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of the Oil and Gas Investment Vehicle will decrease. Additionally, any event which adversely affects the value of an investment by an Oil and Gas Investment Vehicle would be magnified to the extent such Oil and Gas Investment Vehicle utilizes leverage.

Equity Securities Risk

The prices of equity securities, including common stocks and preferred securities, fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in Shareholder rights associated with such securities.

Liquidity Risk

Many of the Fund’s investments will be illiquid, including the Fund’s Oil and Gas Investment Vehicle investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid investments on acceptable terms, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. The Fund cannot predict whether it will be able to sell any investment for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The risks associated with illiquid investments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid investments.

Interval Fund Risk

The Fund is a closed-end management investment company that provides limited liquidity through a quarterly repurchase policy under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares, and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Declaration of Trust and the Fund’s repurchase policy. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of Shares tendered by a Shareholder in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire. See “Quarterly Repurchases of Shares.”

Repurchase Offers Risk

The Fund believes that repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may adversely impact the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Delay in Use of Proceeds Risk

The Fund relies upon the Co-Adviser’s investment professionals to identify suitable investments. To the extent that Co-Adviser’s investment professionals face competing demands upon their time in instances when the Fund has capital ready for investment, the Fund may face delays in execution. The Fund could also suffer from delays in locating suitable investments as a result of the Fund’s reliance on the Adviser at times when its officers, employees, or agents are simultaneously seeking to locate suitable investments for other Lincoln or Cantor sponsored programs, some of which have investment objectives and employ investment strategies that are similar to those of the Fund. Further, it may be difficult for the Fund to invest the net offering proceeds promptly and on attractive terms. Delays the Fund encounters in the selection and origination of income-producing assets would likely limit the Fund’s ability to pay distributions to Shareholders and lower their overall returns. Similar concerns arise when there are prepayments, maturities or sales of the Fund’s investments.

The Fund’s ability to achieve its investment objective and to pay distributions depends upon the performance of the Adviser in the acquisition of the Fund’s investments. The more money the Fund raises in the offering of its Shares, the greater the Fund’s challenge will be to invest all of the net offering proceeds on attractive terms. Except for the Fund’s investment policy, Shareholders will have no opportunity to evaluate the economic merits or the terms of the Fund’s investments before making a decision to invest in the Fund. Shareholders must rely entirely on the management abilities of the Adviser. The Fund cannot assure Shareholders that the Adviser will be successful in obtaining suitable investments on financially attractive terms or that, if the Adviser makes investments on the Fund’s behalf, the Fund’s objective will be achieved.

Although the Fund currently intends to invest the proceeds from any sale of the Shares offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. If the Fund is unable to find suitable investments promptly or deploy capital in a timely or efficient manner, it may be forced to invest in cash, cash equivalents or other assets. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the oil and gas industry the Fund seeks to acquire. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. There can be no assurances as to how long it will take the Fund to invest the net proceeds from sales of Fund Shares. If the Fund would continue to be unsuccessful in locating suitable investments, the Fund may ultimately decide to liquidate.

This offering is being made on a “best efforts” basis, meaning that the Fund is only required to use its best efforts to sell the shares and has no firm commitment or obligation to purchase any shares in the offering. As a result, the amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create a diversified portfolio of investments. If the Fund is unable to raise substantial funds, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a Shareholder’s investment may be reduced in the event the Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, reducing the Fund’s net income and limiting its ability to make distributions.

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

The Fund’s Oil and Gas Interest investments are fair valued by the Adviser in accordance with the procedures described under “Determination of Net Asset Value” below. Within the parameters of the Fund’s valuation procedures, the valuation methodologies used to value the Fund’s Oil and Gas Interest investments will involve subjective judgments and projections and may not be accurate. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not turn out to be correct. Valuations and appraisals of the Fund’s Oil and Gas Interest investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Adviser and the Fund’s independent third party valuation agents or pricing services. Valuations and appraisals of the Fund’s Oil and Gas Interest investments are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for the Adviser to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. A material change in an Oil and Gas Interest investment or a new appraisal of an Oil and Gas Interest investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per Share.

It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Oil and Gas Interest investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is evaluated, such that the Fund’s NAV may be appropriately updated in accordance with the Fund’s valuation guidelines.

Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Oil and Gas Interest investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies or an unanticipated structural or environmental event at a property may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. The Adviser will rely on the independent third party valuation agents’ or pricing services’ appraisals in determining the fair value of the Oil and Gas Interest investments. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Shares, the price the Fund paid to repurchase Shares or NAV-based fees the Fund paid to the Adviser to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Shares in this offering, and the price at which your Shares may be repurchased in a repurchase offer by the Fund, are based on NAV per Share, you may pay more than realizable value or receive less than realizable value for your investment if assets are mispriced. In addition, the participation of the Adviser’s personnel in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Adviser is based on the value of the Fund’s assets.

Interest Rate Risk

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. If interest rates increase, such increases may result in a decline in the value of the fixed income or other investments held by the Fund that move inversely to interest rates. A decline in the value of such investments would result in a decline in the Fund’s NAV. Additionally, further changes in interest rates could result in additional volatility and could cause Fund Shareholders to tender their Shares for repurchase at its regularly scheduled repurchase intervals. The Fund may need to liquidate portfolio investments at disadvantageous prices in order to meet such repurchases. Further increases in interest rates could also cause dealers in fixed income securities to reduce their market making activity, thereby reducing liquidity in these markets. To the extent the Fund holds fixed income securities or other securities that behave similarly to fixed income securities, the longer the maturity dates are for such securities will result in a higher likelihood of a decrease in value during periods of rising interest rates.

Business and Regulatory Risks

Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund.

Issuer Risk

Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service. The Fund may also invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Tax Risks

Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its income and net short-term gains in the form of deductible dividends.

The Fund intends to elect to be treated, and to qualify each year, as a “regulated investment company” (a “RIC”) under Subchapter M of the Code, so that it will generally not pay U.S. federal income tax on income and capital gains timely distributed (or treated as being distributed, as described below) to shareholders. To qualify as a RIC, at least 90% of the Fund’s gross income must be derived from (A) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (B) net income derived from an interest in a qualified publicly traded partnership.

Code § 851 does not contain a definition of “securities”. However, the section provides that terms not defined in the section have the meanings under the 1940 Act. Some of the intended investments of the Fund may not qualify as “securities” under the 1940 Act. The Fund has attempted to isolate those investments in a controlled Subsidiary. However, to satisfy the RIC diversification tests, the Offshore Subsidiary may not represent more than 25% of the value of the Fund at the end of any quarter (subject to some exceptions). If it is determined that the investments held directly by the Fund are not securities, or if the Offshore Subsidiary represents more than 25% of the value of the Fund at the end of a quarter, the Fund may lose its status as a RIC and be subject to corporate level taxation.

The Fund intends to treat any income it may derive from the investments received by the Offshore Subsidiary as “qualifying income” under the provisions of the Internal Revenue Code of 1986, as amended, applicable to RICs. The Internal Revenue Service had issued numerous private letter rulings (“PLRs”)

provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Offshore Subsidiary would be qualifying income, if (i) the income is distributed in the same year that it is required to be included in the income of the RIC or (ii) the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Offshore Subsidiary, the Fund intends to cause the Offshore Subsidiary to make distributions that would allow the Fund to make timely distributions to its Shareholders.

If the Fund qualifies as a regulated investment company and distributes to its shareholders at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if the Fund retains any investment company taxable income or “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss), it will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at the rate of 21%) on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), net tax-exempt interest, if any, and net capital gain. Under the Code, the Fund will generally be subject to a non-deductible 4% federal excise tax on the portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of 98% of the Fund’s ordinary income (computed on a calendar year basis, and taking into account certain deferrals and elections), plus 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) plus undistributed amounts from prior years on which the Fund paid no federal income tax. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal circumstances, does not expect to be subject to this excise tax. However, the Fund may also decide to distribute less and pay the federal excise taxes. See “Federal Tax Matters.”

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in an Oil and Gas Interest that limit utilization of this cure period.

If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code, in which case the Fund would lose its status as a RIC. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.

The Fund intends to distribute at least 90% of its investment income and net short-term capital gains to shareholders in accordance with RIC requirements each year. See “Federal Tax Matters”. Investors will be required each year to pay applicable federal and state income taxes on their respective shares of the Fund’s taxable income. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.

Privately Placed Securities Risk

The Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place a Fund’s assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

Reliance on Key Persons Risk

The Fund relies on the services of certain executive officers who have relevant knowledge of Oil and Gas Interests and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Concentration Risk

The Fund will invest a substantial portion of its assets in the Crude Petroleum and Natural Gas Industry. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the Crude Petroleum and Natural Gas Industry than a fund that invests its assets in a more diversified manner. The Crude Petroleum and Natural Gas Industry includes companies that engage in operating oil and gas field properties. These companies may engage in activities such as the exploration for crude petroleum and natural gas; drilling, completing, and equipping wells; operation of separators, emulsion breakers, desilting equipment, and field gathering lines for crude petroleum; and all other activities in the preparation of oil and gas up to the point of shipment from the producing property. Companies in the Crude Petroleum and Natural Gas Industry also include the production of oil through the mining and extraction of oil from oil shale and oil sands and the production of gas and hydrocarbon liquids through gasification, liquid faction, and pyrolysis of coal at the mine site. In addition, the Crude Petroleum and Natural Gas Industry includes companies which have complete responsibility for operating oil and gas wells for others on a contract or fee basis.

Companies in the Crude Petroleum and Natural Gas Industry are affected by specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, Crude Petroleum and Natural Gas Industry companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves also may affect the profitability of companies operating within the Crude Petroleum and Natural Gas Industry.

Hedging Transactions Risk

Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

Fund Capitalization Risk

There is a risk that the Fund may not continue to raise capital sufficient to maintain profitability and meet its investment objective. An inability to continue to raise capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

No Operating History Risk

The Fund is a newly-organized, non-diversified, closed-end management investment company with no history of operations upon which prospective investors may evaluate the Fund’s past performance and potential future returns. While the senior investment professionals and other individuals employed by Lincoln have prior experience in Oil and Gas Interest investments, past performance with respect to such activities is not a guarantee of future results.

Diversification Risk

The Fund is a “non-diversified company” under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified company.” Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests.

Cybersecurity Risk

The Fund is susceptible to operational and information security risks relating to technologies such as the Internet. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of the Fund to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting the Fund investments, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, banks, brokers, dealers, insurance companies and other financial institutions. In addition, substantial costs may be incurred in order to prevent cyber incidents in the future.

Temporary Defensive Strategies Risk

When the Adviser anticipate unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in cash or cash equivalents or accept lower current income from short-term investments rather than investing in high yielding long-term securities. In such a case, Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objectives.

Potential Conflicts of Interest Risk

The Adviser and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the joint venture partners of the Adviser each manage and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Adviser and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Adviser and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of the joint venture partners of the Adviser invest in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the joint venture partners of the Adviser or result in the Co-Adviser receiving material, non-public information, or the Adviser may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if one of the joint venture partners of the Adviser acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

Subject to applicable regulatory requirements, the portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Adviser which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Adviser and its affiliates may provide more services to some types of funds and accounts than others.

The use of leverage by the Fund has the potential to increase the investment management fees payable to the Adviser, which may provide a financial incentive to the Adviser to use leverage or increase the amount of leverage used. The Fund’s use of leverage, therefore, may create a conflict of interest between the Adviser, on the one hand, and the Fund’s Shareholders, on the other hand.

The Fund and/or the Adviser (as applicable) have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the joint venture partners of Adviser are treated equitably; however, there is no guarantee that such policies and procedures will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the joint venture partners of the Adviser may manage or advise from time to time. As noted above, the Fund has sought exemptive relief to permit co-investments among the Fund and vehicles managed by Lincoln. Until such relief is granted, Lincoln intends, consistent with its fiduciary obligations, to allocate investment opportunities between the Fund and its other investment vehicles based on a stated rotation policy, which considers capacity and portfolio position of each investment vehicle. In the event that the co-investment exemptive relief is granted, co-investment opportunities will be allocated in a manner that is consistent with the conditions of such exemptive relief as applicable. For further information on potential conflicts of interest, see “Management of the Fund—Conflicts of Interest” in the SAI.

Effects of Leverage [Text Block]

Effects of Leverage

Assuming the use of leverage in the amount of 33 1/3% of the Fund’s Managed Assets, at a leveraged expense rate of 7.00% payable on such leverage, the income generated by the Fund’s portfolio (net of non-leverage expenses) must exceed 2.33% in order to cover such interest and/or dividend payments and other expenses. Of course, these numbers are merely estimates used for illustration. Actual dividend rates and other leverage expenses may vary frequently and be significantly higher or lower that the rate estimated above.

The following table is designed to illustrate the effect of leverage on Shares total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.”

The table further reflects the issuance of leverage representing 10.00% of the Fund’s Managed Assets, net of expenses, and the Fund’s currently projected annual interest rate and/or dividend on its leverage of 7.50%.

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Shares Total Return	(18.50)%	(11.00)%	(3.50)%	4.00%	11.50%

The Shares total return is composed of two elements: the Share’s dividends and distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the return it receives on its investments is entirely offset by losses in the value of those investments.

Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Shares Total Return	(18.50)%	(11.00)%	(3.50)%	4.00%	11.50%

Return at Minus Ten [Percent]	(18.50%)
Return at Minus Five [Percent]	(11.00%)
Return at Zero [Percent]	(3.50%)
Return at Plus Five [Percent]	4.00%
Return at Plus Ten [Percent]	11.50%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND THE SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware on September 20, 2024. The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize separate classes of Shares of beneficial interest. The Trustees have authorized an unlimited number of Shares. The Fund does not intend to hold annual meetings of its shareholders.

The Fund currently offers four classes of Shares: Class A, Class C, Class I and Class S. The Fund began continuously offering its Class A, Class C, Class I and Class S on October 26, 2026. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each Share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses.” Certain Share class details are set forth in “Plan of Distribution”. The following table shows the amounts of Fund shares that have been authorized and are outstanding as of October 26, 2026:

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Held by Fund or for its Account
Class A Shares	Unlimited	None	None
Class C Shares	Unlimited	None	None
Class I Shares	Unlimited	None	None
Class S Shares	Unlimited	None	None

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each Share of the Fund represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its Shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than monthly. Unless the registered owner of shares elects to receive cash, all dividends declared on Shares will be automatically reinvested for shareholders in additional Shares of the same class of the Fund. See “Dividend Reinvestment Plan.” The 1940 Act may limit the payment of dividends to the holders of Shares. Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The Shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the Shares. The Declaration of Trust provides that the

74

Fund’s Shareholders are not liable for any liabilities of the Fund. Although Shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue Share certificates. However, upon written request to the Transfer Agent, a Share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each shareholder upon which the registration of Shares are recorded, and transfers, permitted only in rare circumstances, such as death, will be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a Shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Classes of Shares

The Fund currently offers Class A, Class C, Class I and Class S Shares. Other classes of Shares may be introduced upon approval by the Board of Trustees.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Held by Fund or for its Account
Class A Shares	Unlimited	None	None
Class C Shares	Unlimited	None	None
Class I Shares	Unlimited	None	None
Class S Shares	Unlimited	None	None

Outstanding Security, Title [Text Block]	Class S Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class S [Member] | Energy Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Energy Sector Risk

Securities prices for companies in the energy sector are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions, among other factors.

Class S [Member] | Oil and Gas Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Oil and Gas Volatility Risk

The Fund’s future performance depends on the amount of oil and gas production from the underlying properties and the prices received for such production. Oil and natural gas are commodities and, therefore, their prices are subject to wide fluctuations in response to relatively minor changes in supply and demand. In recent years, the markets for oil and natural gas have been volatile. These markets will likely continue to be volatile in the future. Further, oil prices and natural gas prices do not necessarily fluctuate in direct relation to each other. The Fund cannot predict future oil and gas prices and such prices may decline. The prices received for production, and the levels of production, will depend on numerous factors beyond the Fund’s control.

Class S [Member] | Well Productivity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Well Productivity Risk

Project areas on the properties underlying the Fund’s investments may be in various stages of development, ranging from project areas with current drilling or production activity to project areas that have limited drilling or production history. Drilling, testing and completing oil and gas wells involves a high risk of loss. A large number of wells result in dry holes, while others do not produce oil or gas in sufficient quantities to make them commercially profitable to complete and/or produce after completion. Many risks are involved that experience, knowledge, scientific information and careful evaluation cannot avoid. The drilling of dry holes on the properties underlying the Fund’s investments could materially and adversely affect the Fund’s revenue. Even if pre-completion testing and analysis indicate the presence of hydrocarbons in commercial quantities and completion of its wells are attempted, there can be no assurance that the wells will be successfully completed, that the wells will produce oil and/or gas in commercial quantities, or that the wells will produce revenue sufficient to recover the Fund’s investment and return a profit. Therefore, investors must be prepared to lose all of their investment, as there can be no assurance that drilling, testing and completion of wells will result in oil or gas production or that production, if obtained, will be profitable for the Fund. Additionally, oil and gas wells sometimes experience production decline that is rapid and irregular. Initial production from a well (if any) does not accurately indicate any consistent level of production to be derived therefrom.

Class S [Member] | Dependence on Infrastructure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Infrastructure Risk

Drilling wells in areas remote from marketing infrastructure may delay production from those wells until sufficient reserves are established to justify construction of necessary gathering lines, pipelines and production facilities, which in turn could delay revenue to the Fund under working interests, ORRIs or other mineral or royalty interests. While the prospects may be in areas of current or historical oil and/or gas production with existing infrastructure, delays may nevertheless occur in the sale of production. Local conditions including, but not limited to, pipeline operating pressures or capacity constraints, and development of local oversupply or deliverability problems could halt or reduce sales from underlying wells. Any of these delays in the production and sale of the oil and gas would reduce the Fund’s revenues, delay distributions to investors and otherwise materially and adversely affect the Fund’s profitability.

Class S [Member] | Oil and Gas Industry Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Oil and Gas Industry Competition Risk

The oil and natural gas industry is intensely competitive, and the operators of the underlying properties compete with other companies that may have greater resources. Many of these companies explore for and produce oil and natural gas, carry on midstream and refining operations, and market petroleum and other products on a regional, national or worldwide basis. In addition, these companies may have a greater ability to continue exploration activities during periods of low oil and natural gas market prices. The operators associated with the properties underlying the Fund’s Oil and Gas Interests may have larger competitors that may be able to absorb the burden of present and future federal, state, local and other laws and regulations more easily, which would adversely affect the operators’ competitive position.

Class S [Member] | Oil and Gas Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Oil and Gas Regulation Risk

The underlying operations associated with the Fund’s investments will be regulated extensively at the federal, state and local levels. Environmental and other governmental laws and regulations have increased the costs to plan, design, drill, install, operate and abandon oil and gas wells. In addition, failure to comply with these laws and regulations may result in the suspension or termination of the underlying operations and subject the operators to administrative, civil and criminal penalties. Some local municipalities have adopted or are considering adopting land use restrictions, such as city ordinances, that may restrict or prohibit the performance of well drilling in general and/or hydraulic fracturing in particular. There are also certain governmental reviews either underway or being proposed that focus on deep shale and other formation completion and production practices, including hydraulic fracturing. Depending on the outcome of these studies, federal and state legislatures and agencies may seek to further regulate such activities. Certain environmental and other groups have also suggested that additional federal, state and local laws and regulations may be needed to more closely regulate the hydraulic fracturing process. Part of the regulatory environment in which the underlying assets will operate includes, in some cases, legal requirements for obtaining environmental assessments, environmental impact studies and/or plans of development before beginning drilling and production activities. In addition, the operators’ activities are subject to regulations regarding conservation practices and protection of correlative rights. Further, the oil and gas regulatory environment could change in ways that might substantially increase the financial and managerial costs of compliance with these laws and regulations and, thus, reduce the Fund’s profitability.

Class S [Member] | Payment Terms Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment Terms Risk

In typical industry practice, an operator will deliver production to a purchaser for a period of up to 30 to 90 days before it receives payment. Thus, it is possible that the operator may not be paid for production that already has been delivered if the purchaser fails to pay for any reason, including bankruptcy. In such case, the operator would be a general unsecured creditor of the purchaser of its production. This ongoing credit risk also may delay or interrupt the sale of the underlying oil and gas or the operator’s negotiation of different terms and arrangements for selling its gas to other purchasers, which could materially and adversely affect the Fund’s profitability and its ability to make distributions to Shareholders.

Class S [Member] | Dependence on Downstream Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Downstream Facilities Risk

The amount of oil and natural gas that may be produced and sold from a well is subject to curtailment in certain circumstances, such as by reason of weather conditions, pipeline interruptions due to scheduled and unscheduled maintenance, failure of tendered oil and natural gas to meet quality specifications of gathering lines or downstream transporters, excessive line pressure which prevents delivery, physical damage to the gathering system or transportation system or lack of contracted capacity on such systems. The curtailments may vary from a few days to several months. In many cases, the operators of the underlying properties are provided limited notice, if any, as to when production will be curtailed and the duration of such curtailments. If the operators are forced to reduce production due to such a curtailment, the Fund’s revenues, and the amount of distributions to Shareholders, would similarly be reduced due to such reduction of production.

Class S [Member] | Operating Hazards Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operating Hazards Risk

The Fund’s investments will be subject to substantial operating risks, such as unusual or unexpected geologic formations, pressures, downhole fires, mechanical failures, blow-outs, cratering, explosions, pipe failure, uncontrollable flow of oil, gas or well fluids and pollution and other environmental risks. These hazards could result in substantial losses to an investment due to injury and loss of life, severe damage to and destruction of property and equipment, pollution and other environmental damage, suspension of operations and costs of remediation. Investment operations could result in liability for personal injuries, property damage, oil spills, discharge of hazardous materials, remediation and clean-up costs, and other environmental damages. A property underlying an Oil and Gas Interest could be liable for environmental damages caused by previous property owners. As a result, substantial liabilities to third parties or governmental entities may be incurred, the payments of which could have a material adverse effect on the Fund’s investments, and thus on the Fund. However, portfolio investments will not be able to fully insure against all risks associated with their business, either because such insurance is not available or because the cost of such insurance would be prohibitive.

Class S [Member] | Risks of Investing Through Oil and Gas Investment Vehicles [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing Through Oil and Gas Investment Vehicles

By investing in an Oil and Gas Investment Vehicle, the Fund is indirectly exposed to risks associated with the Oil and Gas Investment Vehicle’s investments in Oil and Gas Interests. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

•

The Fund may not have sole decision-making authority with respect to an Oil and Gas Investment Vehicle (except any wholly owned Oil and Gas Investment Vehicle) regarding certain major decisions affecting the ownership of the vehicle or assets of the vehicle, and a co-investor, joint venture partner or other investor in the Oil and Gas Investment Vehicle could take actions that decrease the value of an investment to the Fund and lower the Fund’s overall return;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals, including, for instance, the financing, management, operation, leasing or sale of the assets purchased by such Oil and Gas Investment Vehicle;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle that controls the management of the affairs of an Oil and Gas Investment Vehicle could become insolvent or bankrupt;

•

Fraud or other misconduct by a co-investor, joint venture partner or other investor that controls the management of the affairs of an Oil and Gas Investment Vehicle may have a materially adverse effect on the Fund’s investments;

•

Under certain arrangements, no party may have the power to control the Oil and Gas Investment Vehicle and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the Oil and Gas Investment Vehicle, which could adversely impact the operations and profitability of the vehicle and/or the amount and timing of distributions the Fund receives from such vehicle;

•	A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may be structured differently than the Fund for tax purposes and this could create conflicts of interest;

•

The Fund may rely upon a co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle to manage the day-to-day operations of the Oil and Gas Investment Vehicle, as well as to prepare financial information for the vehicle, and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;

•

A co-investor, joint venture partner or other investor managing an Oil and Gas Investment Vehicle may experience a change of control, which could result in new management of such co-investor, joint venture partner or other investor with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s interests, policies or objectives; and

•

The terms of an Oil and Gas Investment Vehicle could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity.

Any of the above might subject the Fund to liabilities and thus reduce its returns on investments through that Oil and Gas Investment Vehicle.

Class S [Member] | Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

The credit quality of securities held by the Fund can change rapidly in certain market environments, particularly during times of market volatility, and the default of a single holding could cause significant NAV deterioration. An issuer or guarantor of debt securities (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to make principal and/or interest payments when they are due or may otherwise default on other financial terms and/or go bankrupt. This is also sometimes described as “counterparty risk.”

Class S [Member] | Market Disruption, Health Crises, Terrorism and Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption, Health Crises, Terrorism and Geopolitical Risks

The Fund’s investments may be negatively affected by the broad investment environment in the oil and gas markets, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

Class S [Member] | Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. Moreover, if the Adviser fails to retain their key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer.

Class S [Member] | Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition Risk

Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. In acquiring its target assets, the Fund will compete with a variety of other institutional investors, including public and private funds, REITs, insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other financial institutions, many of which have greater resources than the Fund. The Fund may not be able to compete successfully for investments.

Class S [Member] | Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Leverage is a speculative investment technique that may expose the Fund to greater risks and increased costs. There is no assurance that a leveraging strategy would be successful. Leverage involves risks and special considerations for Shareholders including:

•	the likelihood of greater volatility of NAV of the Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the Shareholders;

•	the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;

•	the potential for an increase in operating costs, which may reduce the Fund’s total return; and

•	the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.

In addition to any borrowing utilized by the Fund, the Oil and Gas Investment Vehicles in which the Fund invests may utilize leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of the Oil and Gas Investment Vehicle will decrease. Additionally, any event which adversely affects the value of an investment by an Oil and Gas Investment Vehicle would be magnified to the extent such Oil and Gas Investment Vehicle utilizes leverage.

Class S [Member] | Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risk

The prices of equity securities, including common stocks and preferred securities, fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in Shareholder rights associated with such securities.

Class S [Member] | Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

Many of the Fund’s investments will be illiquid, including the Fund’s Oil and Gas Investment Vehicle investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid investments on acceptable terms, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. The Fund cannot predict whether it will be able to sell any investment for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The risks associated with illiquid investments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid investments.

Class S [Member] | Interval Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interval Fund Risk

The Fund is a closed-end management investment company that provides limited liquidity through a quarterly repurchase policy under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares, and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Declaration of Trust and the Fund’s repurchase policy. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of Shares tendered by a Shareholder in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire. See “Quarterly Repurchases of Shares.”

Class S [Member] | Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk

The Fund believes that repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may adversely impact the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Class S [Member] | Delay in Use of Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Delay in Use of Proceeds Risk

The Fund relies upon the Co-Adviser’s investment professionals to identify suitable investments. To the extent that Co-Adviser’s investment professionals face competing demands upon their time in instances when the Fund has capital ready for investment, the Fund may face delays in execution. The Fund could also suffer from delays in locating suitable investments as a result of the Fund’s reliance on the Adviser at times when its officers, employees, or agents are simultaneously seeking to locate suitable investments for other Lincoln or Cantor sponsored programs, some of which have investment objectives and employ investment strategies that are similar to those of the Fund. Further, it may be difficult for the Fund to invest the net offering proceeds promptly and on attractive terms. Delays the Fund encounters in the selection and origination of income-producing assets would likely limit the Fund’s ability to pay distributions to Shareholders and lower their overall returns. Similar concerns arise when there are prepayments, maturities or sales of the Fund’s investments.

The Fund’s ability to achieve its investment objective and to pay distributions depends upon the performance of the Adviser in the acquisition of the Fund’s investments. The more money the Fund raises in the offering of its Shares, the greater the Fund’s challenge will be to invest all of the net offering proceeds on attractive terms. Except for the Fund’s investment policy, Shareholders will have no opportunity to evaluate the economic merits or the terms of the Fund’s investments before making a decision to invest in the Fund. Shareholders must rely entirely on the management abilities of the Adviser. The Fund cannot assure Shareholders that the Adviser will be successful in obtaining suitable investments on financially attractive terms or that, if the Adviser makes investments on the Fund’s behalf, the Fund’s objective will be achieved.

Although the Fund currently intends to invest the proceeds from any sale of the Shares offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. If the Fund is unable to find suitable investments promptly or deploy capital in a timely or efficient manner, it may be forced to invest in cash, cash equivalents or other assets. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the oil and gas industry the Fund seeks to acquire. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. There can be no assurances as to how long it will take the Fund to invest the net proceeds from sales of Fund Shares. If the Fund would continue to be unsuccessful in locating suitable investments, the Fund may ultimately decide to liquidate.

This offering is being made on a “best efforts” basis, meaning that the Fund is only required to use its best efforts to sell the shares and has no firm commitment or obligation to purchase any shares in the offering. As a result, the amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create a diversified portfolio of investments. If the Fund is unable to raise substantial funds, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a Shareholder’s investment may be reduced in the event the Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, reducing the Fund’s net income and limiting its ability to make distributions.

Class S [Member] | Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

The Fund’s Oil and Gas Interest investments are fair valued by the Adviser in accordance with the procedures described under “Determination of Net Asset Value” below. Within the parameters of the Fund’s valuation procedures, the valuation methodologies used to value the Fund’s Oil and Gas Interest investments will involve subjective judgments and projections and may not be accurate. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not turn out to be correct. Valuations and appraisals of the Fund’s Oil and Gas Interest investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Adviser and the Fund’s independent third party valuation agents or pricing services. Valuations and appraisals of the Fund’s Oil and Gas Interest investments are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for the Adviser to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. A material change in an Oil and Gas Interest investment or a new appraisal of an Oil and Gas Interest investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per Share.

It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Oil and Gas Interest investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is evaluated, such that the Fund’s NAV may be appropriately updated in accordance with the Fund’s valuation guidelines.

Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Oil and Gas Interest investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies or an unanticipated structural or environmental event at a property may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. The Adviser will rely on the independent third party valuation agents’ or pricing services’ appraisals in determining the fair value of the Oil and Gas Interest investments. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Shares, the price the Fund paid to repurchase Shares or NAV-based fees the Fund paid to the Adviser to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Shares in this offering, and the price at which your Shares may be repurchased in a repurchase offer by the Fund, are based on NAV per Share, you may pay more than realizable value or receive less than realizable value for your investment if assets are mispriced. In addition, the participation of the Adviser’s personnel in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Adviser is based on the value of the Fund’s assets.

Class S [Member] | Business and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business and Regulatory Risks

Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund.

Class S [Member] | Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk

Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service. The Fund may also invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Class S [Member] | Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks

Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its income and net short-term gains in the form of deductible dividends.

The Fund intends to elect to be treated, and to qualify each year, as a “regulated investment company” (a “RIC”) under Subchapter M of the Code, so that it will generally not pay U.S. federal income tax on income and capital gains timely distributed (or treated as being distributed, as described below) to shareholders. To qualify as a RIC, at least 90% of the Fund’s gross income must be derived from (A) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (B) net income derived from an interest in a qualified publicly traded partnership.

Code § 851 does not contain a definition of “securities”. However, the section provides that terms not defined in the section have the meanings under the 1940 Act. Some of the intended investments of the Fund may not qualify as “securities” under the 1940 Act. The Fund has attempted to isolate those investments in a controlled Subsidiary. However, to satisfy the RIC diversification tests, the Offshore Subsidiary may not represent more than 25% of the value of the Fund at the end of any quarter (subject to some exceptions). If it is determined that the investments held directly by the Fund are not securities, or if the Offshore Subsidiary represents more than 25% of the value of the Fund at the end of a quarter, the Fund may lose its status as a RIC and be subject to corporate level taxation.

The Fund intends to treat any income it may derive from the investments received by the Offshore Subsidiary as “qualifying income” under the provisions of the Internal Revenue Code of 1986, as amended, applicable to RICs. The Internal Revenue Service had issued numerous private letter rulings (“PLRs”)

provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Offshore Subsidiary would be qualifying income, if (i) the income is distributed in the same year that it is required to be included in the income of the RIC or (ii) the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Offshore Subsidiary, the Fund intends to cause the Offshore Subsidiary to make distributions that would allow the Fund to make timely distributions to its Shareholders.

If the Fund qualifies as a regulated investment company and distributes to its shareholders at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if the Fund retains any investment company taxable income or “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss), it will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at the rate of 21%) on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), net tax-exempt interest, if any, and net capital gain. Under the Code, the Fund will generally be subject to a non-deductible 4% federal excise tax on the portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of 98% of the Fund’s ordinary income (computed on a calendar year basis, and taking into account certain deferrals and elections), plus 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) plus undistributed amounts from prior years on which the Fund paid no federal income tax. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal circumstances, does not expect to be subject to this excise tax. However, the Fund may also decide to distribute less and pay the federal excise taxes. See “Federal Tax Matters.”

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in an Oil and Gas Interest that limit utilization of this cure period.

If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code, in which case the Fund would lose its status as a RIC. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.

The Fund intends to distribute at least 90% of its investment income and net short-term capital gains to shareholders in accordance with RIC requirements each year. See “Federal Tax Matters”. Investors will be required each year to pay applicable federal and state income taxes on their respective shares of the Fund’s taxable income. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.

Class S [Member] | Privately Placed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Privately Placed Securities Risk

The Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place a Fund’s assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

Class S [Member] | Reliance on Key Persons Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Key Persons Risk

The Fund relies on the services of certain executive officers who have relevant knowledge of Oil and Gas Interests and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Class S [Member] | Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk

The Fund will invest a substantial portion of its assets in the Crude Petroleum and Natural Gas Industry. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the Crude Petroleum and Natural Gas Industry than a fund that invests its assets in a more diversified manner. The Crude Petroleum and Natural Gas Industry includes companies that engage in operating oil and gas field properties. These companies may engage in activities such as the exploration for crude petroleum and natural gas; drilling, completing, and equipping wells; operation of separators, emulsion breakers, desilting equipment, and field gathering lines for crude petroleum; and all other activities in the preparation of oil and gas up to the point of shipment from the producing property. Companies in the Crude Petroleum and Natural Gas Industry also include the production of oil through the mining and extraction of oil from oil shale and oil sands and the production of gas and hydrocarbon liquids through gasification, liquid faction, and pyrolysis of coal at the mine site. In addition, the Crude Petroleum and Natural Gas Industry includes companies which have complete responsibility for operating oil and gas wells for others on a contract or fee basis.

Companies in the Crude Petroleum and Natural Gas Industry are affected by specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, Crude Petroleum and Natural Gas Industry companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves also may affect the profitability of companies operating within the Crude Petroleum and Natural Gas Industry.

Class S [Member] | Hedging Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Transactions Risk

Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

Class S [Member] | Fund Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fund Capitalization Risk

There is a risk that the Fund may not continue to raise capital sufficient to maintain profitability and meet its investment objective. An inability to continue to raise capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Class S [Member] | No Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History Risk

The Fund is a newly-organized, non-diversified, closed-end management investment company with no history of operations upon which prospective investors may evaluate the Fund’s past performance and potential future returns. While the senior investment professionals and other individuals employed by Lincoln have prior experience in Oil and Gas Interest investments, past performance with respect to such activities is not a guarantee of future results.

Class S [Member] | Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Diversification Risk

The Fund is a “non-diversified company” under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified company.” Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests.

Class S [Member] | Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk

The Fund is susceptible to operational and information security risks relating to technologies such as the Internet. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of the Fund to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting the Fund investments, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, banks, brokers, dealers, insurance companies and other financial institutions. In addition, substantial costs may be incurred in order to prevent cyber incidents in the future.

Class S [Member] | Temporary Defensive Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Defensive Strategies Risk

When the Adviser anticipate unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in cash or cash equivalents or accept lower current income from short-term investments rather than investing in high yielding long-term securities. In such a case, Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objectives.

Class S [Member] | Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk

The Adviser and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the joint venture partners of the Adviser each manage and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Adviser and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Adviser and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of the joint venture partners of the Adviser invest in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the joint venture partners of the Adviser or result in the Co-Adviser receiving material, non-public information, or the Adviser may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if one of the joint venture partners of the Adviser acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

Subject to applicable regulatory requirements, the portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Adviser which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Adviser and its affiliates may provide more services to some types of funds and accounts than others.

The use of leverage by the Fund has the potential to increase the investment management fees payable to the Adviser, which may provide a financial incentive to the Adviser to use leverage or increase the amount of leverage used. The Fund’s use of leverage, therefore, may create a conflict of interest between the Adviser, on the one hand, and the Fund’s Shareholders, on the other hand.

The Fund and/or the Adviser (as applicable) have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the joint venture partners of Adviser are treated equitably; however, there is no guarantee that such policies and procedures will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the joint venture partners of the Adviser may manage or advise from time to time. As noted above, the Fund has sought exemptive relief to permit co-investments among the Fund and vehicles managed by Lincoln. Until such relief is granted, Lincoln intends, consistent with its fiduciary obligations, to allocate investment opportunities between the Fund and its other investment vehicles based on a stated rotation policy, which considers capacity and portfolio position of each investment vehicle. In the event that the co-investment exemptive relief is granted, co-investment opportunities will be allocated in a manner that is consistent with the conditions of such exemptive relief as applicable. For further information on potential conflicts of interest, see “Management of the Fund—Conflicts of Interest” in the SAI.

Class S [Member] | Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. If interest rates increase, such increases may result in a decline in the value of the fixed income or other investments held by the Fund that move inversely to interest rates. A decline in the value of such investments would result in a decline in the Fund’s NAV. Additionally, further changes in interest rates could result in additional volatility and could cause Fund Shareholders to tender their Shares for repurchase at its regularly scheduled repurchase intervals. The Fund may need to liquidate portfolio investments at disadvantageous prices in order to meet such repurchases. Further increases in interest rates could also cause dealers in fixed income securities to reduce their market making activity, thereby reducing liquidity in these markets. To the extent the Fund holds fixed income securities or other securities that behave similarly to fixed income securities, the longer the maturity dates are for such securities will result in a higher likelihood of a decrease in value during periods of rising interest rates.

Class I [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class I
Maximum Sales Load (percentage of offering price)	None
Contingent Deferred Sales Charge	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]

Annual Fund Operating Expenses (as a percentage of net assets attributable to Shares) (1)
Management Fees	2.25%
Shareholder Servicing Fee	None
Distribution Fee	None
Other Expenses	2.25%
Interest Payments on Borrowed Funds(2)	0.75%
Asset Level Expenses(3)	0.50%
Remaining Other Expenses(4)	1.00%
Total Annual Fund Operating Expenses	4.50%
Less Fee Waiver and/or Expense Limitation(5)	(0.25)
Total Annual Fund Operating Expenses (After Fee Waiver)	4.25%

(1)

Estimates are based on Fund net assets of $100,000,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of Shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount, net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will raise $100,000,000 in proceeds.

(2)

The table assumes the Fund’s use of leverage in an amount equal to 10% of the Fund’s total assets (less all liabilities and indebtedness not represented by Investment Company Act leverage). The Fund’s actual interest costs associated with leverage may differ from the estimates above.

(3)

Estimated fees and expenses related to property management, disposition expenses, any other expenses related to investments in Oil and Gas Interests of the Fund’s Oil and Gas Investment Vehicles (including real estate and property taxes on properties held in the Fund’s Oil and Gas Investment Vehicles).

(4)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund. Other Expenses include professional fees, offering expenses, and other general and administrative expenses.
(5)

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the Expense Limitation Agreement) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including all organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, asset level expenses and extraordinary expenses), to the extent that they exceed 3.00% per annum of the Fund’s average daily net assets attributable to Class I shares (the Expense Limitation) for an initial two-year period. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, provided that: (1) the reimbursement or recoupment for fees and expenses will be made only if payable not more than three years from the date in which they were waived or paid; and (2) the reimbursement or recoupment may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect at least until October 15, 2028, unless and until the Board approves its modification or termination. Separately and in addition to the Expense Limitation, the Adviser has also contractually agreed to waive 1.00% of its management fee for Class I shares until October 15, 2027 unless the Adviser and the Board approve its continuation under a Management Waiver Agreement. The Expense Limitation Agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. See “Management of the Fund.”

Management Fees [Percent]	2.25%	[6]
Interest Expenses on Borrowings [Percent]	0.75%	[6],[7]
Distribution/Servicing Fees [Percent]	0.00%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[6]
Other Annual Expense 2 [Percent]	2.25%	[6]
Other Annual Expense 3 [Percent]	0.50%	[6],[8]
Other Annual Expenses [Percent]	1.00%	[6],[9]
Total Annual Expenses [Percent]	4.50%	[6]
Waivers and Reimbursements of Fees [Percent]	(0.25%)	[6],[10]
Net Expense over Assets [Percent]	425.00%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses that you would pay on a $1,000 investment in the Fund’s Class I Shares assuming a 5% return and that annual expenses attributable to the Fund’s Class I Shares (the example assumes the Fund’s Expense Limitation Agreement will remain in effect until October 15, 2028) remain unchanged. The example assumes that you invest $1,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example does not present actual expenses and should not be considered a representation of future expenses. Actual Fund expenses may be greater or less than those shown. The example assumes that the estimates costs on the expenses set forth in the Total Fund Annual Operating Expenses are accurate, that the Total Fund Annual Operating Expenses remain the same for all periods shown and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may be required to pay transaction and other fees on purchases of Class I Shares, which are not reflected in the example.

1 Year	3 Years	5 Years	10 Years
$43	$134	$231	$475

Expense Example, Year 01	$ 43
Expense Example, Years 1 to 3	134
Expense Example, Years 1 to 5	231
Expense Example, Years 1 to 10	$ 475
Purpose of Fee Table , Note [Text Block]	The following table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. More information about these expenses is available from your financial professional and in the “Plan of Distribution.”
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund. Other Expenses include professional fees, offering expenses, and other general and administrative expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

THE FUND’S INVESTMENTS

Investment Objective

The Fund’s investment objective is to seek to maximize risk-adjusted total return, with an emphasis on current income. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board of Trustees (the “Board”) without approval of the Fund’s shareholders (“Shareholders”). There can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful.

Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in energy-related assets located in the continental United States (collectively, “Oil and Gas Interests”). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund concentrates (i.e., invests 25% or more of its total assets) its investments in the Crude Petroleum and Natural Gas Industry.

Oil and Gas Interests include non-operated working interests, mineral interests, royalty interests, Overriding Royalty Interests (“ORRIs”), fee simple interests, state or federal mineral property rights and similar interests and will typically be located in well-established regions of the continental United States. The Fund also will seek to gain indirect exposure to Oil and Gas Interests by investing in publicly traded securities of issuers engaged in business activities related to Oil and Gas Interests (each, an “Oil and Gas Company”).

The Fund will typically gain direct exposure to its Oil and Gas Interests through Domestic Wholly-Owned Entities, Joint Venture Entities, Offshore Subsidiaries, or Co-Investment Entities (each as defined below and collectively, “Oil and Gas Investment Vehicles”).

•	“Domestic Wholly-Owned Entities” are wholly-owned subsidiaries of the Fund organized under the laws of the United States.

•

“Joint Venture Entities” are entities in which the Fund will co-invest solely alongside unaffiliated third-party investors. The Fund may own a majority or minority interest in any particular Joint Venture Entity.

•	“Offshore Subsidiaries” are wholly-owned subsidiaries of the Fund organized in the Cayman Islands or other non-U.S. jurisdiction.

•

“Co-Investment Entities” are entities in which the Fund will co-invest alongside affiliates of the Fund, including those of CFI and Lincoln, subject to the terms and conditions of an exemptive order for which the Fund has submitted an application with the Securities and Exchange Commission (the “SEC”) (collectively, “Oil and Gas Investment Vehicles”). If granted by the SEC, the requested exemptive order would allow the Fund and/or the Co-Investment Entities to co-invest alongside certain entities affiliated with the Adviser. The Fund may own a majority or minority interest in any particular Co-Investment Entity.

These Oil and Gas Investment Vehicles are discussed in greater detail below under “Principal Portfolio Composition.”

Investment Philosophy and Process

Tailwinds in the Oil and Gas Industry

The Adviser believes that despite news headlines which suggest that the energy transition to full renewable power generation is imminent, oil and natural gas will remain key components of global energy production for years to come. These headlines have reduced long-term capital investment in traditional energy projects, resulting in attractive economics for the development of oil and gas wells. Additionally, demand for energy continues to be robust, driven by economic growth and industrial activity.

The Adviser believes that demand for U.S-produced natural gas is especially primed to benefit from sustained growth in key sectors. Demand for natural gas is propelled by its critical role in power generation, where it has captured significant market share, rising from 28% of U.S. electricity generation in 2014 to 42.5% in 2024, largely displacing coal, according to S&P Global Ratings. The surge in LNG exports further amplifies demand, with U.S. export capacity projected to nearly double from 14 Bcf/d in 2023 to 25 Bcf/d by 2028, driven by the construction of new Gulf Coast export facilities, as reported by the U.S. Energy Information Administration (EIA). Additionally, natural gas benefits from its perception as a cleaner energy source, emitting 50% less CO2 than coal and 30% less than oil when combusted, per the American Security Project, making it a preferred bridge fuel in the energy transition. These factors, combined with growing industrial demand and data center power needs, create a favorable environment for the Fund’s gas-focused investments.

Some of the tailwinds which the Adviser believes will enhance the attractiveness of investing in Oil and Gas Interests are as follows:

•

Strong Global Energy Demand – Global energy demand for oil and gas remains a fundamental driver for U.S. oil and gas investments. Despite the push for renewable energy, hydrocarbons continue to dominate the global energy mix, with oil and natural gas accounting for approximately 55% of global energy consumption in 2024, according to the International Energy Agency (IEA). OPEC’s official prediction for global oil demand, as outlined in its 2025 World Oil Outlook, projects steady growth for crude oil demand, driven primarily by developing countries, with long-term projections topping 123 million barrels per day by 2050 (an increase from 105 million barrels per day projected in 2025), with no peak in oil demand anticipated on the horizon. Natural gas’s growth outlook is even more robust, as the various agencies almost unanimously predict the growth in global consumption to increase 20% or more between 2025 and 2050, predominantly for power generation to fuel the needs of a growing global population and the rising energy needs of the AI and tech sectors. Other key drivers of hydrocarbon growth include:

○

Emerging Market Growth: Rapid industrialization in Asia (e.g., China, India) and Africa fuels demand for transportation fuels, LNG, and petrochemical feedstocks. For example, global LNG demand is expected to grow by 4% annually through 2030, per Shell’s LNG Outlook.

○	Petrochemical Demand: Rising global consumption of plastics and chemicals, derived from oil and gas, supports long-term demand, as alternatives like bio-based materials scale slowly.

○

Transition Pace Limitations: While renewables are growing, their ability to displace oil and gas in sectors like aviation, shipping, and heavy industry is limited in the near term due to technological and cost barriers.

•

U.S. as a Leading Producer – The U.S. has solidified its position as the world’s top oil and gas producer, with crude oil production averaging 13.2 million bpd and natural gas output at 105 billion cubic feet per day (Bcf/d) in 2024, per the EIA. The Permian Basin alone accounts for nearly 50% of U.S. oil production, with other key regions like the Eagle Ford, Bakken, and Marcellus contributing significantly. This dominance is driven by:

○

Technological Advancements: Innovations in hydraulic fracturing, horizontal drilling, and digital reservoir management have reduced breakeven costs to $40–$50 per barrel in prime basins, making U.S. production globally competitive even in moderate price environments.

○	Resource Abundance: The U.S. has vast proven reserves, with the Permian holding over 50 billion barrels of oil equivalent in technically recoverable resources, per the U.S. Geological Survey.

○

Private Land Advantage: Unlike many countries, U.S. oil and gas development benefits from private mineral rights ownership, which streamlines leasing and reduces bureaucratic delays compared to state-controlled systems.

•

Energy Security and Geopolitical Stability – Geopolitical disruptions, including ongoing tensions in the Middle East, sanctions on Russia, and instability in other oil-producing regions like Venezuela, have underscored the importance of U.S. oil and gas as a reliable, geopolitically stable supply source. Key factors include:

○

Reduced Global Supply Risks: U.S. production is insulated from OPEC+ production cuts or conflicts disrupting Middle Eastern or African supply. In 2024, U.S. exports of crude oil and LNG reached record highs, with 4.1 million bpd of crude and 14 Bcf/d of LNG, per EIA data, meeting demand from Europe and Asia.

○

Energy Independence: The U.S.’s near energy independence reduces reliance on volatile global markets, making domestic assets a safe haven for investors. This is particularly appealing amid sanctions on Russian energy and Houthi attacks disrupting Red Sea shipping routes in 2024–2025.

○

Allied Demand: Allies like Europe, facing gas supply constraints post-Russia-Ukraine conflict, have increased reliance on U.S. LNG, with exports to Europe doubling since 2021. This strengthens demand for U.S. gas assets.

Target Market Opportunity in Non-Operated Assets

The Adviser believes the Fund is strategically positioned to capitalize on the above tailwinds with access to non-operated oil and gas assets that may offer attractive risk-adjusted returns. In the experience of the Adviser, non-operated interests are often ignored by conventional financing channels and these assets, despite their significant potential, frequently struggle to secure the requisite capital due to their unique operational structure and perceived risks. The Adviser sees this market practice as an opportunity, as they have a diversified strategy which they expect can mitigate some of the risks that come along with the assets while unlocking the high return potential of an asset class that the Adviser believes is undercapitalized.

Non-operated oil and gas assets represent what the Adviser believes to be a distinct investment opportunity within the industry. Such assets allow investors to participate in energy production without assuming the operational responsibilities and risks associated with drilling and production. Non-operated oil and Gas Investment can offer significant advantages over operated interests for the Fund, including reduced operational and administrative responsibilities, lower capital and liability exposure, and greater flexibility in portfolio diversification. By avoiding the need to manage day-to-day operations, the Adviser can leverage the operators’ expertise, scale, and infrastructure while focusing on strategic investment decisions. Non-operated interests also provide predictable cost structures through joint interest billing, passive income potential, and access to multiple projects without the long-term commitments or risks associated with operating assets, making them an attractive option for increasing returns and minimizing operational burdens.

Deal Sourcing and Underwriting

The Adviser leverages the industry expertise and network of Cantor and Lincoln to identify what it believes are premium non-operated oil and gas assets. In its experience, these assets can provide access to proven reserves and established production infrastructure, reducing exploration risk and offering a more predictable revenue stream. Cantor and Lincoln believe that the longevity of its management team in the industry allows them to source assets in some of North America’s leading oil and natural gas resource plays. To help ensure access to valuable opportunities, Cantor and Lincoln maintain long-standing relationships with buyers and sellers of assets who are local to the basins in which they invest. The Adviser believes these relationships, along with its team’s rigorous due diligence process and data capabilities, will continue to provide the Fund with acquisition and development opportunities that they expect will result in significant incremental long-term value.

Deal sourcing typically comes from one of several avenues:

•	Independent contractors: Landmen or brokers who are calling individual mineral or leasehold owners with an offer to purchase or lease their acreage.

•

Operators: Smaller operators who do not have the capital required to participate in CAPEX requirements associated with their assets, or larger operators who have decided not to allocate any capital budget to non-operated projects.

•	Other non-operated investment groups: Smaller companies who have purchased an asset and are looking to find a partner to absorb a portion of the CAPEX obligations.

•	Broadly marketed deals: To a lesser extent, larger deals that are broadly marketed by a broker, advisor, or investment bank.

The Fund, guided by its Adviser, employs a meticulous and data-driven underwriting process to evaluate the high volume of non-operated working interest deals in oil and gas assets, ensuring disciplined investment decisions in a competitive market. Each deal undergoes a comprehensive discounted cash flow (DCF) analysis, where the Adviser assesses the acquisition cost, projected future development expenses, and anticipated revenue streams derived from estimated hydrocarbon production volumes and forward-looking oil and gas price curves. The Adviser leverages an extensive proprietary dataset, coupled with sophisticated, in-house-developed data visualization and analytics tools, to model asset performance with high precision, incorporating variables such as geological risks, operator efficiency, and market dynamics. This robust analytical framework allows the Adviser to rigorously compare risk-adjusted returns across opportunities, prioritizing investments in assets that deliver superior value while aligning with the Fund’s strategic objective of maximizing long-term returns with prudent risk management.

Portfolio Construction

When considering single assets or development projects to pursue, the Adviser is conscientious to construct a portfolio of non-operated working interest assets with a strategic focus on optimizing risk-adjusted returns. The Adviser pursues assets that deliver superior value through its rigorous DCF analysis, but these selections are made within the context of the overall portfolio to ensure balance and resilience. Specifically, the Adviser targets a diversified mix of hydrocarbons—oil, natural gas, and natural gas liquids (NGLs)—to avoid overexposure to price volatility or demand shifts in any single commodity. Additionally, the Adviser limits concentration in any single basin or geographical region, such as the Permian, Eagle Ford, or Bakken, to reduce exposure to basin-specific risks, including midstream constraints, takeaway costs, and state-specific regulatory changes. Finally, the Adviser caps reliance on any single operator to mitigate risks tied to operator performance, financial stability, or operational inefficiencies. By adhering to these diversification principles, the Adviser builds a resilient portfolio that aligns with the Fund’s goal of maximizing long-term returns while effectively managing risk across its non-operated oil and gas investments.

Commodity Price Risk Management

In addition to managing risk by creating a portfolio that is diversified in the manners described above, the Adviser intends to hedge commodity price risk through the practice of hedging. The Fund, guided by its Adviser, employs a sophisticated hedging strategy to mitigate price volatility in oil and natural gas, utilizing over-the-counter (OTC) swaps and options to protect revenue streams from its non-operated working interests. The Adviser maintains hedging agreements with multiple reputable counterparties, ensuring diversified credit exposure and competitive terms. Targeting a significant portion of anticipated oil and natural gas production, the Adviser typically hedges volumes over a one- to three-year horizon, locking in prices through fixed-price swaps to provide cash flow certainty while selectively using options (e.g., collars or puts) to retain upside potential in rising markets. This disciplined approach, informed by market analysis and forward price curves, balances downside protection with flexibility, aligning with the Fund’s objective of delivering stable, risk-adjusted returns across its portfolio.

Principal Portfolio Composition

Oil and Gas Interests

The Oil and Gas Interests underlying the Oil and Gas Investment Vehicles generally fall into two categories:

•

Developed – The majority of the Fund’s assets are expected to be deployed in working interests, mineral rights and/or ORRIs which are producing at the time of acquisition by an Oil and Gas Investment Vehicle. Developed investments are expected to have a lower rate of return than near-term development assets, however they are viewed as subject to less pronounced risks and are predominantly associated with production risk.

•

Near-Term Development – A portion of the Fund’s asset are expected to be deployed in working interests in near-term development projects where the Fund will indirectly assume the risks of drilling and completing the wells prior to the start of construction. These assets are generally expected to have a higher rate of return on investment relative to the other categories but are also subject to additional risks.

All of the Oil and Gas Interests underlying the Oil and Gas Investment Vehicles will be “non-operated”, meaning that the Fund is not responsible for the development or management of the real property or drilling and extraction operations related to such interests. The Fund will not invest in any working Oil and Gas Interests directly.

The following provides addition details on the types of Oil and Gas Interests in which the Fund principally invests:

•

Non-Operated Working Interests – A working interest is the right to operate under a mineral interest or oil and gas lease. The working interest gives the owner the right to exploit the minerals on the land. A working interest is subject to all costs of exploration and development. A working interest owner in a lease can assign all or any part of their interest. When a working interest is “non-operated,” it refers to a share of ownership in a mineral interest or oil and gas lease where the holder does not have control over or responsibility for the day-to-day operations. The holder of a non-operated working interest has a financial stake in the development and production of the well but leaves operations decisions to the operator. A non-operated working interest owner typically shares in the costs and revenues proportionate to their ownership percentage. They are responsible for their share of exploration, drilling and production costs but have no direct control over how operations are conducted. The operator is responsible for overseeing the fieldwork and reporting to other interest holders. The terms of the relationship between a non-operated working interest holder and the operator are usually set forth in an operating agreement and/or dictated by state laws and regulations.

•

Mineral Interests – A mineral interest is the present ownership of the oil and gas in a particular place, which is typically considered an interest in real property. The primary characteristic of a mineral interest is the right to enter the land to explore, drill, produce and otherwise carry on mining activities. Mineral interests may be fractionalized and leased to others. Mineral interests are frequently severed from the surface rights of the real property. Mineral interests are frequently pooled and become subject to an operating interest whereby the owner’s interest becomes converted into a non-operated working interest.

•

Royalty Interests – A royalty interest generally refers to a lessor’s share in the production of oil and gas, free of the expenses of production. A royalty interest is personal property and concerns the proceeds from oil and gas leases, if and when there is production. The royalty interest, or portion thereof, is freely assignable. The royalty may be paid in kind or may be paid in money representing the holder’s proportionate share of production.

•

Overriding Royalty Interests – An ORRI is a fractional or percentage interest in the production of oil and gas, but without bearing any of the costs associated with drilling, development, or production. An ORRI is carved out of the lessee’s share of oil and gas. An ORRI is similar to a royalty interest reserved by the lessor, but instead it is created out of the lessee’s share of oil and gas (i.e., the party responsible for the operational costs) and is typically set as a percentage of the gross production. The duration of an ORRI is limited by the duration of the lease under which is created. Like a royalty interest, an ORRI is freely assignable.

The Fund will typically gain direct exposure to its Oil and Gas Interests through Domestic Wholly-Owned Entities, Joint Venture Entities, Offshore Subsidiaries, or Co-Investment Entities (each as defined below and collectively, “Oil and Gas Investment Vehicles”).

Domestic Wholly-Owned Entities

The Fund may invest in Oil and Gas Interests through one or more Domestic Wholly-Owned Entities formed by the Fund and organized in the United States. Unlike investments through Co-Investment Entities or Joint Venture Entities, the Fund will maintain complete control of the underlying Oil and Gas Interests held by the Domestic Wholly-Owned Entity and as a result, the Fund will bear all risks associated with the underlying Oil and Gas Interests. However, the Fund will have greater flexibility as to disposition of an Oil and Gas Interests investment or the development of the Oil and Gas Interests held by the Domestic Wholly-

Owned Entity because the Fund will be in a position to exercise sole decision-making authority with respect to such underlying Oil and Gas Interests. Further, investments in Oil and Gas Interests made through a Domestic Wholly-Owned Entity will not be subject to the risk of bankruptcy of a third party or failure of such third party to fund any required capital contributions, or the risk of disputes between the Fund and its joint venture partners that could result in litigation or arbitration that would increase the Fund’s expenses.

Joint Venture Entities

The Fund may enter into joint ventures with third parties, including partnerships, co-tenancies and other co-ownership arrangements or participations with mortgage or investment banks, financial institutions, developers, owners, or other non-affiliated third parties for the purpose of owning or operating Oil and Gas Interests through Joint Venture Entities. In such event, the Fund would not be in a position to exercise sole decision-making authority regarding the underlying Oil and Gas Interests held by the Joint Venture Entity, and as a result the Fund may also be subject to the potential risk of impasses on decisions, such as a sale, because neither it nor its joint venture partners would have full control over the investments held by the Joint Venture Entity. Unlike investments in Wholly Owned Entities, investments in Joint Venture Entities may, under certain circumstances, involve risks related to the involvement of a third party, including the possibility that the Fund’s joint venture partners might become bankrupt or fail to fund their required capital contributions. As with a Co-Investment Entity, the Fund expects that the other unaffiliated third-party joint venture partners that will invest alongside the Fund in a Joint Venture Entity will generally be institutional investors such as public pension funds, corporate pension funds and qualified trusts forming part of an endowment or charitable foundation.

The Fund has not established safeguards it will apply to, or be required in, the Joint Venture Entities. Particular safeguards the Fund will require for investments in Joint Venture Entities will be determined on a case-by-case basis after the Adviser considers all facts they feel are relevant, such as the nature and attributes of the Fund’s other potential Joint Venture Entity partners, the proposed structure of the Joint Venture Entity, the nature of the operations, liabilities and assets the Joint Venture Entity may conduct or own, and the proportion of the size of the Fund’s interest when compared to the interests owned by other Joint Venture Entity parties. The Fund expects to consider specific safeguards to address potential consequences relating to: (i) the management of the joint venture, such as obtaining certain approval rights in joint ventures the Fund does not control or providing for procedures to address decisions in the event of an impasse if the Fund shares control of the joint venture; (ii) the Fund’s ability to exit a joint venture, such as requiring buy/sell rights, redemption rights or forced liquidation under certain circumstances; and (iii) the Fund’s ability to control transfers of interests held by other parties in the joint venture, such as requiring consent, right of first refusal or forced redemption rights in connection with transfer.

Offshore Subsidiaries

The Fund may invest in Oil and Gas Interests or interests in Oil and Gas Investment Vehicles through one or more Offshore Subsidiaries. The Fund may allocate up to 25% of its assets in the Offshore Subsidiaries, which have the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to Oil and Gas Interests in a manner consistent with the limitations and requirements of the Code that apply to the Fund, and which limit the amount of income the Fund may receive from certain sources. To the extent they are applicable to the investment activities of the Offshore Subsidiaries, the Offshore Subsidiaries will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Offshore Subsidiaries. Each of the Offshore Subsidiaries complies with Section 17 of the Investment Company Act relating to affiliated transactions and custody. The Adviser will act as the investment adviser to any Offshore Subsidiary pursuant to a separate investment advisory agreement with each such Offshore Subsidiary. Although the Offshore Subsidiaries are not expected to be registered under the Investment Company Act, the Adviser will comply with provisions of the Investment Company Act relating to investment advisory contracts with respect to the Offshore Subsidiaries. Offshore Subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund.

Co-Investment Entities

Instead of acquiring full ownership of Oil and Gas Interests through a Domestic Wholly-Owned Entity, the Fund may acquire partial interests by entering into co-investment agreements with affiliates of the Adviser. The Fund’s ownership percentage in the Co-Investment Entity will generally be pro rata to the amount of money the Fund applies to the origination or commitment amount for the underlying Oil and Gas Interests or purchase price (including financing, if applicable) and the acquisition or development expenses, if any, of the underlying Oil and Gas Interests, as applicable, owned by the Co-Investment Entity. The Fund’s ownership in the Co-Investment Entity may be passive in nature, and the Fund may have a greater economic interest but less control rights in the Co-Investment Entity than the affiliate in which the Fund will co-invest alongside.

The Fund’s investments in Oil and Gas Interests through the securities of a Co-Investment Entity with its affiliates is subject to the terms and conditions of an exemptive order for which the Fund has submitted an application with the SEC. If granted by the SEC, the requested exemptive order would allow the Fund and/or the Co-Investment Entities to co-invest alongside certain entities affiliated with the Adviser. However, there can be no assurance that the Fund and the Adviser will be able to obtain such exemptive relief or, if obtained, be able to rely on such exemptive relief for certain potential transaction structures. The exemptive order from the SEC, if granted, will include extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund may incur losses in the event that the Fund will not be able to fully comply (or will be deemed not to be in compliance) with these extensive conditions. If granted exemptive relief, the Fund will adopt procedures reasonably designed to ensure compliance with the exemptive order and the Board will oversee risk relative to such compliance. If the Fund and its affiliates are granted exemptive relief, certain unaffiliated third parties may also be able to invest in the Co-Investment Entity on terms that may vary from those of the Fund or its affiliates. The Fund expects that any unaffiliated third parties that will invest alongside the Fund in a Co-Investment Entity will generally be institutional investors such as public pension funds, corporate pension funds and qualified trusts forming part of an endowment or charitable foundation. Co-investments made by the Fund may result in certain conflicts of interest.

If the Fund does not obtain an exemptive order from the SEC, the Fund and/or the Co-Investment Entities may co-invest alongside such affiliates only in accordance with existing regulatory guidance and the allocation policies of the Adviser and its affiliates, which provides only limited relief for such co-investment transactions and which will limit the Fund’s ability to execute its investment strategies. For example, the Fund and/or the Co-Investment Entities may co-invest with such affiliates consistent with guidance promulgated under the no-action position of the SEC staff set forth in Mass Mutual Life Ins. Co. (SEC No-Action Letter, June 7, 2000), on which similarly situated funds like the Fund may rely in order to co-invest so long as certain conditions are met, including that the Adviser, acting on behalf of the Fund and on behalf of their other clients, negotiates no term other than price.

Oil and Gas Companies

When investing in Oil and Gas Companies, the Adviser will: (i) seek to construct the portfolio with securities that it believes will benefit from growing global energy demand and economic growth; (ii) seek to position the Fund in securities of issuers operating in the energy industry, including upstream exploration and production companies, midstream transport and storage operators, and downstream refiners; and (iii) seek to capitalize on recent and ongoing global macroeconomic, geopolitical, and energy market trends. The securities in the Fund are expected to be denominated primarily in U.S. dollars but may have international exposures in terms of geographies, currencies as well as customers and supply chains. The allocation of the Fund invested in public securities is based on qualitative and quantitative fundamental analysis of macroeconomic conditions, including commodity price dynamics, inflation, market conditions, historical performance, relative valuations and volatility, political and regulatory developments, and other relevant factors, as well as fundamental analysis of each potential investment. The Adviser may invest in publicly traded energy companies, including refiners and upstream producers, that offer differentiated exposure to the energy sector and may help mitigate the impact of commodity price volatility on the Fund’s private portfolio assets.

The Fund generally relies on the Global Industry Classification Standard (“GICS”) published by Standard & Poor’s (“S&P”), as it may be amended from time to time, in determining whether an issuer is an Oil and Gas Company. S&P classifies companies quantitatively and qualitatively. Each company is assigned a single GICS classification according to its principal business activity. S&P uses revenues as a key factor in determining a firm’s principal business activity. Earnings and market, however, are also recognized as important and relevant information for classification purposes.

In deciding which publicly traded equity and equity-related securities to buy, the Adviser employs a combination of quantitative and qualitative analyses that seeks to identify high quality, reasonably valued companies within the Energy sector. As part of its assessment, the investment team considers cash flow generation, balance sheet strength, earning quality, valuation relative to industry peers, and other factors deemed relevant by the Adviser. The degree of liquidity of each security considered for purchase also is considered by the Adviser.

The Fund’s investments in Oil and Gas Companies also may include equity and equity-related securities, including common stocks and exchange traded funds. The Fund also may invest in income-producing securities, which may include corporate bonds and asset-backed securities. Such securities may be rated at any level by nationally recognized statistical rating organizations, or they may be unrated.

During temporary defensive periods, the Fund may deviate from its investment policies and objective. During such periods, the Fund may invest up to 100% of its total assets in cash or cash equivalents, including short- or intermediate-term U.S. Treasury securities, as well as other short-term investments, including high quality, short-term debt securities. There can be no assurance that such techniques will be successful. Accordingly, during such periods, the Fund may not achieve its investment objective. For a further description of these temporary investments, see the SAI under “Investment Policies and Techniques—Portfolio Composition.”

Unless otherwise specified, the investment policies and limitations of the Fund are not considered to be fundamental by the Fund and can be changed without a vote of the Shareholders. Certain investment restrictions specifically identified as such in the Statement of Additional Information (the “SAI”) are considered fundamental and may not be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund, as defined in the Investment Company Act, which includes Shares and shares of preferred stock of the Fund (“Preferred Shares”), if any, voting together as a single class, and the holders of the outstanding Preferred Shares voting as a single class. As defined in the Investment Company Act, when used with respect to particular shares of the Fund, a “majority of the outstanding voting securities” means: (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy; or (ii) more than 50% of the shares, whichever is less.

Additional Information Regarding Investment Strategies

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Adviser and the Fund’s portfolio managers are subjective.

Risk Factors [Table Text Block]

RISKS

Risk is inherent in all investing. The following discussion summarizes the principal risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see “Additional Information About the Fund’s Investments and Investment Risks” in the SAI.

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends, distributions or interest payments, as applicable.

Energy Sector Risk

Securities prices for companies in the energy sector are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions, among other factors.

Oil and Gas Volatility Risk

The Fund’s future performance depends on the amount of oil and gas production from the underlying properties and the prices received for such production. Oil and natural gas are commodities and, therefore, their prices are subject to wide fluctuations in response to relatively minor changes in supply and demand. In recent years, the markets for oil and natural gas have been volatile. These markets will likely continue to be volatile in the future. Further, oil prices and natural gas prices do not necessarily fluctuate in direct relation to each other. The Fund cannot predict future oil and gas prices and such prices may decline. The prices received for production, and the levels of production, will depend on numerous factors beyond the Fund’s control.

Well Productivity Risk

Project areas on the properties underlying the Fund’s investments may be in various stages of development, ranging from project areas with current drilling or production activity to project areas that have limited drilling or production history. Drilling, testing and completing oil and gas wells involves a high risk of loss. A large number of wells result in dry holes, while others do not produce oil or gas in sufficient quantities to make them commercially profitable to complete and/or produce after completion. Many risks are involved that experience, knowledge, scientific information and careful evaluation cannot avoid. The drilling of dry holes on the properties underlying the Fund’s investments could materially and adversely affect the Fund’s revenue. Even if pre-completion testing and analysis indicate the presence of hydrocarbons in commercial quantities and completion of its wells are attempted, there can be no assurance that the wells will be successfully completed, that the wells will produce oil and/or gas in commercial quantities, or that the wells will produce revenue sufficient to recover the Fund’s investment and return a profit. Therefore, investors must be prepared to lose all of their investment, as there can be no assurance that drilling, testing and completion of wells will result in oil or gas production or that production, if obtained, will be profitable for the Fund. Additionally, oil and gas wells sometimes experience production decline that is rapid and irregular. Initial production from a well (if any) does not accurately indicate any consistent level of production to be derived therefrom.

Dependence on Infrastructure Risk

Drilling wells in areas remote from marketing infrastructure may delay production from those wells until sufficient reserves are established to justify construction of necessary gathering lines, pipelines and production facilities, which in turn could delay revenue to the Fund under working interests, ORRIs or other mineral or royalty interests. While the prospects may be in areas of current or historical oil and/or gas production with existing infrastructure, delays may nevertheless occur in the sale of production. Local conditions including, but not limited to, pipeline operating pressures or capacity constraints, and development of local oversupply or deliverability problems could halt or reduce sales from underlying wells. Any of these delays in the production and sale of the oil and gas would reduce the Fund’s revenues, delay distributions to investors and otherwise materially and adversely affect the Fund’s profitability.

Oil and Gas Industry Competition Risk

The oil and natural gas industry is intensely competitive, and the operators of the underlying properties compete with other companies that may have greater resources. Many of these companies explore for and produce oil and natural gas, carry on midstream and refining operations, and market petroleum and other products on a regional, national or worldwide basis. In addition, these companies may have a greater ability to continue exploration activities during periods of low oil and natural gas market prices. The operators associated with the properties underlying the Fund’s Oil and Gas Interests may have larger competitors that may be able to absorb the burden of present and future federal, state, local and other laws and regulations more easily, which would adversely affect the operators’ competitive position.

Oil and Gas Regulation Risk

The underlying operations associated with the Fund’s investments will be regulated extensively at the federal, state and local levels. Environmental and other governmental laws and regulations have increased the costs to plan, design, drill, install, operate and abandon oil and gas wells. In addition, failure to comply with these laws and regulations may result in the suspension or termination of the underlying operations and subject the operators to administrative, civil and criminal penalties. Some local municipalities have adopted or are considering adopting land use restrictions, such as city ordinances, that may restrict or prohibit the performance of well drilling in general and/or hydraulic fracturing in particular. There are also certain governmental reviews either underway or being proposed that focus on deep shale and other formation completion and production practices, including hydraulic fracturing. Depending on the outcome of these studies, federal and state legislatures and agencies may seek to further regulate such activities. Certain environmental and other groups have also suggested that additional federal, state and local laws and regulations may be needed to more closely regulate the hydraulic fracturing process. Part of the regulatory environment in which the underlying assets will operate includes, in some cases, legal requirements for obtaining environmental assessments, environmental impact studies and/or plans of development before beginning drilling and production activities. In addition, the operators’ activities are subject to regulations regarding conservation practices and protection of correlative rights. Further, the oil and gas regulatory environment could change in ways that might substantially increase the financial and managerial costs of compliance with these laws and regulations and, thus, reduce the Fund’s profitability.

Payment Terms Risk

In typical industry practice, an operator will deliver production to a purchaser for a period of up to 30 to 90 days before it receives payment. Thus, it is possible that the operator may not be paid for production that already has been delivered if the purchaser fails to pay for any reason, including bankruptcy. In such case, the operator would be a general unsecured creditor of the purchaser of its production. This ongoing credit risk also may delay or interrupt the sale of the underlying oil and gas or the operator’s negotiation of different terms and arrangements for selling its gas to other purchasers, which could materially and adversely affect the Fund’s profitability and its ability to make distributions to Shareholders.

Dependence on Downstream Facilities Risk

The amount of oil and natural gas that may be produced and sold from a well is subject to curtailment in certain circumstances, such as by reason of weather conditions, pipeline interruptions due to scheduled and unscheduled maintenance, failure of tendered oil and natural gas to meet quality specifications of gathering lines or downstream transporters, excessive line pressure which prevents delivery, physical damage to the gathering system or transportation system or lack of contracted capacity on such systems. The curtailments may vary from a few days to several months. In many cases, the operators of the underlying properties are provided limited notice, if any, as to when production will be curtailed and the duration of such curtailments. If the operators are forced to reduce production due to such a curtailment, the Fund’s revenues, and the amount of distributions to Shareholders, would similarly be reduced due to such reduction of production.

Operating Hazards Risk

The Fund’s investments will be subject to substantial operating risks, such as unusual or unexpected geologic formations, pressures, downhole fires, mechanical failures, blow-outs, cratering, explosions, pipe failure, uncontrollable flow of oil, gas or well fluids and pollution and other environmental risks. These hazards could result in substantial losses to an investment due to injury and loss of life, severe damage to and destruction of property and equipment, pollution and other environmental damage, suspension of operations and costs of remediation. Investment operations could result in liability for personal injuries, property damage, oil spills, discharge of hazardous materials, remediation and clean-up costs, and other environmental damages. A property underlying an Oil and Gas Interest could be liable for environmental damages caused by previous property owners. As a result, substantial liabilities to third parties or governmental entities may be incurred, the payments of which could have a material adverse effect on the Fund’s investments, and thus on the Fund. However, portfolio investments will not be able to fully insure against all risks associated with their business, either because such insurance is not available or because the cost of such insurance would be prohibitive.

Risks of Investing Through Oil and Gas Investment Vehicles

By investing in an Oil and Gas Investment Vehicle, the Fund is indirectly exposed to risks associated with the Oil and Gas Investment Vehicle’s investments in Oil and Gas Interests. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

•

The Fund may not have sole decision-making authority with respect to an Oil and Gas Investment Vehicle (except any wholly owned Oil and Gas Investment Vehicle) regarding certain major decisions affecting the ownership of the vehicle or assets of the vehicle, and a co-investor, joint venture partner or other investor in the Oil and Gas Investment Vehicle could take actions that decrease the value of an investment to the Fund and lower the Fund’s overall return;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals, including, for instance, the financing, management, operation, leasing or sale of the assets purchased by such Oil and Gas Investment Vehicle;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle that controls the management of the affairs of an Oil and Gas Investment Vehicle could become insolvent or bankrupt;

•

Fraud or other misconduct by a co-investor, joint venture partner or other investor that controls the management of the affairs of an Oil and Gas Investment Vehicle may have a materially adverse effect on the Fund’s investments;

•

Under certain arrangements, no party may have the power to control the Oil and Gas Investment Vehicle and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the Oil and Gas Investment Vehicle, which could adversely impact the operations and profitability of the vehicle and/or the amount and timing of distributions the Fund receives from such vehicle;

•	A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may be structured differently than the Fund for tax purposes and this could create conflicts of interest;

•

The Fund may rely upon a co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle to manage the day-to-day operations of the Oil and Gas Investment Vehicle, as well as to prepare financial information for the vehicle, and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;

•

A co-investor, joint venture partner or other investor managing an Oil and Gas Investment Vehicle may experience a change of control, which could result in new management of such co-investor, joint venture partner or other investor with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s interests, policies or objectives; and

•

The terms of an Oil and Gas Investment Vehicle could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity.

Any of the above might subject the Fund to liabilities and thus reduce its returns on investments through that Oil and Gas Investment Vehicle.

Credit Risk

The credit quality of securities held by the Fund can change rapidly in certain market environments, particularly during times of market volatility, and the default of a single holding could cause significant NAV deterioration. An issuer or guarantor of debt securities (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to make principal and/or interest payments when they are due or may otherwise default on other financial terms and/or go bankrupt. This is also sometimes described as “counterparty risk.”

Market Disruption, Health Crises, Terrorism and Geopolitical Risks

The Fund’s investments may be negatively affected by the broad investment environment in the oil and gas markets, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. Moreover, if the Adviser fails to retain their key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer.

Competition Risk

Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. In acquiring its target assets, the Fund will compete with a variety of other institutional investors, including public and private funds, REITs, insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other financial institutions, many of which have greater resources than the Fund. The Fund may not be able to compete successfully for investments.

Leverage Risk

Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Leverage is a speculative investment technique that may expose the Fund to greater risks and increased costs. There is no assurance that a leveraging strategy would be successful. Leverage involves risks and special considerations for Shareholders including:

•	the likelihood of greater volatility of NAV of the Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the Shareholders;

•	the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;

•	the potential for an increase in operating costs, which may reduce the Fund’s total return; and

•	the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.

In addition to any borrowing utilized by the Fund, the Oil and Gas Investment Vehicles in which the Fund invests may utilize leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of the Oil and Gas Investment Vehicle will decrease. Additionally, any event which adversely affects the value of an investment by an Oil and Gas Investment Vehicle would be magnified to the extent such Oil and Gas Investment Vehicle utilizes leverage.

Equity Securities Risk

The prices of equity securities, including common stocks and preferred securities, fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in Shareholder rights associated with such securities.

Liquidity Risk

Many of the Fund’s investments will be illiquid, including the Fund’s Oil and Gas Investment Vehicle investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid investments on acceptable terms, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. The Fund cannot predict whether it will be able to sell any investment for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The risks associated with illiquid investments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid investments.

Interval Fund Risk

The Fund is a closed-end management investment company that provides limited liquidity through a quarterly repurchase policy under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Declaration of Trust and the Fund’s repurchase policy. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of Shares tendered by a Shareholder in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire. See “Quarterly Repurchases of Shares.”

Repurchase Offers Risk

The Fund believes that repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may adversely impact the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Delay in Use of Proceeds Risk

The Fund relies upon the Co-Adviser’s investment professionals to identify suitable investments. To the extent that Co-Adviser’s investment professionals face competing demands upon their time in instances when the Fund has capital ready for investment, the Fund may face delays in execution. The Fund could also suffer from delays in locating suitable investments as a result of the Fund’s reliance on the Adviser at times when its officers, employees, or agents are simultaneously seeking to locate suitable investments for other Lincoln or Cantor sponsored programs, some of which have investment objectives and employ investment strategies that are similar to those of the Fund. Further, it may be difficult for the Fund to invest the net offering proceeds promptly and on attractive terms. Delays the Fund encounters in the selection and origination of income-producing assets would likely limit the Fund’s ability to pay distributions to Shareholders and lower their overall returns. Similar concerns arise when there are prepayments, maturities or sales of the Fund’s investments.

The Fund’s ability to achieve its investment objective and to pay distributions depends upon the performance of the Adviser in the acquisition of the Fund’s investments. The more money the Fund raises in the offering of its Shares, the greater the Fund’s challenge will be to invest all of the net offering proceeds on attractive terms. Except for the Fund’s investment policy, Shareholders will have no opportunity to evaluate the economic merits or the terms of the Fund’s investments before making a decision to invest in the Fund. Shareholders must rely entirely on the management abilities of the Adviser. The Fund cannot assure Shareholders that the Adviser will be successful in obtaining suitable investments on financially attractive terms or that, if the Adviser makes investments on the Fund’s behalf, the Fund’s objective will be achieved.

Although the Fund currently intends to invest the proceeds from any sale of the Shares offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. If the Fund is unable to find suitable investments promptly or deploy capital in a timely or efficient manner, it may be forced to invest in cash, cash equivalents or other assets. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the oil and gas industry the Fund seeks to acquire. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. There can be no assurances as to how long it will take the Fund to invest the net proceeds from sales of Fund Shares. If the Fund would continue to be unsuccessful in locating suitable investments, the Fund may ultimately decide to liquidate.

This offering is being made on a “best efforts” basis, meaning that the Fund is only required to use its best efforts to sell the shares and has no firm commitment or obligation to purchase any shares in the offering. As a result, the amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create a diversified portfolio of investments. If the Fund is unable to raise substantial funds, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a Shareholder’s investment may be reduced in the event the Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, reducing the Fund’s net income and limiting its ability to make distributions.

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

The Fund’s Oil and Gas Interest investments are fair valued by the Adviser in accordance with the procedures described under “Determination of Net Asset Value” below. Within the parameters of the Fund’s valuation procedures, the valuation methodologies used to value the Fund’s Oil and Gas Interest investments will involve subjective judgments and projections and may not be accurate. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not turn out to be correct. Valuations and appraisals of the Fund’s Oil and Gas Interest investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Adviser and the Fund’s independent third party valuation agents or pricing services. Valuations and appraisals of the Fund’s Oil and Gas Interest investments are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for the Adviser to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. A material change in an Oil and Gas Interest investment or a new appraisal of an Oil and Gas Interest investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per Share.

It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Oil and Gas Interest investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is evaluated, such that the Fund’s NAV may be appropriately updated in accordance with the Fund’s valuation guidelines.

Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Oil and Gas Interest investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies or an unanticipated structural or environmental event at a property may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. The Adviser will rely on the independent third party valuation agents’ or pricing services’ appraisals in determining the fair value of the Oil and Gas Interest investments. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Shares, the price the Fund paid to repurchase Shares or NAV-based fees the Fund paid to the Adviser to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Shares in this offering, and the price at which your Shares may be repurchased in a repurchase offer by the Fund, are based on NAV per Share, you may pay more than realizable value or receive less than realizable value for your investment if assets are mispriced. In addition, the participation of the Adviser’s personnel in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Adviser is based on the value of the Fund’s assets.

Interest Rate Risk

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. If interest rates increase, such increases may result in a decline in the value of the fixed income or other investments held by the Fund that move inversely to interest rates. A decline in the value of such investments would result in a decline in the Fund’s NAV. Additionally, further changes in interest rates could result in additional volatility and could cause Fund Shareholders to tender their Shares for repurchase at its regularly scheduled repurchase intervals. The Fund may need to liquidate portfolio investments at disadvantageous prices in order to meet such repurchases. Further increases in interest rates could also cause dealers in fixed income securities to reduce their market making activity, thereby reducing liquidity in these markets. To the extent the Fund holds fixed income securities or other securities that behave similarly to fixed income securities, the longer the maturity dates are for such securities will result in a higher likelihood of a decrease in value during periods of rising interest rates.

Business and Regulatory Risks

Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund.

Issuer Risk

Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service. The Fund may also invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Tax Risks

Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its income and net short-term gains in the form of deductible dividends.

The Fund intends to elect to be treated, and to qualify each year, as a “regulated investment company” (a “RIC”) under Subchapter M of the Code, so that it will generally not pay U.S. federal income tax on income and capital gains timely distributed (or treated as being distributed, as described below) to shareholders. To qualify as a RIC, at least 90% of the Fund’s gross income must be derived from (A) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (B) net income derived from an interest in a qualified publicly traded partnership.

Code § 851 does not contain a definition of “securities”. However, the section provides that terms not defined in the section have the meanings under the 1940 Act. Some of the intended investments of the Fund may not qualify as “securities” under the 1940 Act. The Fund has attempted to isolate those investments in a controlled Subsidiary. However, to satisfy the RIC diversification tests, the Offshore Subsidiary may not represent more than 25% of the value of the Fund at the end of any quarter (subject to some exceptions). If it is determined that the investments held directly by the Fund are not securities, or if the Offshore Subsidiary represents more than 25% of the value of the Fund at the end of a quarter, the Fund may lose its status as a RIC and be subject to corporate level taxation.

The Fund intends to treat any income it may derive from the investments received by the Offshore Subsidiary as “qualifying income” under the provisions of the Internal Revenue Code of 1986, as amended, applicable to RICs. The Internal Revenue Service had issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Offshore Subsidiary would be qualifying income, if (i) the income is distributed in the same year that it is required to be included in the income of the RIC or (ii) the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Offshore Subsidiary, the Fund intends to cause the Offshore Subsidiary to make distributions that would allow the Fund to make timely distributions to its Shareholders.

If the Fund qualifies as a regulated investment company and distributes to its shareholders at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if the Fund retains any investment company taxable income or “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss), it will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at the rate of 21%) on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), net tax-exempt interest, if any, and net capital gain. Under the Code, the Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of 98% of the Fund’s ordinary income (computed on a calendar year basis, and taking into account certain deferrals and elections), plus 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) plus undistributed amounts from prior years on which the Fund paid no federal income tax. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal circumstances, does not expect to be subject to this excise tax. However, the Fund may also decide to distribute less and pay the federal excise taxes. See “Federal Tax Matters.”

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in an Oil and Gas Interest that limit utilization of this cure period.

If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code, in which case the Fund would lose its status as a RIC. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.

The Fund intends to distribute at least 90% of its investment income and net short-term capital gains to shareholders in accordance with RIC requirements each year. See “Federal Tax Matters”. Investors will be required each year to pay applicable federal and state income taxes on their respective shares of the Fund’s taxable income. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.

Privately Placed Securities Risk

The Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place a Fund’s assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

Reliance on Key Persons Risk

The Fund relies on the services of certain executive officers who have relevant knowledge of Oil and Gas Interests and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Concentration Risk

The Fund will invest a substantial portion of its assets in the Crude Petroleum and Natural Gas Industry. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the Crude Petroleum and Natural Gas Industry than a fund that invests its assets in a more diversified manner. The Crude Petroleum and Natural Gas Industry includes companies that engage in operating oil and gas field properties. These companies may engage in activities such as the exploration for crude petroleum and natural gas; drilling, completing, and equipping wells; operation of separators, emulsion breakers, desilting equipment, and field gathering lines for crude petroleum; and all other activities in the preparation of oil and gas up to the point of shipment from the producing property. Companies in the Crude Petroleum and Natural Gas Industry also include the production of oil through the mining and extraction of oil from oil shale and oil sands and the production of gas and hydrocarbon liquids through gasification, liquid faction, and pyrolysis of coal at the mine site. In addition, the Crude Petroleum and Natural Gas Industry includes companies which have complete responsibility for operating oil and gas wells for others on a contract or fee basis.

Companies in the Crude Petroleum and Natural Gas Industry are affected by specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, Crude Petroleum and Natural Gas Industry companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves also may affect the profitability of companies operating within the Crude Petroleum and Natural Gas Industry.

Hedging Transactions Risk

Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

Fund Capitalization Risk

There is a risk that the Fund may not continue to raise capital sufficient to maintain profitability and meet its investment objective. An inability to continue to raise capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

No Operating History Risk

The Fund is a newly-organized, non-diversified, closed-end management investment company with no history of operations upon which prospective investors may evaluate the Fund’s past performance and potential future returns. While the senior investment professionals and other individuals employed by Lincoln have prior experience in Oil and Gas Interest investments, past performance with respect to such activities is not a guarantee of future results.

Diversification Risk

The Fund is a “non-diversified company” under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified company.” Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests.

Cybersecurity Risk

The Fund is susceptible to operational and information security risks relating to technologies such as the Internet. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of the Fund to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting the Fund investments, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, banks, brokers, dealers, insurance companies and other financial institutions. In addition, substantial costs may be incurred in order to prevent cyber incidents in the future.

Temporary Defensive Strategies Risk

When the Adviser anticipate unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in cash or cash equivalents or accept lower current income from short-term investments rather than investing in high yielding long-term securities. In such a case, Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objectives.

Potential Conflicts of Interest Risk

The Adviser and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the joint venture partners of the Adviser each manage and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Adviser and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Adviser and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of the joint venture partners of the Adviser invest in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the joint venture partners of the Adviser or result in the Co-Adviser receiving material, non-public information, or the Adviser may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if one of the joint venture partners of the Adviser acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

Subject to applicable regulatory requirements, the portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Adviser which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Adviser and the its affiliates may provide more services to some types of funds and accounts than others.

The use of leverage by the Fund has the potential to increase the investment management fees payable to the Adviser, which may provide a financial incentive to the Adviser to use leverage or increase the amount of leverage used. The Fund’s use of leverage, therefore, may create a conflict of interest between the Adviser, on the one hand, and the Fund’s Shareholders, on the other hand.

The Fund and/or the Adviser (as applicable) have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the joint venture partners of Adviser are treated equitably; however, there is no guarantee that such policies and procedures will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the joint venture partners of the Adviser may manage or advise from time to time. As noted above, the Fund has sought exemptive relief to permit co-investments among the Fund and vehicles managed by Lincoln. Until such relief is granted, Lincoln intends, consistent with its fiduciary obligations, to allocate investment opportunities between the Fund and its other investment vehicles based on a stated rotation policy, which considers capacity and portfolio position of each investment vehicle. In the event that the co-investment exemptive relief is granted, co-investment opportunities will be allocated in a manner that is consistent with the conditions of such exemptive relief as applicable. For further information on potential conflicts of interest, see “Management of the Fund—Conflicts of Interest” in the SAI.

Effects of Leverage [Text Block]

Effects of Leverage

Assuming the use of leverage in the amount of 33 1/3% of the Fund’s Managed Assets, at a leveraged expense rate of 7.00% payable on such leverage, the income generated by the Fund’s portfolio (net of non-leverage expenses) must exceed 2.33% in order to cover such interest and/or dividend payments and other expenses. Of course, these numbers are merely estimates used for illustration. Actual dividend rates and other leverage expenses may vary frequently and be significantly higher or lower that the rate estimated above.

The following table is designed to illustrate the effect of leverage on Shares total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.”

The table further reflects the issuance of leverage representing 10.00% of the Fund’s Managed Assets, net of expenses, and the Fund’s currently projected annual interest rate and/or dividend on its leverage of 7.50%.

Assumed Portfolio Total Return (Net of Expenses)	(10	)%	(5	)%	0		%	5	%	10	%
Shares Total Return	(18.50	)%	(11.00	)%	(3.50	)%		4.00	%	11.50	%

The Shares total return is composed of two elements: the Share’s dividends and distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the return it receives on its investments is entirely offset by losses in the value of those investments.

Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses)	(10	)%	(5	)%	0		%	5	%	10	%
Shares Total Return	(18.50	)%	(11.00	)%	(3.50	)%		4.00	%	11.50	%

Return at Minus Ten [Percent]	(18.50%)
Return at Minus Five [Percent]	(11.00%)
Return at Zero [Percent]	(3.50%)
Return at Plus Five [Percent]	4.00%
Return at Plus Ten [Percent]	11.50%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND THE SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware on September 20, 2024. The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize separate classes of Shares of beneficial interest. The Trustees have authorized an unlimited number of Shares. The Fund does not intend to hold annual meetings of its shareholders.

The Fund currently offers four classes of Shares: Class A, Class C, Class I and Class S. The Fund began continuously offering its Class A, Class C, Class I and Class S on October 26, 2026. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each Share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses.” Certain Share

70

class details are set forth in “Plan of Distribution”. The following table shows the amounts of Fund shares that have been authorized and are outstanding as of October 26, 2026:

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Held by Fund or for its Account
Class A Shares	Unlimited	None	None
Class C Shares	Unlimited	None	None
Class I Shares	Unlimited	None	None
Class S Shares	Unlimited	None	None

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each Share of the Fund represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its Shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on Shares will be automatically reinvested for shareholders in additional Shares of the same class of the Fund. See “Dividend Reinvestment Plan.” The 1940 Act may limit the payment of dividends to the holders of Shares. Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The Shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the Shares. The Declaration of Trust provides that the Fund’s Shareholders are not liable for any liabilities of the Fund. Although Shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue Share certificates. However, upon written request to the Transfer Agent, a Share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each shareholder upon which the registration of Shares are recorded, and transfers, permitted only in rare circumstances, such as death, will be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a Shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Classes of Shares

The Fund currently offers Class A, Class C, Class I and Class S Shares. Other classes of Shares may be introduced upon approval by the Board of Trustees.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Held by Fund or for its Account
Class A Shares	Unlimited	None	None
Class C Shares	Unlimited	None	None
Class I Shares	Unlimited	None	None
Class S Shares	Unlimited	None	None

Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class I [Member] | Energy Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Energy Sector Risk

Securities prices for companies in the energy sector are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions, among other factors.

Class I [Member] | Oil and Gas Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Oil and Gas Volatility Risk

The Fund’s future performance depends on the amount of oil and gas production from the underlying properties and the prices received for such production. Oil and natural gas are commodities and, therefore, their prices are subject to wide fluctuations in response to relatively minor changes in supply and demand. In recent years, the markets for oil and natural gas have been volatile. These markets will likely continue to be volatile in the future. Further, oil prices and natural gas prices do not necessarily fluctuate in direct relation to each other. The Fund cannot predict future oil and gas prices and such prices may decline. The prices received for production, and the levels of production, will depend on numerous factors beyond the Fund’s control.

Class I [Member] | Well Productivity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Well Productivity Risk

Project areas on the properties underlying the Fund’s investments may be in various stages of development, ranging from project areas with current drilling or production activity to project areas that have limited drilling or production history. Drilling, testing and completing oil and gas wells involves a high risk of loss. A large number of wells result in dry holes, while others do not produce oil or gas in sufficient quantities to make them commercially profitable to complete and/or produce after completion. Many risks are involved that experience, knowledge, scientific information and careful evaluation cannot avoid. The drilling of dry holes on the properties underlying the Fund’s investments could materially and adversely affect the Fund’s revenue. Even if pre-completion testing and analysis indicate the presence of hydrocarbons in commercial quantities and completion of its wells are attempted, there can be no assurance that the wells will be successfully completed, that the wells will produce oil and/or gas in commercial quantities, or that the wells will produce revenue sufficient to recover the Fund’s investment and return a profit. Therefore, investors must be prepared to lose all of their investment, as there can be no assurance that drilling, testing and completion of wells will result in oil or gas production or that production, if obtained, will be profitable for the Fund. Additionally, oil and gas wells sometimes experience production decline that is rapid and irregular. Initial production from a well (if any) does not accurately indicate any consistent level of production to be derived therefrom.

Class I [Member] | Dependence on Infrastructure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Infrastructure Risk

Drilling wells in areas remote from marketing infrastructure may delay production from those wells until sufficient reserves are established to justify construction of necessary gathering lines, pipelines and production facilities, which in turn could delay revenue to the Fund under working interests, ORRIs or other mineral or royalty interests. While the prospects may be in areas of current or historical oil and/or gas production with existing infrastructure, delays may nevertheless occur in the sale of production. Local conditions including, but not limited to, pipeline operating pressures or capacity constraints, and development of local oversupply or deliverability problems could halt or reduce sales from underlying wells. Any of these delays in the production and sale of the oil and gas would reduce the Fund’s revenues, delay distributions to investors and otherwise materially and adversely affect the Fund’s profitability.

Class I [Member] | Oil and Gas Industry Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Oil and Gas Industry Competition Risk

The oil and natural gas industry is intensely competitive, and the operators of the underlying properties compete with other companies that may have greater resources. Many of these companies explore for and produce oil and natural gas, carry on midstream and refining operations, and market petroleum and other products on a regional, national or worldwide basis. In addition, these companies may have a greater ability to continue exploration activities during periods of low oil and natural gas market prices. The operators associated with the properties underlying the Fund’s Oil and Gas Interests may have larger competitors that may be able to absorb the burden of present and future federal, state, local and other laws and regulations more easily, which would adversely affect the operators’ competitive position.

Class I [Member] | Oil and Gas Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Oil and Gas Regulation Risk

The underlying operations associated with the Fund’s investments will be regulated extensively at the federal, state and local levels. Environmental and other governmental laws and regulations have increased the costs to plan, design, drill, install, operate and abandon oil and gas wells. In addition, failure to comply with these laws and regulations may result in the suspension or termination of the underlying operations and subject the operators to administrative, civil and criminal penalties. Some local municipalities have adopted or are considering adopting land use restrictions, such as city ordinances, that may restrict or prohibit the performance of well drilling in general and/or hydraulic fracturing in particular. There are also certain governmental reviews either underway or being proposed that focus on deep shale and other formation completion and production practices, including hydraulic fracturing. Depending on the outcome of these studies, federal and state legislatures and agencies may seek to further regulate such activities. Certain environmental and other groups have also suggested that additional federal, state and local laws and regulations may be needed to more closely regulate the hydraulic fracturing process. Part of the regulatory environment in which the underlying assets will operate includes, in some cases, legal requirements for obtaining environmental assessments, environmental impact studies and/or plans of development before beginning drilling and production activities. In addition, the operators’ activities are subject to regulations regarding conservation practices and protection of correlative rights. Further, the oil and gas regulatory environment could change in ways that might substantially increase the financial and managerial costs of compliance with these laws and regulations and, thus, reduce the Fund’s profitability.

Class I [Member] | Payment Terms Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment Terms Risk

In typical industry practice, an operator will deliver production to a purchaser for a period of up to 30 to 90 days before it receives payment. Thus, it is possible that the operator may not be paid for production that already has been delivered if the purchaser fails to pay for any reason, including bankruptcy. In such case, the operator would be a general unsecured creditor of the purchaser of its production. This ongoing credit risk also may delay or interrupt the sale of the underlying oil and gas or the operator’s negotiation of different terms and arrangements for selling its gas to other purchasers, which could materially and adversely affect the Fund’s profitability and its ability to make distributions to Shareholders.

Class I [Member] | Dependence on Downstream Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Downstream Facilities Risk

The amount of oil and natural gas that may be produced and sold from a well is subject to curtailment in certain circumstances, such as by reason of weather conditions, pipeline interruptions due to scheduled and unscheduled maintenance, failure of tendered oil and natural gas to meet quality specifications of gathering lines or downstream transporters, excessive line pressure which prevents delivery, physical damage to the gathering system or transportation system or lack of contracted capacity on such systems. The curtailments may vary from a few days to several months. In many cases, the operators of the underlying properties are provided limited notice, if any, as to when production will be curtailed and the duration of such curtailments. If the operators are forced to reduce production due to such a curtailment, the Fund’s revenues, and the amount of distributions to Shareholders, would similarly be reduced due to such reduction of production.

Class I [Member] | Operating Hazards Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operating Hazards Risk

The Fund’s investments will be subject to substantial operating risks, such as unusual or unexpected geologic formations, pressures, downhole fires, mechanical failures, blow-outs, cratering, explosions, pipe failure, uncontrollable flow of oil, gas or well fluids and pollution and other environmental risks. These hazards could result in substantial losses to an investment due to injury and loss of life, severe damage to and destruction of property and equipment, pollution and other environmental damage, suspension of operations and costs of remediation. Investment operations could result in liability for personal injuries, property damage, oil spills, discharge of hazardous materials, remediation and clean-up costs, and other environmental damages. A property underlying an Oil and Gas Interest could be liable for environmental damages caused by previous property owners. As a result, substantial liabilities to third parties or governmental entities may be incurred, the payments of which could have a material adverse effect on the Fund’s investments, and thus on the Fund. However, portfolio investments will not be able to fully insure against all risks associated with their business, either because such insurance is not available or because the cost of such insurance would be prohibitive.

Class I [Member] | Risks of Investing Through Oil and Gas Investment Vehicles [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing Through Oil and Gas Investment Vehicles

By investing in an Oil and Gas Investment Vehicle, the Fund is indirectly exposed to risks associated with the Oil and Gas Investment Vehicle’s investments in Oil and Gas Interests. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

•

The Fund may not have sole decision-making authority with respect to an Oil and Gas Investment Vehicle (except any wholly owned Oil and Gas Investment Vehicle) regarding certain major decisions affecting the ownership of the vehicle or assets of the vehicle, and a co-investor, joint venture partner or other investor in the Oil and Gas Investment Vehicle could take actions that decrease the value of an investment to the Fund and lower the Fund’s overall return;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals, including, for instance, the financing, management, operation, leasing or sale of the assets purchased by such Oil and Gas Investment Vehicle;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle that controls the management of the affairs of an Oil and Gas Investment Vehicle could become insolvent or bankrupt;

•

Fraud or other misconduct by a co-investor, joint venture partner or other investor that controls the management of the affairs of an Oil and Gas Investment Vehicle may have a materially adverse effect on the Fund’s investments;

•

Under certain arrangements, no party may have the power to control the Oil and Gas Investment Vehicle and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the Oil and Gas Investment Vehicle, which could adversely impact the operations and profitability of the vehicle and/or the amount and timing of distributions the Fund receives from such vehicle;

•	A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may be structured differently than the Fund for tax purposes and this could create conflicts of interest;

•

The Fund may rely upon a co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle to manage the day-to-day operations of the Oil and Gas Investment Vehicle, as well as to prepare financial information for the vehicle, and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;

•

A co-investor, joint venture partner or other investor managing an Oil and Gas Investment Vehicle may experience a change of control, which could result in new management of such co-investor, joint venture partner or other investor with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s interests, policies or objectives; and

•

The terms of an Oil and Gas Investment Vehicle could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity.

Any of the above might subject the Fund to liabilities and thus reduce its returns on investments through that Oil and Gas Investment Vehicle.

Class I [Member] | Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

The credit quality of securities held by the Fund can change rapidly in certain market environments, particularly during times of market volatility, and the default of a single holding could cause significant NAV deterioration. An issuer or guarantor of debt securities (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to make principal and/or interest payments when they are due or may otherwise default on other financial terms and/or go bankrupt. This is also sometimes described as “counterparty risk.”

Class I [Member] | Market Disruption, Health Crises, Terrorism and Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption, Health Crises, Terrorism and Geopolitical Risks

The Fund’s investments may be negatively affected by the broad investment environment in the oil and gas markets, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

Class I [Member] | Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. Moreover, if the Adviser fails to retain their key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer.

Class I [Member] | Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition Risk

Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. In acquiring its target assets, the Fund will compete with a variety of other institutional investors, including public and private funds, REITs, insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other financial institutions, many of which have greater resources than the Fund. The Fund may not be able to compete successfully for investments.

Class I [Member] | Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Leverage is a speculative investment technique that may expose the Fund to greater risks and increased costs. There is no assurance that a leveraging strategy would be successful. Leverage involves risks and special considerations for Shareholders including:

•	the likelihood of greater volatility of NAV of the Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the Shareholders;

•	the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;

•	the potential for an increase in operating costs, which may reduce the Fund’s total return; and

•	the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.

In addition to any borrowing utilized by the Fund, the Oil and Gas Investment Vehicles in which the Fund invests may utilize leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of the Oil and Gas Investment Vehicle will decrease. Additionally, any event which adversely affects the value of an investment by an Oil and Gas Investment Vehicle would be magnified to the extent such Oil and Gas Investment Vehicle utilizes leverage.

Class I [Member] | Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risk

The prices of equity securities, including common stocks and preferred securities, fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in Shareholder rights associated with such securities.

Class I [Member] | Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

Many of the Fund’s investments will be illiquid, including the Fund’s Oil and Gas Investment Vehicle investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid investments on acceptable terms, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. The Fund cannot predict whether it will be able to sell any investment for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The risks associated with illiquid investments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid investments.

Class I [Member] | Interval Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interval Fund Risk

The Fund is a closed-end management investment company that provides limited liquidity through a quarterly repurchase policy under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Declaration of Trust and the Fund’s repurchase policy. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of Shares tendered by a Shareholder in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire. See “Quarterly Repurchases of Shares.”

Class I [Member] | Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk

The Fund believes that repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may adversely impact the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Class I [Member] | Delay in Use of Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Delay in Use of Proceeds Risk

The Fund relies upon the Co-Adviser’s investment professionals to identify suitable investments. To the extent that Co-Adviser’s investment professionals face competing demands upon their time in instances when the Fund has capital ready for investment, the Fund may face delays in execution. The Fund could also suffer from delays in locating suitable investments as a result of the Fund’s reliance on the Adviser at times when its officers, employees, or agents are simultaneously seeking to locate suitable investments for other Lincoln or Cantor sponsored programs, some of which have investment objectives and employ investment strategies that are similar to those of the Fund. Further, it may be difficult for the Fund to invest the net offering proceeds promptly and on attractive terms. Delays the Fund encounters in the selection and origination of income-producing assets would likely limit the Fund’s ability to pay distributions to Shareholders and lower their overall returns. Similar concerns arise when there are prepayments, maturities or sales of the Fund’s investments.

The Fund’s ability to achieve its investment objective and to pay distributions depends upon the performance of the Adviser in the acquisition of the Fund’s investments. The more money the Fund raises in the offering of its Shares, the greater the Fund’s challenge will be to invest all of the net offering proceeds on attractive terms. Except for the Fund’s investment policy, Shareholders will have no opportunity to evaluate the economic merits or the terms of the Fund’s investments before making a decision to invest in the Fund. Shareholders must rely entirely on the management abilities of the Adviser. The Fund cannot assure Shareholders that the Adviser will be successful in obtaining suitable investments on financially attractive terms or that, if the Adviser makes investments on the Fund’s behalf, the Fund’s objective will be achieved.

Although the Fund currently intends to invest the proceeds from any sale of the Shares offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. If the Fund is unable to find suitable investments promptly or deploy capital in a timely or efficient manner, it may be forced to invest in cash, cash equivalents or other assets. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the oil and gas industry the Fund seeks to acquire. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. There can be no assurances as to how long it will take the Fund to invest the net proceeds from sales of Fund Shares. If the Fund would continue to be unsuccessful in locating suitable investments, the Fund may ultimately decide to liquidate.

This offering is being made on a “best efforts” basis, meaning that the Fund is only required to use its best efforts to sell the shares and has no firm commitment or obligation to purchase any shares in the offering. As a result, the amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create a diversified portfolio of investments. If the Fund is unable to raise substantial funds, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a Shareholder’s investment may be reduced in the event the Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, reducing the Fund’s net income and limiting its ability to make distributions.

Class I [Member] | Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

The Fund’s Oil and Gas Interest investments are fair valued by the Adviser in accordance with the procedures described under “Determination of Net Asset Value” below. Within the parameters of the Fund’s valuation procedures, the valuation methodologies used to value the Fund’s Oil and Gas Interest investments will involve subjective judgments and projections and may not be accurate. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not turn out to be correct. Valuations and appraisals of the Fund’s Oil and Gas Interest investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Adviser and the Fund’s independent third party valuation agents or pricing services. Valuations and appraisals of the Fund’s Oil and Gas Interest investments are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for the Adviser to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. A material change in an Oil and Gas Interest investment or a new appraisal of an Oil and Gas Interest investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per Share.

It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Oil and Gas Interest investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is evaluated, such that the Fund’s NAV may be appropriately updated in accordance with the Fund’s valuation guidelines.

Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Oil and Gas Interest investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies or an unanticipated structural or environmental event at a property may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. The Adviser will rely on the independent third party valuation agents’ or pricing services’ appraisals in determining the fair value of the Oil and Gas Interest investments. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Shares, the price the Fund paid to repurchase Shares or NAV-based fees the Fund paid to the Adviser to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Shares in this offering, and the price at which your Shares may be repurchased in a repurchase offer by the Fund, are based on NAV per Share, you may pay more than realizable value or receive less than realizable value for your investment if assets are mispriced. In addition, the participation of the Adviser’s personnel in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Adviser is based on the value of the Fund’s assets.

Class I [Member] | Business and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business and Regulatory Risks

Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund.

Class I [Member] | Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk

Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service. The Fund may also invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Class I [Member] | Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks

Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its income and net short-term gains in the form of deductible dividends.

The Fund intends to elect to be treated, and to qualify each year, as a “regulated investment company” (a “RIC”) under Subchapter M of the Code, so that it will generally not pay U.S. federal income tax on income and capital gains timely distributed (or treated as being distributed, as described below) to shareholders. To qualify as a RIC, at least 90% of the Fund’s gross income must be derived from (A) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (B) net income derived from an interest in a qualified publicly traded partnership.

Code § 851 does not contain a definition of “securities”. However, the section provides that terms not defined in the section have the meanings under the 1940 Act. Some of the intended investments of the Fund may not qualify as “securities” under the 1940 Act. The Fund has attempted to isolate those investments in a controlled Subsidiary. However, to satisfy the RIC diversification tests, the Offshore Subsidiary may not represent more than 25% of the value of the Fund at the end of any quarter (subject to some exceptions). If it is determined that the investments held directly by the Fund are not securities, or if the Offshore Subsidiary represents more than 25% of the value of the Fund at the end of a quarter, the Fund may lose its status as a RIC and be subject to corporate level taxation.

The Fund intends to treat any income it may derive from the investments received by the Offshore Subsidiary as “qualifying income” under the provisions of the Internal Revenue Code of 1986, as amended, applicable to RICs. The Internal Revenue Service had issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Offshore Subsidiary would be qualifying income, if (i) the income is distributed in the same year that it is required to be included in the income of the RIC or (ii) the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Offshore Subsidiary, the Fund intends to cause the Offshore Subsidiary to make distributions that would allow the Fund to make timely distributions to its Shareholders.

If the Fund qualifies as a regulated investment company and distributes to its shareholders at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if the Fund retains any investment company taxable income or “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss), it will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at the rate of 21%) on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), net tax-exempt interest, if any, and net capital gain. Under the Code, the Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of 98% of the Fund’s ordinary income (computed on a calendar year basis, and taking into account certain deferrals and elections), plus 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) plus undistributed amounts from prior years on which the Fund paid no federal income tax. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal circumstances, does not expect to be subject to this excise tax. However, the Fund may also decide to distribute less and pay the federal excise taxes. See “Federal Tax Matters.”

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in an Oil and Gas Interest that limit utilization of this cure period.

If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code, in which case the Fund would lose its status as a RIC. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.

The Fund intends to distribute at least 90% of its investment income and net short-term capital gains to shareholders in accordance with RIC requirements each year. See “Federal Tax Matters”. Investors will be required each year to pay applicable federal and state income taxes on their respective shares of the Fund’s taxable income. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.

Class I [Member] | Privately Placed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Privately Placed Securities Risk

The Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place a Fund’s assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

Class I [Member] | Reliance on Key Persons Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Key Persons Risk

The Fund relies on the services of certain executive officers who have relevant knowledge of Oil and Gas Interests and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Class I [Member] | Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk

The Fund will invest a substantial portion of its assets in the Crude Petroleum and Natural Gas Industry. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the Crude Petroleum and Natural Gas Industry than a fund that invests its assets in a more diversified manner. The Crude Petroleum and Natural Gas Industry includes companies that engage in operating oil and gas field properties. These companies may engage in activities such as the exploration for crude petroleum and natural gas; drilling, completing, and equipping wells; operation of separators, emulsion breakers, desilting equipment, and field gathering lines for crude petroleum; and all other activities in the preparation of oil and gas up to the point of shipment from the producing property. Companies in the Crude Petroleum and Natural Gas Industry also include the production of oil through the mining and extraction of oil from oil shale and oil sands and the production of gas and hydrocarbon liquids through gasification, liquid faction, and pyrolysis of coal at the mine site. In addition, the Crude Petroleum and Natural Gas Industry includes companies which have complete responsibility for operating oil and gas wells for others on a contract or fee basis.

Companies in the Crude Petroleum and Natural Gas Industry are affected by specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, Crude Petroleum and Natural Gas Industry companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves also may affect the profitability of companies operating within the Crude Petroleum and Natural Gas Industry.

Class I [Member] | Hedging Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Transactions Risk

Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

Class I [Member] | Fund Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fund Capitalization Risk

There is a risk that the Fund may not continue to raise capital sufficient to maintain profitability and meet its investment objective. An inability to continue to raise capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Class I [Member] | No Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History Risk

The Fund is a newly-organized, non-diversified, closed-end management investment company with no history of operations upon which prospective investors may evaluate the Fund’s past performance and potential future returns. While the senior investment professionals and other individuals employed by Lincoln have prior experience in Oil and Gas Interest investments, past performance with respect to such activities is not a guarantee of future results.

Class I [Member] | Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Diversification Risk

The Fund is a “non-diversified company” under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified company.” Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests.

Class I [Member] | Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk

The Fund is susceptible to operational and information security risks relating to technologies such as the Internet. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of the Fund to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting the Fund investments, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, banks, brokers, dealers, insurance companies and other financial institutions. In addition, substantial costs may be incurred in order to prevent cyber incidents in the future.

Class I [Member] | Temporary Defensive Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Defensive Strategies Risk

When the Adviser anticipate unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in cash or cash equivalents or accept lower current income from short-term investments rather than investing in high yielding long-term securities. In such a case, Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objectives.

Class I [Member] | Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk

The Adviser and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the joint venture partners of the Adviser each manage and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Adviser and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Adviser and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of the joint venture partners of the Adviser invest in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the joint venture partners of the Adviser or result in the Co-Adviser receiving material, non-public information, or the Adviser may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if one of the joint venture partners of the Adviser acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

Subject to applicable regulatory requirements, the portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Adviser which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Adviser and the its affiliates may provide more services to some types of funds and accounts than others.

The use of leverage by the Fund has the potential to increase the investment management fees payable to the Adviser, which may provide a financial incentive to the Adviser to use leverage or increase the amount of leverage used. The Fund’s use of leverage, therefore, may create a conflict of interest between the Adviser, on the one hand, and the Fund’s Shareholders, on the other hand.

The Fund and/or the Adviser (as applicable) have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the joint venture partners of Adviser are treated equitably; however, there is no guarantee that such policies and procedures will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the joint venture partners of the Adviser may manage or advise from time to time. As noted above, the Fund has sought exemptive relief to permit co-investments among the Fund and vehicles managed by Lincoln. Until such relief is granted, Lincoln intends, consistent with its fiduciary obligations, to allocate investment opportunities between the Fund and its other investment vehicles based on a stated rotation policy, which considers capacity and portfolio position of each investment vehicle. In the event that the co-investment exemptive relief is granted, co-investment opportunities will be allocated in a manner that is consistent with the conditions of such exemptive relief as applicable. For further information on potential conflicts of interest, see “Management of the Fund—Conflicts of Interest” in the SAI.

Class I [Member] | Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. If interest rates increase, such increases may result in a decline in the value of the fixed income or other investments held by the Fund that move inversely to interest rates. A decline in the value of such investments would result in a decline in the Fund’s NAV. Additionally, further changes in interest rates could result in additional volatility and could cause Fund Shareholders to tender their Shares for repurchase at its regularly scheduled repurchase intervals. The Fund may need to liquidate portfolio investments at disadvantageous prices in order to meet such repurchases. Further increases in interest rates could also cause dealers in fixed income securities to reduce their market making activity, thereby reducing liquidity in these markets. To the extent the Fund holds fixed income securities or other securities that behave similarly to fixed income securities, the longer the maturity dates are for such securities will result in a higher likelihood of a decrease in value during periods of rising interest rates.

Class A and C [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Class A	Class C
Maximum Sales Load (percentage of offering price)	5.75%	None
Contingent Deferred Sales Charge(1)	None	1.00%
(1)	Class C shareholders may be subject to a contingent deferred sales charge on shares repurchased during the first 365 days after their purchase.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Fund Operating Expenses (as a percentage of net assets attributable to Shares) (2)
Management Fees	2.25%	2.25%
Shareholder Servicing Fee	0.25%	0.25%
Distribution Fee(3))	None	0.75%
Other Expenses	2.25%	2.25%
Interest Payments on Borrowed Funds(4)	0.75%	0.75%
Asset Level Expenses(5)	0.50%	0.50%
Remaining Other Expenses(6)	1.00%	1.00%
Total Annual Fund Operating Expenses	4.75%	5.50%
Less Fee Waiver and/or Expense Limitation(7)	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses (After Fee Waiver)	4.50%	5.25%
(2)

Estimates are based on Fund net assets of $100,000,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of Shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount, net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will raise $100,000,000 in proceeds.

(3)

Class C shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C shares and is payable on a monthly basis. See “Plan of Distribution.”

(4)

The table assumes the Fund’s use of leverage in an amount equal to 10% of the Fund’s total assets (less all liabilities and indebtedness not represented by Investment Company Act leverage). The Fund’s actual interest costs associated with leverage may differ from the estimates above.

(5)

Estimated fees and expenses related to property management, disposition expenses, any other expenses related to investments in Oil and Gas Interests of the Fund’s Oil and Gas Investment Vehicles (including real estate and property taxes on properties held in the Fund’s Oil and Gas Investment Vehicles).

(6)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund. Other Expenses include professional fees, offering expenses, and other general and administrative expenses.
(7)

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the Expense Limitation Agreement) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including all organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, asset level expenses and extraordinary expenses), to the extent that they exceed 3.25% and 4.00% per annum of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively (the Expense Limitation) for an initial two-year period. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, provided that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect at least until October 15, 2028, unless and until the Board approves its modification or termination. Separately, the Adviser has also contractually agreed to waive 1.00% of its management fee for Class A and Class C shares until October 15, 2027 unless the Adviser and the Board approve its continuation under a Management Waiver Agreement. The Expense Limitation Agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. See “Management of the Fund.”

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example

The following example illustrates the expenses that you would pay on a $1,000 investment in the Fund’s Class A Shares and Class C Shares, respectively, assuming a 5% return and that annual expenses attributable to the Fund’s Class A Shares and Class C Shares, respectively (the example assumes the Fund’s Expense Limitation Agreement will remain in effect until October 15, 2028) remain unchanged. The example assumes that you invest $1,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example does not present actual expenses and should not be considered a representation of future expenses. Actual Fund expenses may be greater or less than those shown. The example assumes that the estimates costs on the expenses set forth in the Total Fund Annual Operating Expenses are accurate, that the Total Fund Annual Operating Expenses remain the same for all periods shown and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may be required to pay transaction and other fees on purchases of Class A Shares and Class C Shares, respectively, which are not reflected in the example.

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$100	$190	$286	$524
Class C	$52	$162	$274	$549

The following example illustrates the hypothetical expenses that you would pay on $1,000 investment assuming annual expenses attributable to shares remain unchanged, shares earn a 5% annual return (the Example assumes the Fund’s Expense Limitation Agreement will remain in effect for only two years), and you redeemed your shares in full at the end of such period.

Share Class	1 Year	3 Years	5 Years	10 Years
Class C*	$62	$162	$274	$549

*	If the Contingent Deferred Sales Charge applies. See “Contingent Deferred Sales Charge” under “Quarterly Repurchases of Shares.”

Purpose of Fee Table , Note [Text Block]	The following table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. More information about these expenses is available from your financial professional and in the “Plan of Distribution.”
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund. Other Expenses include professional fees, offering expenses, and other general and administrative expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

THE FUND’S INVESTMENTS

Investment Objective

The Fund’s investment objective is to seek to maximize risk-adjusted total return, with an emphasis on current income. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board of Trustees (the “Board”) without approval of the Fund’s shareholders (“Shareholders”). There can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful.

Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in energy-related assets located in the continental United States (collectively, “Oil and Gas Interests”). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund concentrates (i.e., invests 25% or more of its total assets) its investments in the Crude Petroleum and Natural Gas Industry.

Oil and Gas Interests include non-operated working interests, mineral interests, royalty interests, Overriding Royalty Interests (“ORRIs”), fee simple interests, state or federal mineral property rights and similar interests and will typically be located in well-established regions of the continental United States. The Fund also will seek to gain indirect exposure to Oil and Gas Interests by investing in publicly traded securities of issuers engaged in business activities related to Oil and Gas Interests (each, an “Oil and Gas Company”).

The Fund will typically gain direct exposure to its Oil and Gas Interests through Domestic Wholly-Owned Entities, Joint Venture Entities, Offshore Subsidiaries, or Co-Investment Entities (each as defined below and collectively, “Oil and Gas Investment Vehicles”).

•	“Domestic Wholly-Owned Entities” are wholly-owned subsidiaries of the Fund organized under the laws of the United States.

•

“Joint Venture Entities” are entities in which the Fund will co-invest solely alongside unaffiliated third-party investors. The Fund may own a majority or minority interest in any particular Joint Venture Entity.

•	“Offshore Subsidiaries” are wholly-owned subsidiaries of the Fund organized in the Cayman Islands or other non-U.S. jurisdiction.

•

“Co-Investment Entities” are entities in which the Fund will co-invest alongside affiliates of the Fund, including those of Cantor Fitzgerald Energy Advisors, LLC (the “Adviser”) which include Cantor Fitzgerald Investors, LLC (“CFI”) and LEH II Management LLC (“Lincoln”), subject to the terms and conditions of an exemptive order for which the Fund has submitted an application with the Securities and Exchange Commission (the “SEC”) (collectively, “Oil and Gas Investment Vehicles”). If granted by the SEC, the requested exemptive order would allow the Fund and/or the Co-Investment Entities to co-invest alongside certain entities affiliated with the Adviser. The Fund may own a majority or minority interest in any particular Co-Investment Entity.

These Oil and Gas Investment Vehicles are discussed in greater detail below under “Principal Portfolio Composition.”

Investment Philosophy and Process

Tailwinds in the Oil and Gas Industry

The Adviser believes that despite news headlines which suggest that the energy transition to full renewable power generation is imminent, oil and natural gas will remain key components of global energy production for years to come. These headlines have reduced long-term capital investment in traditional energy projects, resulting in attractive economics for the development of oil and gas wells. Additionally, demand for energy continues to be robust, driven by economic growth and industrial activity.

The Adviser believes that demand for U.S-produced natural gas is especially primed to benefit from sustained growth in key sectors. Demand for natural gas is propelled by its critical role in power generation, where it has captured significant market share, rising from 28% of U.S. electricity generation in 2014 to 42.5% in 2024, largely displacing coal, according to S&P Global Ratings. The surge in LNG exports further amplifies demand, with U.S. export capacity projected to nearly double from 14 Bcf/d in 2023 to 25 Bcf/d by 2028, driven by the construction of new Gulf Coast export facilities, as reported by the U.S. Energy Information Administration (EIA). Additionally, natural gas benefits from its perception as a cleaner energy source, emitting 50% less CO2 than coal and 30% less than oil when combusted, per the American Security Project, making it a preferred bridge fuel in the energy transition. These factors, combined with growing industrial demand and data center power needs, create a favorable environment for the Fund’s gas-focused investments.

Some of the tailwinds which the Adviser believes will enhance the attractiveness of investing in Oil and Gas Interests are as follows:

•

Strong Global Energy Demand – Global energy demand for oil and gas remains a fundamental driver for U.S. oil and gas investments. Despite the push for renewable energy, hydrocarbons continue to dominate the global energy mix, with oil and natural gas accounting for approximately 55% of global energy consumption in 2024, according to the International Energy Agency (IEA). OPEC’s official prediction for global oil demand, as outlined in its 2025 World Oil Outlook, projects steady growth for crude oil demand, driven primarily by developing countries, with long-term projections topping 123 million barrels per day by 2050 (an increase from 105 million barrels per day projected in 2025), with no peak in oil demand anticipated on the horizon. Natural gas’s growth outlook is even more robust, as the various agencies almost unanimously predict the growth in global consumption to increase 20% or more between 2025 and 2050, predominantly for power generation to fuel the needs of a growing global population and the rising energy needs of the AI and tech sectors. Other key drivers of hydrocarbon growth include:

○

Emerging Market Growth: Rapid industrialization in Asia (e.g., China, India) and Africa fuels demand for transportation fuels, LNG, and petrochemical feedstocks. For example, global LNG demand is expected to grow by 4% annually through 2030, per Shell’s LNG Outlook.

○	Petrochemical Demand: Rising global consumption of plastics and chemicals, derived from oil and gas, supports long-term demand, as alternatives like bio-based materials scale slowly.

○

Transition Pace Limitations: While renewables are growing, their ability to displace oil and gas in sectors like aviation, shipping, and heavy industry is limited in the near term due to technological and cost barriers.

•

U.S. as a Leading Producer – The U.S. has solidified its position as the world’s top oil and gas producer, with crude oil production averaging 13.2 million bpd and natural gas output at 105 billion cubic feet per day (Bcf/d) in 2024, per the EIA. The Permian Basin alone accounts for nearly 50% of U.S. oil production, with other key regions like the Eagle Ford, Bakken, and Marcellus contributing significantly. This dominance is driven by:

○

Technological Advancements: Innovations in hydraulic fracturing, horizontal drilling, and digital reservoir management have reduced breakeven costs to $40–$50 per barrel in prime basins, making U.S. production globally competitive even in moderate price environments.

○	Resource Abundance: The U.S. has vast proven reserves, with the Permian holding over 50 billion barrels of oil equivalent in technically recoverable resources, per the U.S. Geological Survey.

○

Private Land Advantage: Unlike many countries, U.S. oil and gas development benefits from private mineral rights ownership, which streamlines leasing and reduces bureaucratic delays compared to state-controlled systems.

•

Energy Security and Geopolitical Stability – Geopolitical disruptions, including ongoing tensions in the Middle East, sanctions on Russia, and instability in other oil-producing regions like Venezuela, have underscored the importance of U.S. oil and gas as a reliable, geopolitically stable supply source. Key factors include:

○

Reduced Global Supply Risks: U.S. production is insulated from OPEC+ production cuts or conflicts disrupting Middle Eastern or African supply. In 2024, U.S. exports of crude oil and LNG reached record highs, with 4.1 million bpd of crude and 14 Bcf/d of LNG, per EIA data, meeting demand from Europe and Asia.

○

Energy Independence: The U.S.’s near energy independence reduces reliance on volatile global markets, making domestic assets a safe haven for investors. This is particularly appealing amid sanctions on Russian energy and Houthi attacks disrupting Red Sea shipping routes in 2024–2025.

○

Allied Demand: Allies like Europe, facing gas supply constraints post-Russia-Ukraine conflict, have increased reliance on U.S. LNG, with exports to Europe doubling since 2021. This strengthens demand for U.S. gas assets.

Target Market Opportunity in Non-Operated Assets

The Adviser believes the Fund is strategically positioned to capitalize on the above tailwinds with access to non-operated oil and gas assets that may offer attractive risk-adjusted returns. In the experience of the Adviser, non-operated interests are often ignored by conventional financing channels and these assets, despite their significant potential, frequently struggle to secure the requisite capital due to their unique operational structure and perceived risks. The Adviser sees this market practice as an opportunity, as they have a diversified strategy which they expect can mitigate some of the risks that come along with the assets while unlocking the high return potential of an asset class that the Adviser believes is undercapitalized.

Non-operated oil and gas assets represent what the Adviser believes to be a distinct investment opportunity within the industry. Such assets allow investors to participate in energy production without assuming the operational responsibilities and risks associated with drilling and production. Non-operated oil and Gas Investment can offer significant advantages over operated interests for the Fund, including reduced operational and administrative responsibilities, lower capital and liability exposure, and greater flexibility in portfolio diversification. By avoiding the need to manage day-to-day operations, the Adviser can leverage the operators’ expertise, scale, and infrastructure while focusing on strategic investment decisions. Non-operated interests also provide predictable cost structures through joint interest billing, passive income potential, and access to multiple projects without the long-term commitments or risks associated with operating assets, making them an attractive option for increasing returns and minimizing operational burdens.

Deal Sourcing and Underwriting

The Adviser leverages the industry expertise and network of Cantor and Lincoln to identify what it believes are premium non-operated oil and gas assets. In its experience, these assets can provide access to proven reserves and established production infrastructure, reducing exploration risk and offering a more predictable revenue stream. Cantor and Lincoln believe that the longevity of its management team in the industry allows them to source assets in some of North America’s leading oil and natural gas resource plays. To help ensure access to valuable opportunities, Cantor and Lincoln maintain long-standing relationships with buyers and sellers of assets who are local to the basins in which they invest. The Adviser believes these relationships, along with its team’s rigorous due diligence process and data capabilities, will continue to provide the Fund with acquisition and development opportunities that they expect will result in significant incremental long-term value.

Deal sourcing typically comes from one of several avenues:

•	Independent contractors: Landmen or brokers who are calling individual mineral or leasehold owners with an offer to purchase or lease their acreage.

•

Operators: Smaller operators who do not have the capital required to participate in CAPEX requirements associated with their assets, or larger operators who have decided not to allocate any capital budget to non-operated projects.

•	Other non-operated investment groups: Smaller companies who have purchased an asset and are looking to find a partner to absorb a portion of the CAPEX obligations.

•	Broadly marketed deals: To a lesser extent, larger deals that are broadly marketed by a broker, advisor, or investment bank.

The Fund, guided by its Adviser, employs a meticulous and data-driven underwriting process to evaluate the high volume of non-operated working interest deals in oil and gas assets, ensuring disciplined investment decisions in a competitive market. Each deal undergoes a comprehensive discounted cash flow (DCF) analysis, where the Adviser assesses the acquisition cost, projected future development expenses, and anticipated revenue streams derived from estimated hydrocarbon production volumes and forward-looking oil and gas price curves. The Adviser leverages an extensive proprietary dataset, coupled with sophisticated, in-house-developed data visualization and analytics tools, to model asset performance with high precision, incorporating variables such as geological risks, operator efficiency, and market dynamics. This robust analytical framework allows the Adviser to rigorously compare risk-adjusted returns across opportunities, prioritizing investments in assets that deliver superior value while aligning with the Fund’s strategic objective of maximizing long-term returns with prudent risk management.

Portfolio Construction

When considering single assets or development projects to pursue, the Adviser is conscientious to construct a portfolio of non-operated working interest assets with a strategic focus on optimizing risk-adjusted returns. The Adviser pursues assets that deliver superior value through its rigorous DCF analysis, but these selections are made within the context of the overall portfolio to ensure balance and resilience.

Specifically, the Adviser targets a diversified mix of hydrocarbons—oil, natural gas, and natural gas liquids (NGLs)—to avoid overexposure to price volatility or demand shifts in any single commodity. Additionally, the Adviser limits concentration in any single basin or geographical region, such as the Permian, Eagle Ford, or Bakken, to reduce exposure to basin-specific risks, including midstream constraints, takeaway costs, and state-specific regulatory changes. Finally, the Adviser caps reliance on any single operator to mitigate risks tied to operator performance, financial stability, or operational inefficiencies. By adhering to these diversification principles, the Adviser builds a resilient portfolio that aligns with the Fund’s goal of maximizing long-term returns while effectively managing risk across its non-operated oil and gas investments.

Commodity Price Risk Management

In addition to managing risk by creating a portfolio that is diversified in the manners described above, the Adviser intends to hedge commodity price risk through the practice of hedging. The Fund, guided by its Adviser, employs a sophisticated hedging strategy to mitigate price volatility in oil and natural gas, utilizing over-the-counter (OTC) swaps and options to protect revenue streams from its non-operated working interests. The Adviser maintains hedging agreements with multiple reputable counterparties, ensuring diversified credit exposure and competitive terms. Targeting a significant portion of anticipated oil and natural gas production, the Adviser typically hedges volumes over a one- to three-year horizon, locking in prices through fixed-price swaps to provide cash flow certainty while selectively using options (e.g., collars or puts) to retain upside potential in rising markets. This disciplined approach, informed by market analysis and forward price curves, balances downside protection with flexibility, aligning with the Fund’s objective of delivering stable, risk-adjusted returns across its portfolio.

Principal Portfolio Composition

Oil and Gas Interests

The Oil and Gas Interests underlying the Oil and Gas Investment Vehicles generally fall into two categories:

•

Developed – The majority of the Fund’s assets are expected to be deployed in working interests, mineral rights and/or ORRIs which are producing at the time of acquisition by an Oil and Gas Investment Vehicle. Developed investments are expected to have a lower rate of return than near-term development assets, however they are viewed as subject to less pronounced risks and are predominantly associated with production risk.

•

Near-Term Development – A portion of the Fund’s asset are expected to be deployed in working interests in near-term development projects where the Fund will indirectly assume the risks of drilling and completing the wells prior to the start of construction. These assets are generally expected to have a higher rate of return on investment relative to the other categories but are also subject to additional risks.

All of the Oil and Gas Interests underlying the Oil and Gas Investment Vehicles will be “non-operated”, meaning that the Fund is not responsible for the development or management of the real property or drilling and extraction operations related to such interests. The Fund will not invest in any working Oil and Gas Interests directly.

The following provides addition details on the types of Oil and Gas Interests in which the Fund principally invests:

•

Non-Operated Working Interests – A working interest is the right to operate under a mineral interest or oil and gas lease. The working interest gives the owner the right to exploit the minerals on the land. A working interest is subject to all costs of exploration and development. A working interest owner in a lease can assign all or any part of their interest. When a working interest is “non-operated,” it refers to a share of ownership in a mineral interest or oil and gas lease where the holder does not have control over or responsibility for the day-to-day operations. The holder of a non-operated working interest has a financial stake in the development and production of the well but leaves operations decisions to the operator. A non-operated working interest owner typically shares in the costs and revenues proportionate to their ownership percentage. They are responsible for their share of exploration, drilling and production costs but have no direct control over how operations are conducted. The operator is responsible for overseeing the fieldwork and reporting to other interest holders. The terms of the relationship between a non-operated working interest holder and the operator are usually set forth in an operating agreement and/or dictated by state laws and regulations.

•

Mineral Interests – A mineral interest is the present ownership of the oil and gas in a particular place, which is typically considered an interest in real property. The primary characteristic of a mineral interest is the right to enter the land to explore, drill, produce and otherwise carry on mining activities. Mineral interests may be fractionalized and leased to others. Mineral interests are frequently severed from the surface rights of the real property. Mineral interests are frequently pooled and become subject to an operating interest whereby the owner’s interest becomes converted into a non-operated working interest.

•

Royalty Interests – A royalty interest generally refers to a lessor’s share in the production of oil and gas, free of the expenses of production. A royalty interest is personal property and concerns the proceeds from oil and gas leases, if and when there is production. The royalty interest, or portion thereof, is freely assignable. The royalty may be paid in kind or may be paid in money representing the holder’s proportionate share of production.

•

Overriding Royalty Interests – An ORRI is a fractional or percentage interest in the production of oil and gas, but without bearing any of the costs associated with drilling, development, or production. An ORRI is carved out of the lessee’s share of oil and gas. An ORRI is similar to a royalty interest reserved by the lessor, but instead it is created out of the lessee’s share of oil and gas (i.e., the party responsible for the operational costs) and is typically set as a percentage of the gross production. The duration of an ORRI is limited by the duration of the lease under which is created. Like a royalty interest, an ORRI is freely assignable.

The Fund will typically gain direct exposure to its Oil and Gas Interests through Domestic Wholly-Owned Entities, Joint Venture Entities, Offshore Subsidiaries, or Co-Investment Entities (each as defined below and collectively, “Oil and Gas Investment Vehicles”).

Domestic Wholly-Owned Entities

The Fund may invest in Oil and Gas Interests through one or more Domestic Wholly-Owned Entities formed by the Fund and organized in the United States. Unlike investments through Co-Investment Entities or Joint Venture Entities, the Fund will maintain complete control of the underlying Oil and Gas Interests held by the Domestic Wholly-Owned Entity and as a result, the Fund will bear all risks associated with the underlying Oil and Gas Interests. However, the Fund will have greater flexibility as to disposition of an Oil and Gas Interests investment or the development of the Oil and Gas Interests held by the Domestic Wholly-Owned Entity because the Fund will be in a position to exercise sole decision-making authority with respect to such underlying Oil and Gas Interests. Further, investments in Oil and Gas Interests made through a Domestic Wholly-Owned Entity will not be subject to the risk of bankruptcy of a third party or failure of such third party to fund any required capital contributions, or the risk of disputes between the Fund and its joint venture partners that could result in litigation or arbitration that would increase the Fund’s expenses.

Joint Venture Entities

The Fund may enter into joint ventures with third parties, including partnerships, co-tenancies and other co-ownership arrangements or participations with mortgage or investment banks, financial institutions, developers, owners, or other non-affiliated third parties for the purpose of owning or operating Oil and Gas Interests through Joint Venture Entities. In such event, the Fund would not be in a position to exercise sole decision-making authority regarding the underlying Oil and Gas Interests held by the Joint Venture Entity, and as a result the Fund may also be subject to the potential risk of impasses on decisions, such as a sale, because neither it nor its joint venture partners would have full control over the investments held by the Joint Venture Entity. Unlike investments in Wholly Owned Entities, investments in Joint Venture Entities may, under certain circumstances, involve risks related to the involvement of a third party, including the possibility that the Fund’s joint venture partners might become bankrupt or fail to fund their required capital contributions. As with a Co-Investment Entity, the Fund expects that the other unaffiliated third-party joint venture partners that will invest alongside the Fund in a Joint Venture Entity will generally be institutional investors such as public pension funds, corporate pension funds and qualified trusts forming part of an endowment or charitable foundation.

The Fund has not established safeguards it will apply to, or be required in, the Joint Venture Entities. Particular safeguards the Fund will require for investments in Joint Venture Entities will be determined on a case-by-case basis after the Adviser considers all facts they feel are relevant, such as the nature and attributes of the Fund’s other potential Joint Venture Entity partners, the proposed structure of the Joint Venture Entity, the nature of the operations, liabilities and assets the Joint Venture Entity may conduct or own, and the proportion of the size of the Fund’s interest when compared to the interests owned by other Joint Venture Entity parties. The Fund expects to consider specific safeguards to address potential consequences relating to: (i) the management of the joint venture, such as obtaining certain approval rights in joint ventures the Fund does not control or providing for procedures to address decisions in the event of an impasse if the Fund shares control of the joint venture; (ii) the Fund’s ability to exit a joint venture, such as requiring buy/sell rights, redemption rights or forced liquidation under certain circumstances; and (iii) the Fund’s ability to control transfers of interests held by other parties in the joint venture, such as requiring consent, right of first refusal or forced redemption rights in connection with transfer.

Offshore Subsidiaries

The Fund may invest in Oil and Gas Interests or interests in Oil and Gas Investment Vehicles through one or more Offshore Subsidiaries. The Fund may allocate up to 25% of its assets in the Offshore Subsidiaries, which have the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to Oil and Gas Interests in a manner consistent with the limitations and requirements of the Code that apply to the Fund, and which limit the amount of income the Fund may receive from certain sources. To the extent they are applicable to the investment activities of the Offshore Subsidiaries, the Offshore Subsidiaries will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Offshore Subsidiaries. Each of the Offshore Subsidiaries complies with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

The Adviser will act as the investment adviser to any Offshore Subsidiary pursuant to a separate investment advisory agreement with each such Offshore Subsidiary. Although the Offshore Subsidiaries are not expected to be registered under the Investment Company Act, the Adviser will comply with provisions of the Investment Company Act relating to investment advisory contracts with respect to the Offshore Subsidiaries. Offshore Subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund.

Co-Investment Entities

Instead of acquiring full ownership of Oil and Gas Interests through a Domestic Wholly-Owned Entity, the Fund may acquire partial interests by entering into co-investment agreements with affiliates of the Adviser. The Fund’s ownership percentage in the Co-Investment Entity will generally be pro rata to the amount of money the Fund applies to the origination or commitment amount for the underlying Oil and Gas Interests or purchase price (including financing, if applicable) and the acquisition or development expenses, if any, of the underlying Oil and Gas Interests, as applicable, owned by the Co-Investment Entity. The Fund’s ownership in the Co-Investment Entity may be passive in nature, and the Fund may have a greater economic interest but less control rights in the Co-Investment Entity than the affiliate in which the Fund will co-invest alongside.

The Fund’s investments in Oil and Gas Interests through the securities of a Co-Investment Entity with its affiliates is subject to the terms and conditions of an exemptive order for which the Fund has submitted an application with the SEC. If granted by the SEC, the requested exemptive order would allow the Fund and/or the Co-Investment Entities to co-invest alongside certain entities affiliated with the Adviser. However, there can be no assurance that the Fund and the Adviser will be able to obtain such exemptive relief or, if obtained, be able to rely on such exemptive relief for certain potential transaction structures. The exemptive order from the SEC, if granted, will include extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund may incur losses in the event that the Fund will not be able to fully comply (or will be deemed not to be in compliance) with these extensive conditions. If granted exemptive relief, the Fund will adopt procedures reasonably designed to ensure compliance with the exemptive order and the Board will oversee risk relative to such compliance. If the Fund and its affiliates are granted exemptive relief, certain unaffiliated third parties may also be able to invest in the Co-Investment Entity on terms that may vary from those of the Fund or its affiliates. The Fund expects that any unaffiliated third parties that will invest alongside the Fund in a Co-Investment Entity will generally be institutional investors such as public pension funds, corporate pension funds and qualified trusts forming part of an endowment or charitable foundation. Co-investments made by the Fund may result in certain conflicts of interest.

If the Fund does not obtain an exemptive order from the SEC, the Fund and/or the Co-Investment Entities may co-invest alongside such affiliates only in accordance with existing regulatory guidance and the allocation policies of the Adviser and its affiliates, which provides only limited relief for such co-investment transactions and which will limit the Fund’s ability to execute its investment strategies. For example, the Fund and/or the Co-Investment Entities may co-invest with such affiliates consistent with guidance promulgated under the no-action position of the SEC staff set forth in Mass Mutual Life Ins. Co. (SEC No-Action Letter, June 7, 2000), on which similarly situated funds like the Fund may rely in order to co-invest so long as certain conditions are met, including that the Adviser, acting on behalf of the Fund and on behalf of their other clients, negotiates no term other than price.

Oil and Gas Companies

When investing in Oil and Gas Companies, the Adviser will: (i) seek to construct the portfolio with securities that it believes will benefit from growing global energy demand and economic growth; (ii)

seek to position the Fund in securities of issuers operating in the energy industry, including upstream exploration and production companies, midstream transport and storage operators, and downstream refiners; and (iii) seek to capitalize on recent and ongoing global macroeconomic, geopolitical, and energy market trends. The securities in the Fund are expected to be denominated primarily in U.S. dollars but may have international exposures in terms of geographies, currencies as well as customers and supply chains. The allocation of the Fund invested in public securities is based on qualitative and quantitative fundamental analysis of macroeconomic conditions, including commodity price dynamics, inflation, market conditions, historical performance, relative valuations and volatility, political and regulatory developments, and other relevant factors, as well as fundamental analysis of each potential investment. The Adviser may invest in publicly traded energy companies, including refiners and upstream producers, that offer differentiated exposure to the energy sector and may help mitigate the impact of commodity price volatility on the Fund’s private portfolio assets.

The Fund generally relies on the Global Industry Classification Standard (“GICS”) published by Standard & Poor’s (“S&P”), as it may be amended from time to time, in determining whether an issuer is an Oil and Gas Company. S&P classifies companies quantitatively and qualitatively. Each company is assigned a single GICS classification according to its principal business activity. S&P uses revenues as a key factor in determining a firm’s principal business activity. Earnings and market, however, are also recognized as important and relevant information for classification purposes.

In deciding which publicly traded equity and equity-related securities to buy, the Adviser employs a combination of quantitative and qualitative analyses that seeks to identify high quality, reasonably valued companies within the Energy sector. As part of its assessment, the investment team considers cash flow generation, balance sheet strength, earning quality, valuation relative to industry peers, and other factors deemed relevant by the Adviser. The degree of liquidity of each security considered for purchase also is considered by the Adviser.

The Fund’s investments in Oil and Gas Companies also may include equity and equity-related securities, including common stocks and exchange traded funds. The Fund also may invest in income-producing securities, which may include corporate bonds and asset-backed securities. Such securities may be rated at any level by nationally recognized statistical rating organizations, or they may be unrated.

During temporary defensive periods, the Fund may deviate from its investment policies and objective. During such periods, the Fund may invest up to 100% of its total assets in cash or cash equivalents, including short- or intermediate-term U.S. Treasury securities, as well as other short-term investments, including high quality, short-term debt securities. There can be no assurance that such techniques will be successful. Accordingly, during such periods, the Fund may not achieve its investment objective. For a further description of these temporary investments, see the SAI under “Investment Policies and Techniques—Portfolio Composition.”

Unless otherwise specified, the investment policies and limitations of the Fund are not considered to be fundamental by the Fund and can be changed without a vote of the Shareholders. Certain investment restrictions specifically identified as such in the Statement of Additional Information (the “SAI”) are considered fundamental and may not be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund, as defined in the Investment Company Act, which includes Shares and shares of preferred stock of the Fund (“Preferred Shares”), if any, voting together as a single class, and the holders of the outstanding Preferred Shares voting as a single class. As defined in the Investment Company Act, when used with respect to particular shares of the Fund, a “majority of the outstanding voting securities” means: (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy; or (ii) more than 50% of the shares, whichever is less.

Additional Information Regarding Investment Strategies

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Adviser and the Fund’s portfolio managers are subjective.

Risk Factors [Table Text Block]

RISKS

Risk is inherent in all investing. The following discussion summarizes the principal risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see “Additional Information About the Fund’s Investments and Investment Risks” in the SAI.

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends, distributions or interest payments, as applicable.

Energy Sector Risk

Securities prices for companies in the energy sector are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions, among other factors.

Oil and Gas Volatility Risk

The Fund’s future performance depends on the amount of oil and gas production from the underlying properties and the prices received for such production. Oil and natural gas are commodities and, therefore, their prices are subject to wide fluctuations in response to relatively minor changes in supply and demand. In recent years, the markets for oil and natural gas have been volatile. These markets will likely continue to be volatile in the future. Further, oil prices and natural gas prices do not necessarily fluctuate in direct relation to each other. The Fund cannot predict future oil and gas prices and such prices may decline. The prices received for production, and the levels of production, will depend on numerous factors beyond the Fund’s control.

Well Productivity Risk

Project areas on the properties underlying the Fund’s investments may be in various stages of development, ranging from project areas with current drilling or production activity to project areas that have limited drilling or production history. Drilling, testing and completing oil and gas wells involves a high risk of loss. A large number of wells result in dry holes, while others do not produce oil or gas in sufficient quantities to make them commercially profitable to complete and/or produce after completion. Many risks are involved that experience, knowledge, scientific information and careful evaluation cannot avoid. The drilling of dry holes on the properties underlying the Fund’s investments could materially and adversely affect the Fund’s revenue. Even if pre-completion testing and analysis indicate the presence of hydrocarbons in commercial quantities and completion of its wells are attempted, there can be no assurance that the wells will be successfully completed, that the wells will produce oil and/or gas in commercial quantities, or that the wells will produce revenue sufficient to recover the Fund’s investment and return a profit. Therefore, investors must be prepared to lose all of their investment, as there can be no assurance that drilling, testing and completion of wells will result in oil or gas production or that production, if obtained, will be profitable for the Fund. Additionally, oil and gas wells sometimes experience production decline that is rapid and irregular. Initial production from a well (if any) does not accurately indicate any consistent level of production to be derived therefrom.

Dependence on Infrastructure Risk

Drilling wells in areas remote from marketing infrastructure may delay production from those wells until sufficient reserves are established to justify construction of necessary gathering lines, pipelines and production facilities, which in turn could delay revenue to the Fund under working interests, ORRIs or other mineral or royalty interests. While the prospects may be in areas of current or historical oil and/or gas production with existing infrastructure, delays may nevertheless occur in the sale of production. Local conditions including, but not limited to, pipeline operating pressures or capacity constraints, and development of local oversupply or deliverability problems could halt or reduce sales from underlying wells. Any of these delays in the production and sale of the oil and gas would reduce the Fund’s revenues, delay distributions to investors and otherwise materially and adversely affect the Fund’s profitability.

Oil and Gas Industry Competition Risk

The oil and natural gas industry is intensely competitive, and the operators of the underlying properties compete with other companies that may have greater resources. Many of these companies explore for and produce oil and natural gas, carry on midstream and refining operations, and market petroleum and other products on a regional, national or worldwide basis. In addition, these companies may have a greater ability to continue exploration activities during periods of low oil and natural gas market prices. The operators associated with the properties underlying the Fund’s Oil and Gas Interests may have larger competitors that may be able to absorb the burden of present and future federal, state, local and other laws and regulations more easily, which would adversely affect the operators’ competitive position.

Oil and Gas Regulation Risk

The underlying operations associated with the Fund’s investments will be regulated extensively at the federal, state and local levels. Environmental and other governmental laws and regulations have increased the costs to plan, design, drill, install, operate and abandon oil and gas wells. In addition, failure to comply with these laws and regulations may result in the suspension or termination of the underlying operations and subject the operators to administrative, civil and criminal penalties. Some local municipalities have adopted or are considering adopting land use restrictions, such as city ordinances, that may restrict or prohibit the performance of well drilling in general and/or hydraulic fracturing in particular. There are also certain governmental reviews either underway or being proposed that focus on deep shale and other formation completion and production practices, including hydraulic fracturing. Depending on the outcome of these studies, federal and state legislatures and agencies may seek to further regulate such activities. Certain environmental and other groups have also suggested that additional federal, state and local laws and regulations may be needed to more closely regulate the hydraulic fracturing process. Part of the regulatory environment in which the underlying assets will operate includes, in some cases, legal requirements for obtaining environmental assessments, environmental impact studies and/or plans of development before beginning drilling and production activities. In addition, the operators’ activities are subject to regulations regarding conservation practices and protection of correlative rights. Further, the oil and gas regulatory environment could change in ways that might substantially increase the financial and managerial costs of compliance with these laws and regulations and, thus, reduce the Fund’s profitability.

Payment Terms Risk

In typical industry practice, an operator will deliver production to a purchaser for a period of up to 30 to 90 days before it receives payment. Thus, it is possible that the operator may not be paid for production that already has been delivered if the purchaser fails to pay for any reason, including bankruptcy. In such case, the operator would be a general unsecured creditor of the purchaser of its production. This ongoing credit risk also may delay or interrupt the sale of the underlying oil and gas or the operator’s negotiation of different terms and arrangements for selling its gas to other purchasers, which could materially and adversely affect the Fund’s profitability and its ability to make distributions to Shareholders.

Dependence on Downstream Facilities Risk

The amount of oil and natural gas that may be produced and sold from a well is subject to curtailment in certain circumstances, such as by reason of weather conditions, pipeline interruptions due to scheduled and unscheduled maintenance, failure of tendered oil and natural gas to meet quality specifications of gathering lines or downstream transporters, excessive line pressure which prevents delivery, physical damage to the gathering system or transportation system or lack of contracted capacity on such systems. The curtailments may vary from a few days to several months. In many cases, the operators of the underlying properties are provided limited notice, if any, as to when production will be curtailed and the duration of such curtailments. If the operators are forced to reduce production due to such a curtailment, the Fund’s revenues, and the amount of distributions to Shareholders, would similarly be reduced due to such reduction of production.

Operating Hazards Risk

The Fund’s investments will be subject to substantial operating risks, such as unusual or unexpected geologic formations, pressures, downhole fires, mechanical failures, blow-outs, cratering, explosions, pipe failure, uncontrollable flow of oil, gas or well fluids and pollution and other environmental risks. These hazards could result in substantial losses to an investment due to injury and loss of life, severe damage to and destruction of property and equipment, pollution and other environmental damage, suspension of operations and costs of remediation. Investment operations could result in liability for personal injuries, property damage, oil spills, discharge of hazardous materials, remediation and clean-up costs, and other environmental damages. A property underlying an Oil and Gas Interest could be liable for environmental damages caused by previous property owners. As a result, substantial liabilities to third parties or governmental entities may be incurred, the payments of which could have a material adverse effect on the Fund’s investments, and thus on the Fund. However, portfolio investments will not be able to fully insure against all risks associated with their business, either because such insurance is not available or because the cost of such insurance would be prohibitive.

Risks of Investing Through Oil and Gas Investment Vehicles

By investing in an Oil and Gas Investment Vehicle, the Fund is indirectly exposed to risks associated with the Oil and Gas Investment Vehicle’s investments in Oil and Gas Interests. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

•

The Fund may not have sole decision-making authority with respect to an Oil and Gas Investment Vehicle (except any wholly owned Oil and Gas Investment Vehicle) regarding certain major decisions affecting the ownership of the vehicle or assets of the vehicle, and a co-investor, joint venture partner or other investor in the Oil and Gas Investment Vehicle could take actions that decrease the value of an investment to the Fund and lower the Fund’s overall return;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals, including, for instance, the financing, management, operation, leasing or sale of the assets purchased by such Oil and Gas Investment Vehicle;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle that controls the management of the affairs of an Oil and Gas Investment Vehicle could become insolvent or bankrupt;

•

Fraud or other misconduct by a co-investor, joint venture partner or other investor that controls the management of the affairs of an Oil and Gas Investment Vehicle may have a materially adverse effect on the Fund’s investments;

•

Under certain arrangements, no party may have the power to control the Oil and Gas Investment Vehicle and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the Oil and Gas Investment Vehicle, which could adversely impact the operations and profitability of the vehicle and/or the amount and timing of distributions the Fund receives from such vehicle;

•	A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may be structured differently than the Fund for tax purposes and this could create conflicts of interest;

•

The Fund may rely upon a co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle to manage the day-to-day operations of the Oil and Gas Investment Vehicle, as well as to prepare financial information for the vehicle, and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;

•

A co-investor, joint venture partner or other investor managing an Oil and Gas Investment Vehicle may experience a change of control, which could result in new management of such co-investor, joint venture partner or other investor with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s interests, policies or objectives; and

•

The terms of an Oil and Gas Investment Vehicle could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity.

Any of the above might subject the Fund to liabilities and thus reduce its returns on investments through that Oil and Gas Investment Vehicle.

Credit Risk

The credit quality of securities held by the Fund can change rapidly in certain market environments, particularly during times of market volatility, and the default of a single holding could cause significant NAV deterioration. An issuer or guarantor of debt securities (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to make principal and/or interest payments when they are due or may otherwise default on other financial terms and/or go bankrupt. This is also sometimes described as “counterparty risk.”

Market Disruption, Health Crises, Terrorism and Geopolitical Risks

The Fund’s investments may be negatively affected by the broad investment environment in the oil and gas markets, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. Moreover, if the Adviser fails to retain their key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer.

Competition Risk

Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. In acquiring its target assets, the Fund will compete with a variety of other institutional investors, including public and private funds, REITs, insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other financial institutions, many of which have greater resources than the Fund. The Fund may not be able to compete successfully for investments.

Leverage Risk

Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Leverage is a speculative investment technique that may expose the Fund to greater risks and increased costs. There is no assurance that a leveraging strategy would be successful. Leverage involves risks and special considerations for Shareholders including:

•	the likelihood of greater volatility of NAV of the Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the Shareholders;

•	the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;

•	the potential for an increase in operating costs, which may reduce the Fund’s total return; and

•	the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.

In addition to any borrowing utilized by the Fund, the Oil and Gas Investment Vehicles in which the Fund invests may utilize leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of the Oil and Gas Investment Vehicle will decrease. Additionally, any event which adversely affects the value of an investment by an Oil and Gas Investment Vehicle would be magnified to the extent such Oil and Gas Investment Vehicle utilizes leverage.

Equity Securities Risk

The prices of equity securities, including common stocks and preferred securities, fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in Shareholder rights associated with such securities.

Liquidity Risk

Many of the Fund’s investments will be illiquid, including the Fund’s Oil and Gas Investment Vehicle investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid investments on acceptable terms, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. The Fund cannot predict whether it will be able to sell any investment for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The risks associated with illiquid investments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid investments.

Interval Fund Risk

The Fund is a closed-end management investment company that provides limited liquidity through a quarterly repurchase policy under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Declaration of Trust and the Fund’s repurchase policy. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of Shares tendered by a Shareholder in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire. See “Quarterly Repurchases of Shares.”

Repurchase Offers Risk

The Fund believes that repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may adversely impact the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Delay in Use of Proceeds Risk

The Fund relies upon the Co-Adviser’s investment professionals to identify suitable investments. To the extent that Co-Adviser’s investment professionals face competing demands upon their time in instances when the Fund has capital ready for investment, the Fund may face delays in execution. The Fund could also suffer from delays in locating suitable investments as a result of the Fund’s reliance on the

Adviser at times when its officers, employees, or agents are simultaneously seeking to locate suitable investments for other Lincoln or Cantor sponsored programs, some of which have investment objectives and employ investment strategies that are similar to those of the Fund. Further, it may be difficult for the Fund to invest the net offering proceeds promptly and on attractive terms. Delays the Fund encounters in the selection and origination of income-producing assets would likely limit the Fund’s ability to pay distributions to Shareholders and lower their overall returns. Similar concerns arise when there are prepayments, maturities or sales of the Fund’s investments.

The Fund’s ability to achieve its investment objective and to pay distributions depends upon the performance of the Adviser in the acquisition of the Fund’s investments. The more money the Fund raises in the offering of its Shares, the greater the Fund’s challenge will be to invest all of the net offering proceeds on attractive terms. Except for the Fund’s investment policy, Shareholders will have no opportunity to evaluate the economic merits or the terms of the Fund’s investments before making a decision to invest in the Fund. Shareholders must rely entirely on the management abilities of the Adviser. The Fund cannot assure Shareholders that the Adviser will be successful in obtaining suitable investments on financially attractive terms or that, if the Adviser makes investments on the Fund’s behalf, the Fund’s objective will be achieved.

Although the Fund currently intends to invest the proceeds from any sale of the Shares offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. If the Fund is unable to find suitable investments promptly or deploy capital in a timely or efficient manner, it may be forced to invest in cash, cash equivalents or other assets. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the oil and gas industry the Fund seeks to acquire. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. There can be no assurances as to how long it will take the Fund to invest the net proceeds from sales of Fund Shares. If the Fund would continue to be unsuccessful in locating suitable investments, the Fund may ultimately decide to liquidate.

This offering is being made on a “best efforts” basis, meaning that the Fund is only required to use its best efforts to sell the shares and has no firm commitment or obligation to purchase any shares in the offering. As a result, the amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create a diversified portfolio of investments. If the Fund is unable to raise substantial funds, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a Shareholder’s investment may be reduced in the event the Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, reducing the Fund’s net income and limiting its ability to make distributions.

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

The Fund’s Oil and Gas Interest investments are fair valued by the Adviser in accordance with the procedures described under “Determination of Net Asset Value” below. Within the parameters of the Fund’s valuation procedures, the valuation methodologies used to value the Fund’s Oil and Gas Interest investments will involve subjective judgments and projections and may not be accurate. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not turn out to be correct. Valuations and appraisals of the Fund’s Oil and Gas Interest investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Adviser and the Fund’s independent third party valuation agents or pricing services. Valuations and appraisals of the Fund’s Oil and Gas Interest investments are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for the Adviser to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. A material change in an Oil and Gas Interest investment or a new appraisal of an Oil and Gas Interest investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per Share.

It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Oil and Gas Interest investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is evaluated, such that the Fund’s NAV may be appropriately updated in accordance with the Fund’s valuation guidelines.

Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Oil and Gas Interest investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies or an unanticipated structural or environmental event at a property may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. The Adviser will rely on the independent third party valuation agents’ or pricing services’ appraisals in determining the fair value of the Oil and Gas Interest investments. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Shares, the price the Fund paid to repurchase Shares or NAV-based fees the Fund paid to the Adviser to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Shares in this offering, and the price at which your Shares may be repurchased in a repurchase offer by the Fund, are based on NAV per Share, you may pay more than realizable value or receive less than realizable value for your investment if assets are mispriced. In addition, the participation of the Adviser’s personnel in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Adviser is based on the value of the Fund’s assets.

Interest Rate Risk

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. If interest rates increase, such increases may result in a decline in the value of the fixed income or other investments held by the Fund that move inversely to interest rates. A decline in the value of such investments would result in a decline in the Fund’s NAV. Additionally, further changes in interest rates could result in additional volatility and could cause Fund Shareholders to tender their Shares for repurchase at its regularly scheduled repurchase intervals. The Fund may need to liquidate portfolio investments at disadvantageous prices in order to meet such repurchases. Further increases in interest rates could also cause dealers in fixed income securities to reduce their market making activity, thereby reducing liquidity in these markets. To the extent the Fund holds fixed income securities or other securities that behave similarly to fixed income securities, the longer the maturity dates are for such securities will result in a higher likelihood of a decrease in value during periods of rising interest rates.

Business and Regulatory Risks

Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund.

Issuer Risk

Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service. The Fund may also invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Tax Risks

Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its income and net short-term gains in the form of deductible dividends.

The Fund intends to elect to be treated, and to qualify each year, as a “regulated investment company” (a “RIC”) under Subchapter M of the Code, so that it will generally not pay U.S. federal income tax on income and capital gains timely distributed (or treated as being distributed, as described below) to shareholders. To qualify as a RIC, at least 90% of the Fund’s gross income must be derived from (A) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (B) net income derived from an interest in a qualified publicly traded partnership.

Code § 851 does not contain a definition of “securities”. However, the section provides that terms not defined in the section have the meanings under the 1940 Act. Some of the intended investments of the Fund may not qualify as “securities” under the 1940 Act. The Fund has attempted to isolate those investments in a controlled Subsidiary. However, to satisfy the RIC diversification tests, the Offshore Subsidiary may not represent more than 25% of the value of the Fund at the end of any quarter (subject to some exceptions). If it is determined that the investments held directly by the Fund are not securities, or if the Offshore Subsidiary represents more than 25% of the value of the Fund at the end of a quarter, the Fund may lose its status as a RIC and be subject to corporate level taxation.

The Fund intends to treat any income it may derive from the investments received by the Offshore Subsidiary as “qualifying income” under the provisions of the Internal Revenue Code of 1986, as amended, applicable to RICs. The Internal Revenue Service had issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Offshore Subsidiary would be qualifying income, if (i) the income is distributed in the same year that it is required to be included in the income of the RIC or (ii) the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Offshore Subsidiary, the Fund intends to cause the Offshore Subsidiary to make distributions that would allow the Fund to make timely distributions to its Shareholders.

If the Fund qualifies as a regulated investment company and distributes to its shareholders at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if the Fund retains any investment company taxable income or “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss), it will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at the rate of 21%) on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), net tax-exempt interest, if any, and net capital gain. Under the Code, the Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of 98% of the Fund’s ordinary income (computed on a calendar year basis, and taking into account certain deferrals and elections), plus 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) plus undistributed amounts from prior years on which the Fund paid no federal income tax. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal circumstances, does not expect to be subject to this excise tax. However, the Fund may also decide to distribute less and pay the federal excise taxes. See “Federal Tax Matters.”

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in an Oil and Gas Interest that limit utilization of this cure period.

If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code, in which case the Fund would lose its status as a RIC. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.

The Fund intends to distribute at least 90% of its investment income and net short-term capital gains to shareholders in accordance with RIC requirements each year. See “Federal Tax Matters”. Investors will be required each year to pay applicable federal and state income taxes on their respective shares of the Fund’s taxable income. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.

Privately Placed Securities Risk

The Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place a Fund’s assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

Reliance on Key Persons Risk

The Fund relies on the services of certain executive officers who have relevant knowledge of Oil and Gas Interests and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Concentration Risk

The Fund will invest a substantial portion of its assets in the Crude Petroleum and Natural Gas Industry. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the Crude Petroleum and Natural Gas Industry than a fund that invests its assets in a more diversified manner. The Crude Petroleum and Natural Gas Industry includes companies that engage in operating oil and gas field properties. These companies may engage in activities such as the exploration for crude petroleum and natural gas; drilling, completing, and equipping wells; operation of separators, emulsion breakers, desilting equipment, and field gathering lines for crude petroleum; and all other activities in the preparation of oil and gas up to the point of shipment from the producing property.

Companies in the Crude Petroleum and Natural Gas Industry also include the production of oil through the mining and extraction of oil from oil shale and oil sands and the production of gas and hydrocarbon liquids through gasification, liquid faction, and pyrolysis of coal at the mine site. In addition, the Crude Petroleum and Natural Gas Industry includes companies which have complete responsibility for operating oil and gas wells for others on a contract or fee basis.

Companies in the Crude Petroleum and Natural Gas Industry are affected by specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, Crude Petroleum and Natural Gas Industry companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves also may affect the profitability of companies operating within the Crude Petroleum and Natural Gas Industry.

Hedging Transactions Risk

Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

Fund Capitalization Risk

There is a risk that the Fund may not continue to raise capital sufficient to maintain profitability and meet its investment objective. An inability to continue to raise capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

No Operating History Risk

The Fund is a newly-organized, non-diversified, closed-end management investment company with no history of operations upon which prospective investors may evaluate the Fund’s past performance and potential future returns. While the senior investment professionals and other individuals employed by Lincoln have prior experience in Oil and Gas Interest investments, past performance with respect to such activities is not a guarantee of future results.

Diversification Risk

The Fund is a “non-diversified company” under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified company.” Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests.

Cybersecurity Risk

The Fund is susceptible to operational and information security risks relating to technologies such as the Internet. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of the Fund to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting the Fund investments, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, banks, brokers, dealers, insurance companies and other financial institutions. In addition, substantial costs may be incurred in order to prevent cyber incidents in the future.

Temporary Defensive Strategies Risk

When the Adviser anticipate unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in cash or cash equivalents or accept lower current income from short-term investments rather than investing in high yielding long-term securities. In such a case, Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objectives.

Potential Conflicts of Interest Risk

The Adviser and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the joint venture partners of the Adviser each manage and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Adviser and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Adviser and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of the joint venture partners of the Adviser invest in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the joint venture partners of the Adviser or result in the Co-Adviser receiving material, non-public information, or the Adviser may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if one of the joint venture partners of the Adviser acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

Subject to applicable regulatory requirements, the portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Adviser which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Adviser and the its affiliates may provide more services to some types of funds and accounts than others.

The use of leverage by the Fund has the potential to increase the investment management fees payable to the Adviser, which may provide a financial incentive to the Adviser to use leverage or increase the amount of leverage used. The Fund’s use of leverage, therefore, may create a conflict of interest between the Adviser, on the one hand, and the Fund’s Shareholders, on the other hand.

The Fund and/or the Adviser (as applicable) have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the joint venture partners of Adviser are treated equitably; however, there is no guarantee that such policies and procedures will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the joint venture partners of the Adviser may manage or advise from time to time. As noted above, the Fund has sought exemptive relief to permit co-investments among the Fund and vehicles managed by Lincoln. Until such relief is granted, Lincoln intends, consistent with its fiduciary obligations, to allocate investment opportunities between the Fund and its other investment vehicles based on a stated rotation policy, which considers capacity and portfolio position of each investment vehicle. In the event that the co-investment exemptive relief is granted, co-investment opportunities will be allocated in a manner that is consistent with the conditions of such exemptive relief as applicable. For further information on potential conflicts of interest, see “Management of the Fund—Conflicts of Interest” in the SAI.

Effects of Leverage [Text Block]

Effects of Leverage

Assuming the use of leverage in the amount of 33 1/3% of the Fund’s Managed Assets, at a leveraged expense rate of 7.00% payable on such leverage, the income generated by the Fund’s portfolio (net of non-leverage expenses) must exceed 2.33% in order to cover such interest and/or dividend payments and other expenses. Of course, these numbers are merely estimates used for illustration. Actual dividend rates and other leverage expenses may vary frequently and be significantly higher or lower that the rate estimated above.

The following table is designed to illustrate the effect of leverage on Shares total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.”

The table further reflects the issuance of leverage representing 10.00% of the Fund’s Managed Assets, net of expenses, and the Fund’s currently projected annual interest rate and/or dividend on its leverage of 7.50%.

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Shares Total Return	(18.50)%	(11.00)%	(3.50)%	4.00%	11.50%

The Shares total return is composed of two elements: the Share’s dividends and distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the return it receives on its investments is entirely offset by losses in the value of those investments.

Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Shares Total Return	(18.50)%	(11.00)%	(3.50)%	4.00%	11.50%

Return at Minus Ten [Percent]	(18.50%)
Return at Minus Five [Percent]	(11.00%)
Return at Zero [Percent]	(3.50%)
Return at Plus Five [Percent]	4.00%
Return at Plus Ten [Percent]	11.50%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND THE SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware on September 20, 2024. The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize separate classes of Shares of beneficial interest. The Trustees have authorized an unlimited number of Shares. The Fund does not intend to hold annual meetings of its shareholders.

The Fund currently offers four classes of Shares: Class A, Class C, Class I and Class S. The Fund began continuously offering its Class A, Class C, Class I and Class S on October 26, 2026. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each Share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses.” Certain Share class details are set forth in “Plan of Distribution”. The following table shows the amounts of Fund shares that have been authorized and are outstanding as of October 26, 2026:

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Held by Fund or for its Account
Tax ye	Unlimited	None	None
Class C Shares	Unlimited	None	None
Class I Shares	Unlimited	None	None
Class S Shares	Unlimited	None	None

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each Share of the Fund represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its Shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than monthly. Unless the registered owner of shares elects to receive cash, all dividends declared on Shares will be automatically reinvested for shareholders in additional Shares of the same class of the Fund. See “Dividend Reinvestment Plan.” The 1940 Act may limit the payment of dividends to the holders of Shares. Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The Shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the Shares. The Declaration of Trust provides that the Fund’s Shareholders are not liable for any liabilities of the Fund. Although Shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue Share certificates. However, upon written request to the Transfer Agent, a Share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each shareholder upon which the registration of Shares are recorded, and transfers, permitted only in rare circumstances, such as death, will be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a Shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Classes of Shares

The Fund currently offers Class A, Class C, Class I and Class S Shares. Other classes of Shares may be introduced upon approval by the Board of Trustees.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Held by Fund or for its Account
Tax ye	Unlimited	None	None
Class C Shares	Unlimited	None	None
Class I Shares	Unlimited	None	None
Class S Shares	Unlimited	None	None

Class A and C [Member] | Energy Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Energy Sector Risk

Securities prices for companies in the energy sector are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions, among other factors.

Class A and C [Member] | Oil and Gas Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Oil and Gas Volatility Risk

The Fund’s future performance depends on the amount of oil and gas production from the underlying properties and the prices received for such production. Oil and natural gas are commodities and, therefore, their prices are subject to wide fluctuations in response to relatively minor changes in supply and demand. In recent years, the markets for oil and natural gas have been volatile. These markets will likely continue to be volatile in the future. Further, oil prices and natural gas prices do not necessarily fluctuate in direct relation to each other. The Fund cannot predict future oil and gas prices and such prices may decline. The prices received for production, and the levels of production, will depend on numerous factors beyond the Fund’s control.

Class A and C [Member] | Well Productivity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Well Productivity Risk

Project areas on the properties underlying the Fund’s investments may be in various stages of development, ranging from project areas with current drilling or production activity to project areas that have limited drilling or production history. Drilling, testing and completing oil and gas wells involves a high risk of loss. A large number of wells result in dry holes, while others do not produce oil or gas in sufficient quantities to make them commercially profitable to complete and/or produce after completion. Many risks are involved that experience, knowledge, scientific information and careful evaluation cannot avoid. The drilling of dry holes on the properties underlying the Fund’s investments could materially and adversely affect the Fund’s revenue. Even if pre-completion testing and analysis indicate the presence of hydrocarbons in commercial quantities and completion of its wells are attempted, there can be no assurance that the wells will be successfully completed, that the wells will produce oil and/or gas in commercial quantities, or that the wells will produce revenue sufficient to recover the Fund’s investment and return a profit. Therefore, investors must be prepared to lose all of their investment, as there can be no assurance that drilling, testing and completion of wells will result in oil or gas production or that production, if obtained, will be profitable for the Fund. Additionally, oil and gas wells sometimes experience production decline that is rapid and irregular. Initial production from a well (if any) does not accurately indicate any consistent level of production to be derived therefrom.

Class A and C [Member] | Dependence on Infrastructure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Infrastructure Risk

Drilling wells in areas remote from marketing infrastructure may delay production from those wells until sufficient reserves are established to justify construction of necessary gathering lines, pipelines and production facilities, which in turn could delay revenue to the Fund under working interests, ORRIs or other mineral or royalty interests. While the prospects may be in areas of current or historical oil and/or gas production with existing infrastructure, delays may nevertheless occur in the sale of production. Local conditions including, but not limited to, pipeline operating pressures or capacity constraints, and development of local oversupply or deliverability problems could halt or reduce sales from underlying wells. Any of these delays in the production and sale of the oil and gas would reduce the Fund’s revenues, delay distributions to investors and otherwise materially and adversely affect the Fund’s profitability.

Class A and C [Member] | Oil and Gas Industry Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Oil and Gas Industry Competition Risk

The oil and natural gas industry is intensely competitive, and the operators of the underlying properties compete with other companies that may have greater resources. Many of these companies explore for and produce oil and natural gas, carry on midstream and refining operations, and market petroleum and other products on a regional, national or worldwide basis. In addition, these companies may have a greater ability to continue exploration activities during periods of low oil and natural gas market prices. The operators associated with the properties underlying the Fund’s Oil and Gas Interests may have larger competitors that may be able to absorb the burden of present and future federal, state, local and other laws and regulations more easily, which would adversely affect the operators’ competitive position.

Class A and C [Member] | Oil and Gas Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Oil and Gas Regulation Risk

The underlying operations associated with the Fund’s investments will be regulated extensively at the federal, state and local levels. Environmental and other governmental laws and regulations have increased the costs to plan, design, drill, install, operate and abandon oil and gas wells. In addition, failure to comply with these laws and regulations may result in the suspension or termination of the underlying operations and subject the operators to administrative, civil and criminal penalties. Some local municipalities have adopted or are considering adopting land use restrictions, such as city ordinances, that may restrict or prohibit the performance of well drilling in general and/or hydraulic fracturing in particular. There are also certain governmental reviews either underway or being proposed that focus on deep shale and other formation completion and production practices, including hydraulic fracturing. Depending on the outcome of these studies, federal and state legislatures and agencies may seek to further regulate such activities. Certain environmental and other groups have also suggested that additional federal, state and local laws and regulations may be needed to more closely regulate the hydraulic fracturing process. Part of the regulatory environment in which the underlying assets will operate includes, in some cases, legal requirements for obtaining environmental assessments, environmental impact studies and/or plans of development before beginning drilling and production activities. In addition, the operators’ activities are subject to regulations regarding conservation practices and protection of correlative rights. Further, the oil and gas regulatory environment could change in ways that might substantially increase the financial and managerial costs of compliance with these laws and regulations and, thus, reduce the Fund’s profitability.

Class A and C [Member] | Payment Terms Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment Terms Risk

In typical industry practice, an operator will deliver production to a purchaser for a period of up to 30 to 90 days before it receives payment. Thus, it is possible that the operator may not be paid for production that already has been delivered if the purchaser fails to pay for any reason, including bankruptcy. In such case, the operator would be a general unsecured creditor of the purchaser of its production. This ongoing credit risk also may delay or interrupt the sale of the underlying oil and gas or the operator’s negotiation of different terms and arrangements for selling its gas to other purchasers, which could materially and adversely affect the Fund’s profitability and its ability to make distributions to Shareholders.

Class A and C [Member] | Dependence on Downstream Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Downstream Facilities Risk

The amount of oil and natural gas that may be produced and sold from a well is subject to curtailment in certain circumstances, such as by reason of weather conditions, pipeline interruptions due to scheduled and unscheduled maintenance, failure of tendered oil and natural gas to meet quality specifications of gathering lines or downstream transporters, excessive line pressure which prevents delivery, physical damage to the gathering system or transportation system or lack of contracted capacity on such systems. The curtailments may vary from a few days to several months. In many cases, the operators of the underlying properties are provided limited notice, if any, as to when production will be curtailed and the duration of such curtailments. If the operators are forced to reduce production due to such a curtailment, the Fund’s revenues, and the amount of distributions to Shareholders, would similarly be reduced due to such reduction of production.

Class A and C [Member] | Operating Hazards Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operating Hazards Risk

The Fund’s investments will be subject to substantial operating risks, such as unusual or unexpected geologic formations, pressures, downhole fires, mechanical failures, blow-outs, cratering, explosions, pipe failure, uncontrollable flow of oil, gas or well fluids and pollution and other environmental risks. These hazards could result in substantial losses to an investment due to injury and loss of life, severe damage to and destruction of property and equipment, pollution and other environmental damage, suspension of operations and costs of remediation. Investment operations could result in liability for personal injuries, property damage, oil spills, discharge of hazardous materials, remediation and clean-up costs, and other environmental damages. A property underlying an Oil and Gas Interest could be liable for environmental damages caused by previous property owners. As a result, substantial liabilities to third parties or governmental entities may be incurred, the payments of which could have a material adverse effect on the Fund’s investments, and thus on the Fund. However, portfolio investments will not be able to fully insure against all risks associated with their business, either because such insurance is not available or because the cost of such insurance would be prohibitive.

Class A and C [Member] | Risks of Investing Through Oil and Gas Investment Vehicles [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing Through Oil and Gas Investment Vehicles

By investing in an Oil and Gas Investment Vehicle, the Fund is indirectly exposed to risks associated with the Oil and Gas Investment Vehicle’s investments in Oil and Gas Interests. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

•

The Fund may not have sole decision-making authority with respect to an Oil and Gas Investment Vehicle (except any wholly owned Oil and Gas Investment Vehicle) regarding certain major decisions affecting the ownership of the vehicle or assets of the vehicle, and a co-investor, joint venture partner or other investor in the Oil and Gas Investment Vehicle could take actions that decrease the value of an investment to the Fund and lower the Fund’s overall return;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals, including, for instance, the financing, management, operation, leasing or sale of the assets purchased by such Oil and Gas Investment Vehicle;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle that controls the management of the affairs of an Oil and Gas Investment Vehicle could become insolvent or bankrupt;

•

Fraud or other misconduct by a co-investor, joint venture partner or other investor that controls the management of the affairs of an Oil and Gas Investment Vehicle may have a materially adverse effect on the Fund’s investments;

•

Under certain arrangements, no party may have the power to control the Oil and Gas Investment Vehicle and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the Oil and Gas Investment Vehicle, which could adversely impact the operations and profitability of the vehicle and/or the amount and timing of distributions the Fund receives from such vehicle;

•	A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may be structured differently than the Fund for tax purposes and this could create conflicts of interest;

•

The Fund may rely upon a co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle to manage the day-to-day operations of the Oil and Gas Investment Vehicle, as well as to prepare financial information for the vehicle, and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;

•

A co-investor, joint venture partner or other investor managing an Oil and Gas Investment Vehicle may experience a change of control, which could result in new management of such co-investor, joint venture partner or other investor with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

•

A co-investor, joint venture partner or other investor in an Oil and Gas Investment Vehicle may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s interests, policies or objectives; and

•

The terms of an Oil and Gas Investment Vehicle could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity.

Any of the above might subject the Fund to liabilities and thus reduce its returns on investments through that Oil and Gas Investment Vehicle.

Class A and C [Member] | Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

The credit quality of securities held by the Fund can change rapidly in certain market environments, particularly during times of market volatility, and the default of a single holding could cause significant NAV deterioration. An issuer or guarantor of debt securities (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to make principal and/or interest payments when they are due or may otherwise default on other financial terms and/or go bankrupt. This is also sometimes described as “counterparty risk.”

Class A and C [Member] | Market Disruption, Health Crises, Terrorism and Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption, Health Crises, Terrorism and Geopolitical Risks

The Fund’s investments may be negatively affected by the broad investment environment in the oil and gas markets, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

Class A and C [Member] | Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. Moreover, if the Adviser fails to retain their key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer.

Class A and C [Member] | Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition Risk

Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. In acquiring its target assets, the Fund will compete with a variety of other institutional investors, including public and private funds, REITs, insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other financial institutions, many of which have greater resources than the Fund. The Fund may not be able to compete successfully for investments.

Class A and C [Member] | Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Leverage is a speculative investment technique that may expose the Fund to greater risks and increased costs. There is no assurance that a leveraging strategy would be successful. Leverage involves risks and special considerations for Shareholders including:

•	the likelihood of greater volatility of NAV of the Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the Shareholders;

•	the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;

•	the potential for an increase in operating costs, which may reduce the Fund’s total return; and

•	the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.

In addition to any borrowing utilized by the Fund, the Oil and Gas Investment Vehicles in which the Fund invests may utilize leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of the Oil and Gas Investment Vehicle will decrease. Additionally, any event which adversely affects the value of an investment by an Oil and Gas Investment Vehicle would be magnified to the extent such Oil and Gas Investment Vehicle utilizes leverage.

Class A and C [Member] | Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risk

The prices of equity securities, including common stocks and preferred securities, fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in Shareholder rights associated with such securities.

Class A and C [Member] | Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

Many of the Fund’s investments will be illiquid, including the Fund’s Oil and Gas Investment Vehicle investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid investments on acceptable terms, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. The Fund cannot predict whether it will be able to sell any investment for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The risks associated with illiquid investments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid investments.

Class A and C [Member] | Interval Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interval Fund Risk

The Fund is a closed-end management investment company that provides limited liquidity through a quarterly repurchase policy under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Declaration of Trust and the Fund’s repurchase policy. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of Shares tendered by a Shareholder in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire. See “Quarterly Repurchases of Shares.”

Class A and C [Member] | Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk

The Fund believes that repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may adversely impact the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Class A and C [Member] | Delay in Use of Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Delay in Use of Proceeds Risk

The Fund relies upon the Co-Adviser’s investment professionals to identify suitable investments. To the extent that Co-Adviser’s investment professionals face competing demands upon their time in instances when the Fund has capital ready for investment, the Fund may face delays in execution. The Fund could also suffer from delays in locating suitable investments as a result of the Fund’s reliance on the

Adviser at times when its officers, employees, or agents are simultaneously seeking to locate suitable investments for other Lincoln or Cantor sponsored programs, some of which have investment objectives and employ investment strategies that are similar to those of the Fund. Further, it may be difficult for the Fund to invest the net offering proceeds promptly and on attractive terms. Delays the Fund encounters in the selection and origination of income-producing assets would likely limit the Fund’s ability to pay distributions to Shareholders and lower their overall returns. Similar concerns arise when there are prepayments, maturities or sales of the Fund’s investments.

The Fund’s ability to achieve its investment objective and to pay distributions depends upon the performance of the Adviser in the acquisition of the Fund’s investments. The more money the Fund raises in the offering of its Shares, the greater the Fund’s challenge will be to invest all of the net offering proceeds on attractive terms. Except for the Fund’s investment policy, Shareholders will have no opportunity to evaluate the economic merits or the terms of the Fund’s investments before making a decision to invest in the Fund. Shareholders must rely entirely on the management abilities of the Adviser. The Fund cannot assure Shareholders that the Adviser will be successful in obtaining suitable investments on financially attractive terms or that, if the Adviser makes investments on the Fund’s behalf, the Fund’s objective will be achieved.

Although the Fund currently intends to invest the proceeds from any sale of the Shares offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. If the Fund is unable to find suitable investments promptly or deploy capital in a timely or efficient manner, it may be forced to invest in cash, cash equivalents or other assets. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the oil and gas industry the Fund seeks to acquire. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. There can be no assurances as to how long it will take the Fund to invest the net proceeds from sales of Fund Shares. If the Fund would continue to be unsuccessful in locating suitable investments, the Fund may ultimately decide to liquidate.

This offering is being made on a “best efforts” basis, meaning that the Fund is only required to use its best efforts to sell the shares and has no firm commitment or obligation to purchase any shares in the offering. As a result, the amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create a diversified portfolio of investments. If the Fund is unable to raise substantial funds, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a Shareholder’s investment may be reduced in the event the Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, reducing the Fund’s net income and limiting its ability to make distributions.

Class A and C [Member] | Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

The Fund’s Oil and Gas Interest investments are fair valued by the Adviser in accordance with the procedures described under “Determination of Net Asset Value” below. Within the parameters of the Fund’s valuation procedures, the valuation methodologies used to value the Fund’s Oil and Gas Interest investments will involve subjective judgments and projections and may not be accurate. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not turn out to be correct. Valuations and appraisals of the Fund’s Oil and Gas Interest investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Adviser and the Fund’s independent third party valuation agents or pricing services. Valuations and appraisals of the Fund’s Oil and Gas Interest investments are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for the Adviser to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. A material change in an Oil and Gas Interest investment or a new appraisal of an Oil and Gas Interest investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per Share.

It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Oil and Gas Interest investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is evaluated, such that the Fund’s NAV may be appropriately updated in accordance with the Fund’s valuation guidelines.

Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Oil and Gas Interest investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies or an unanticipated structural or environmental event at a property may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. The Adviser will rely on the independent third party valuation agents’ or pricing services’ appraisals in determining the fair value of the Oil and Gas Interest investments. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Shares, the price the Fund paid to repurchase Shares or NAV-based fees the Fund paid to the Adviser to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Shares in this offering, and the price at which your Shares may be repurchased in a repurchase offer by the Fund, are based on NAV per Share, you may pay more than realizable value or receive less than realizable value for your investment if assets are mispriced. In addition, the participation of the Adviser’s personnel in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Adviser is based on the value of the Fund’s assets.

Class A and C [Member] | Business and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business and Regulatory Risks

Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund.

Class A and C [Member] | Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk

Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service. The Fund may also invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Class A and C [Member] | Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks

Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its income and net short-term gains in the form of deductible dividends.

The Fund intends to elect to be treated, and to qualify each year, as a “regulated investment company” (a “RIC”) under Subchapter M of the Code, so that it will generally not pay U.S. federal income tax on income and capital gains timely distributed (or treated as being distributed, as described below) to shareholders. To qualify as a RIC, at least 90% of the Fund’s gross income must be derived from (A) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (B) net income derived from an interest in a qualified publicly traded partnership.

Code § 851 does not contain a definition of “securities”. However, the section provides that terms not defined in the section have the meanings under the 1940 Act. Some of the intended investments of the Fund may not qualify as “securities” under the 1940 Act. The Fund has attempted to isolate those investments in a controlled Subsidiary. However, to satisfy the RIC diversification tests, the Offshore Subsidiary may not represent more than 25% of the value of the Fund at the end of any quarter (subject to some exceptions). If it is determined that the investments held directly by the Fund are not securities, or if the Offshore Subsidiary represents more than 25% of the value of the Fund at the end of a quarter, the Fund may lose its status as a RIC and be subject to corporate level taxation.

The Fund intends to treat any income it may derive from the investments received by the Offshore Subsidiary as “qualifying income” under the provisions of the Internal Revenue Code of 1986, as amended, applicable to RICs. The Internal Revenue Service had issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Offshore Subsidiary would be qualifying income, if (i) the income is distributed in the same year that it is required to be included in the income of the RIC or (ii) the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Offshore Subsidiary, the Fund intends to cause the Offshore Subsidiary to make distributions that would allow the Fund to make timely distributions to its Shareholders.

If the Fund qualifies as a regulated investment company and distributes to its shareholders at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if the Fund retains any investment company taxable income or “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss), it will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at the rate of 21%) on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), net tax-exempt interest, if any, and net capital gain. Under the Code, the Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of 98% of the Fund’s ordinary income (computed on a calendar year basis, and taking into account certain deferrals and elections), plus 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) plus undistributed amounts from prior years on which the Fund paid no federal income tax. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal circumstances, does not expect to be subject to this excise tax. However, the Fund may also decide to distribute less and pay the federal excise taxes. See “Federal Tax Matters.”

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in an Oil and Gas Interest that limit utilization of this cure period.

If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code, in which case the Fund would lose its status as a RIC. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.

The Fund intends to distribute at least 90% of its investment income and net short-term capital gains to shareholders in accordance with RIC requirements each year. See “Federal Tax Matters”. Investors will be required each year to pay applicable federal and state income taxes on their respective shares of the Fund’s taxable income. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.

Class A and C [Member] | Privately Placed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Privately Placed Securities Risk

The Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place a Fund’s assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

Class A and C [Member] | Reliance on Key Persons Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Key Persons Risk

The Fund relies on the services of certain executive officers who have relevant knowledge of Oil and Gas Interests and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Class A and C [Member] | Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk

The Fund will invest a substantial portion of its assets in the Crude Petroleum and Natural Gas Industry. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the Crude Petroleum and Natural Gas Industry than a fund that invests its assets in a more diversified manner. The Crude Petroleum and Natural Gas Industry includes companies that engage in operating oil and gas field properties. These companies may engage in activities such as the exploration for crude petroleum and natural gas; drilling, completing, and equipping wells; operation of separators, emulsion breakers, desilting equipment, and field gathering lines for crude petroleum; and all other activities in the preparation of oil and gas up to the point of shipment from the producing property.

Companies in the Crude Petroleum and Natural Gas Industry also include the production of oil through the mining and extraction of oil from oil shale and oil sands and the production of gas and hydrocarbon liquids through gasification, liquid faction, and pyrolysis of coal at the mine site. In addition, the Crude Petroleum and Natural Gas Industry includes companies which have complete responsibility for operating oil and gas wells for others on a contract or fee basis.

Companies in the Crude Petroleum and Natural Gas Industry are affected by specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, Crude Petroleum and Natural Gas Industry companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves also may affect the profitability of companies operating within the Crude Petroleum and Natural Gas Industry.

Class A and C [Member] | Hedging Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Transactions Risk

Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

Class A and C [Member] | Fund Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fund Capitalization Risk

There is a risk that the Fund may not continue to raise capital sufficient to maintain profitability and meet its investment objective. An inability to continue to raise capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Class A and C [Member] | No Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History Risk

The Fund is a newly-organized, non-diversified, closed-end management investment company with no history of operations upon which prospective investors may evaluate the Fund’s past performance and potential future returns. While the senior investment professionals and other individuals employed by Lincoln have prior experience in Oil and Gas Interest investments, past performance with respect to such activities is not a guarantee of future results.

Class A and C [Member] | Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Diversification Risk

The Fund is a “non-diversified company” under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified company.” Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests.

Class A and C [Member] | Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk

The Fund is susceptible to operational and information security risks relating to technologies such as the Internet. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of the Fund to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting the Fund investments, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, banks, brokers, dealers, insurance companies and other financial institutions. In addition, substantial costs may be incurred in order to prevent cyber incidents in the future.

Class A and C [Member] | Temporary Defensive Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Defensive Strategies Risk

When the Adviser anticipate unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in cash or cash equivalents or accept lower current income from short-term investments rather than investing in high yielding long-term securities. In such a case, Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objectives.

Class A and C [Member] | Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk

The Adviser and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the joint venture partners of the Adviser each manage and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Adviser and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Adviser and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of the joint venture partners of the Adviser invest in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the joint venture partners of the Adviser or result in the Co-Adviser receiving material, non-public information, or the Adviser may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if one of the joint venture partners of the Adviser acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

Subject to applicable regulatory requirements, the portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Adviser which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Adviser and the its affiliates may provide more services to some types of funds and accounts than others.

The use of leverage by the Fund has the potential to increase the investment management fees payable to the Adviser, which may provide a financial incentive to the Adviser to use leverage or increase the amount of leverage used. The Fund’s use of leverage, therefore, may create a conflict of interest between the Adviser, on the one hand, and the Fund’s Shareholders, on the other hand.

The Fund and/or the Adviser (as applicable) have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the joint venture partners of Adviser are treated equitably; however, there is no guarantee that such policies and procedures will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the joint venture partners of the Adviser may manage or advise from time to time. As noted above, the Fund has sought exemptive relief to permit co-investments among the Fund and vehicles managed by Lincoln. Until such relief is granted, Lincoln intends, consistent with its fiduciary obligations, to allocate investment opportunities between the Fund and its other investment vehicles based on a stated rotation policy, which considers capacity and portfolio position of each investment vehicle. In the event that the co-investment exemptive relief is granted, co-investment opportunities will be allocated in a manner that is consistent with the conditions of such exemptive relief as applicable. For further information on potential conflicts of interest, see “Management of the Fund—Conflicts of Interest” in the SAI.

Class A and C [Member] | Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. If interest rates increase, such increases may result in a decline in the value of the fixed income or other investments held by the Fund that move inversely to interest rates. A decline in the value of such investments would result in a decline in the Fund’s NAV. Additionally, further changes in interest rates could result in additional volatility and could cause Fund Shareholders to tender their Shares for repurchase at its regularly scheduled repurchase intervals. The Fund may need to liquidate portfolio investments at disadvantageous prices in order to meet such repurchases. Further increases in interest rates could also cause dealers in fixed income securities to reduce their market making activity, thereby reducing liquidity in these markets. To the extent the Fund holds fixed income securities or other securities that behave similarly to fixed income securities, the longer the maturity dates are for such securities will result in a higher likelihood of a decrease in value during periods of rising interest rates.

Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[11]
Management Fees [Percent]	2.25%	[12]
Interest Expenses on Borrowings [Percent]	0.75%	[12],[13]
Distribution/Servicing Fees [Percent]	0.00%	[12],[14]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expense 2 [Percent]	2.25%
Other Annual Expense 3 [Percent]	0.50%	[12],[15]
Other Annual Expenses [Percent]	1.00%	[12],[16]
Total Annual Expenses [Percent]	4.75%
Waivers and Reimbursements of Fees [Percent]	(0.25%)	[12],[17]
Net Expense over Assets [Percent]	4.50%
Expense Example, Year 01	$ 100
Expense Example, Years 1 to 3	190
Expense Example, Years 1 to 5	286
Expense Example, Years 1 to 10	$ 524
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class C [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%	[11]
Distribution/Servicing Fees [Percent]	0.75%	[12],[14]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	5.50%
Waivers and Reimbursements of Fees [Percent]	(0.25%)	[12],[17]
Net Expense over Assets [Percent]	5.25%
Expense Example, Year 01	$ 52
Expense Example, Years 1 to 3	162
Expense Example, Years 1 to 5	274
Expense Example, Years 1 to 10	$ 549
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]	Class C Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0

[1]	Estimates are based on Fund net assets of $100,000,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of Shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount, net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will raise $100,000,000 in proceeds.
[2]	The table assumes the Fund’s use of leverage in an amount equal to 10% of the Fund’s total assets (less all liabilities and indebtedness not represented by Investment Company Act leverage). The Fund’s actual interest costs associated with leverage may differ from the estimates above.
[3]	Estimated fees and expenses related to property management, disposition expenses, any other expenses related to investments in Oil and Gas Interests of the Fund’s Oil and Gas Investment Vehicles (including real estate and property taxes on properties held in the Fund’s Oil and Gas Investment Vehicles).
[4]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund. Other Expenses include professional fees, offering expenses, and other general and administrative expenses.
[5]	The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the Expense Limitation Agreement) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including all organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, asset level expenses and extraordinary expenses), to the extent that they exceed 3.00% per annum of the Fund’s average daily net assets attributable to Class S shares (the Expense Limitation) for an initial two-year term. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, provided that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect at least until October 15, 2028, unless and until the Board approves its modification or termination. Separately and in addition to the Expense Limitation, the Adviser has also contractually agreed to waive 1.00% of its management fee for Class S shares until October 15, 2029 unless the Adviser and the Board approve its continuation under a Management Waiver Agreement. The Expense Limitation Agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. See “Management of the Fund.”
[6]	Estimates are based on Fund net assets of $100,000,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of Shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount, net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will raise $100,000,000 in proceeds.
[7]	The table assumes the Fund’s use of leverage in an amount equal to 10% of the Fund’s total assets (less all liabilities and indebtedness not represented by Investment Company Act leverage). The Fund’s actual interest costs associated with leverage may differ from the estimates above.
[8]	Estimated fees and expenses related to property management, disposition expenses, any other expenses related to investments in Oil and Gas Interests of the Fund’s Oil and Gas Investment Vehicles (including real estate and property taxes on properties held in the Fund’s Oil and Gas Investment Vehicles).
[9]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund. Other Expenses include professional fees, offering expenses, and other general and administrative expenses.
[10]	The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the Expense Limitation Agreement) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including all organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, asset level expenses and extraordinary expenses), to the extent that they exceed 3.00% per annum of the Fund’s average daily net assets attributable to Class I shares (the Expense Limitation) for an initial two-year period. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, provided that: (1) the reimbursement or recoupment for fees and expenses will be made only if payable not more than three years from the date in which they were waived or paid; and (2) the reimbursement or recoupment may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect at least until October 15, 2028, unless and until the Board approves its modification or termination. Separately and in addition to the Expense Limitation, the Adviser has also contractually agreed to waive 1.00% of its management fee for Class I shares until October 15, 2027 unless the Adviser and the Board approve its continuation under a Management Waiver Agreement. The Expense Limitation Agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. See “Management of the Fund.”
[11]	Class C shareholders may be subject to a contingent deferred sales charge on shares repurchased during the first 365 days after their purchase.
[12]	Estimates are based on Fund net assets of $100,000,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of Shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount, net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will raise $100,000,000 in proceeds.
[13]	The table assumes the Fund’s use of leverage in an amount equal to 10% of the Fund’s total assets (less all liabilities and indebtedness not represented by Investment Company Act leverage). The Fund’s actual interest costs associated with leverage may differ from the estimates above.
[14]	Class C shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C shares and is payable on a monthly basis. See “Plan of Distribution.”
[15]	Estimated fees and expenses related to property management, disposition expenses, any other expenses related to investments in Oil and Gas Interests of the Fund’s Oil and Gas Investment Vehicles (including real estate and property taxes on properties held in the Fund’s Oil and Gas Investment Vehicles).
[16]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund. Other Expenses include professional fees, offering expenses, and other general and administrative expenses.
[17]	The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the Expense Limitation Agreement) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including all organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, asset level expenses and extraordinary expenses), to the extent that they exceed 3.25% and 4.00% per annum of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively (the Expense Limitation) for an initial two-year period. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, provided that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect at least until October 15, 2028, unless and until the Board approves its modification or termination. Separately, the Adviser has also contractually agreed to waive 1.00% of its management fee for Class A and Class C shares until October 15, 2027 unless the Adviser and the Board approve its continuation under a Management Waiver Agreement. The Expense Limitation Agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. See “Management of the Fund.”